N-4	Apr. 29, 2024 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	DELAWARE LIFE VARIABLE ACCOUNT F
Entity Central Index Key	0000853285
Entity Investment Company Type	N-4
Document Period End Date	Apr. 29, 2024
Amendment Flag	false
Delaware Life Accelerator Prime Variable Annuity
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location In The Prospectus
Charges for Early Withdrawals
If you withdraw money from your Contract within 7 years following your last Purchase Payment, you will be assessed a Withdrawal Charge of up to
8.0% (as a percentage of Purchase Payments withdrawn), declining to 0%
over that time period. For example if you make a withdrawal you could pay a Withdrawal Charge of up to $8,000 on a $100,000 investment.
Fee Table - Transaction Expenses Withdrawals, Surrenders, and Withdrawal Charges
Transaction Charges
In addition to charges for withdrawals, you may also be charged for other transactions. There may be taxes on Purchase Payments and charges for transfers between investment options. Currently, we do not charge for transfers. However, we reserve the right to charge $25 per transfer after the first 12 transfers per Contract Year.
Fee Table - Transaction Expenses Transfer Privilege Contract Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the investment options and optional benefits you have elected.
Fee Table - Annual Contract Expenses Contract Charges Benefits Available Under the Contract Appendix A: Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base contract:	1.20%[1]	1.20%[1]
	Investment options (Fund fees and expenses)	0.59%[2]	3.17%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20%[3]	4.00%[4]

1. As a percentage of average Variable Accumulation Value, plus an amount attributable to the Annual Contract Fee.
2. As a percentage of Fund net assets.
3. As a percentage of ROP Value for the Return of Premium death benefit rider.
4. As a percentage of Withdrawal Benefit Base plus a percentage of the GMPB Base for the GLWB/GMPB Combo rider, which is no longer available for sale. This represents the maximum fee for the rider.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add
Withdrawal Charges that substantially increase costs.

Lowest Annual Cost: $1,630	Highest Annual Cost: $6,193
Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Fund fees and expenses •No optional benefits •No sales charges •No additional Purchase Payments, transfers or withdrawals
Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
optional benefits and Fund fees
and expenses
•No sales charges
•No additional Purchase
Payments, transfers or
withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
If you withdraw money from your Contract within 7 years following your last Purchase Payment, you will be assessed a Withdrawal Charge of up to
8.0% (as a percentage of Purchase Payments withdrawn), declining to 0%
over that time period. For example if you make a withdrawal you could pay a Withdrawal Charge of up to $8,000 on a $100,000 investment.
Fee Table - Transaction Expenses Withdrawals, Surrenders, and Withdrawal Charges

Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Purchase Payments) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Transaction Charges [Text Block]
Transaction Charges
In addition to charges for withdrawals, you may also be charged for other transactions. There may be taxes on Purchase Payments and charges for transfers between investment options. Currently, we do not charge for transfers. However, we reserve the right to charge $25 per transfer after the first 12 transfers per Contract Year.
Fee Table - Transaction Expenses Transfer Privilege Contract Charges

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the investment options and optional benefits you have elected.
Fee Table - Annual Contract Expenses Contract Charges Benefits Available Under the Contract Appendix A: Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base contract:	1.20%[1]	1.20%[1]
	Investment options (Fund fees and expenses)	0.59%[2]	3.17%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20%[3]	4.00%[4]

1. As a percentage of average Variable Accumulation Value, plus an amount attributable to the Annual Contract Fee.
2. As a percentage of Fund net assets.
3. As a percentage of ROP Value for the Return of Premium death benefit rider.
4. As a percentage of Withdrawal Benefit Base plus a percentage of the GMPB Base for the GLWB/GMPB Combo rider, which is no longer available for sale. This represents the maximum fee for the rider.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add
Withdrawal Charges that substantially increase costs.

Lowest Annual Cost: $1,630	Highest Annual Cost: $6,193
Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Fund fees and expenses •No optional benefits •No sales charges •No additional Purchase Payments, transfers or withdrawals
Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
optional benefits and Fund fees
and expenses
•No sales charges
•No additional Purchase
Payments, transfers or
withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.20%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.20%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average Variable Accumulation Value, plus an amount attributable to the Annual Contract Fee.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.59%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	3.17%
Investment Options Footnotes [Text Block]	As a percentage of Fund net assets.
Optional Benefits Minimum [Percent]	0.20%
Optional Benefits Maximum [Percent]	4.00%
Optional Benefits Footnotes [Text Block]	As a percentage of ROP Value for the Return of Premium death benefit rider.As a percentage of Withdrawal Benefit Base plus a percentage of the GMPB Base for the GLWB/GMPB Combo rider, which is no longer available for sale. This represents the maximum fee for the rider.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $1,630	Highest Annual Cost: $6,193
Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Fund fees and expenses •No optional benefits •No sales charges •No additional Purchase Payments, transfers or withdrawals
Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
optional benefits and Fund fees
and expenses
•No sales charges
•No additional Purchase
Payments, transfers or
withdrawals

Lowest Annual Cost [Dollars]	$ 1,630
Highest Annual Cost [Dollars]	$ 6,193
Risks [Table Text Block]
	RISKS	Location In The Prospectus
Risk of Loss	You can lose money by investing in the Contract.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
•The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•The benefits of tax deferral, long-term income, and living benefit guarantees mean the Contract is generally more beneficial to investors with a long-time horizon. You should not use the Contract as a short-term investment.
•Withdrawal Charges may apply to withdrawals. If you take a withdrawal, a Withdrawal Charge may reduce the withdrawal amount that you actually receive or the value of your investment. Withdrawals may also reduce or terminate Contract guarantees.
•Withdrawals are subject to taxes, including a 10% federal tax penalty if you take a withdrawal before age 59 1∕2.

Risks Associated with Investment Options
•An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., the Funds).
•Each investment option (including any Fixed Account investment option)
will have its own unique risks.
•You should review the investment options before making an investment decision.

Insurance Company Risks
An investment in the Contract is subject to the risks related to the Company.
Any obligations (including under any Fixed Account investment options), guarantees, or benefits are subject to the claims-paying ability of the
Company. Additional information about the Company, including its financial strength ratings, is available upon request by calling (800)
374-3714 or visiting https://www.delawarelife.com/our-company.

Investment Restrictions [Text Block]	•Certain investment options may not be available under your Contract.•You are allowed to make 12 transfers between investment options per Contract Year. We reserve the right to charge $25 per transfer on all transfers. At least 6 days must elapse between transfers. Your transfers between Fund options are subject to policies designed to deter excessively frequent transfers. These transfer restrictions do not apply to transfers under the Contract’s automatic transfer programs.•Amounts withdrawn or transferred from the Fixed Account prior to the end of a multi-year Guarantee Period are subject to a Market Value Adjustment, which may result in either a positive or negative adjustment. Negative adjustments are subject to a floor.•We reserve the right to remove or substitute Funds as investment options.
Optional Benefit Restrictions [Text Block]	•There are additional restrictions under the Contract’s optional benefits, including restrictions that limit the investment options that you may select under the Contract. We may change these restrictions in the future.•Failure to satisfy applicable investment restrictions may result in the termination of an optional benefit.•Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn and could terminate the benefit.
Tax Implications [Text Block]	•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•There is no additional tax benefit if you purchase the Contract through a tax-qualified plan or an individual retirement account (IRA).•Earnings under your Contract are taxed at ordinary income rates when withdrawn. You may be subject to a 10% federal tax penalty if you take a withdrawal before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling the Contract to you, including commissions, other cash compensation, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm. As a result of these compensation arrangements, your investment professional may have a financial incentive to offer or recommend this Contract to you over another investment for which the investment professional is not compensated or compensated less.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Text Block]	FEE TABLE The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the optional benefits you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options. State premium taxes may also be deducted.Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of Purchase Payments)		None
Deferred Sales Load (or Withdrawal Charge) (as a percentage of Purchase Payments withdrawn)		8%[1]
Withdrawal Charge Schedule
Number of Completed Years Since the Purchase Payment Has Been in Your Contract	Withdrawal Charge
0	8%
1	7%
2	6%
3	6%
4	5%
5	4%
6	3%
7 or more	0%
Exchange Fee (per transfer after 12th transfer in a Contract Year)		$25 (Currently $0)
1A portion of your Contract Value may be withdrawn each year without imposition of any Withdrawal Charge. (See “WITHDRAWALS, SURRENDERS, AND WITHDRAWAL CHARGES – Free Withdrawal Amount.” After a Purchase Payment has been in your Contract for seven complete years, that Purchase Payment may be withdrawn free of any Withdrawal Charge.The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.Annual Contract Expenses
Administrative Expenses[1]		$30
Base Contract Expenses[2] (as a percentage of average Variable Accumulation Value)		1.20%
Optional Benefit Expenses[3]	Maximum Charge	Current Charge
Optional Death Benefits
Highest Anniversary Value (HAV) Death Benefit (as a percentage of the HAV Value3)	2.00% annually	See Rate Sheet Supplement for current rates.
Return of Premium (ROP) Death Benefit (as a percentage of the ROP Value3)	2.00% annually	See Rate Sheet Supplement for current rates.
Optional Benefit Expenses[3]	Maximum Charge	Current Charge
Optional Living Benefits
Guaranteed Lifetime Withdrawal Benefits
Income Boost GLWB, Income Control, Flex Income Boost GLWB, and Flex Income Control GLWB (as a percentage of the Withdrawal Benefit Base3)	2.50% annually	See Rate Sheet Supplement for current rates.
Prior Version of the Income Boost GLWB (no longer available for sale after April 3, 2022) (as a percentage of the Withdrawal Benefit Base4)	2.50% annually	N/A
Prior Version of the Income Control GLWB (no longer available for sale after April 3, 2022) (as a percentage of the Withdrawal Benefit Base4)	1.95% annually	N/A
Guaranteed Minimum Accumulation Benefits
Armor 10 GMAB (as a percentage of the GMAB Base4)	1.50% annually	See Rate Sheet Supplement for current rates.
Armor 7 GMAB (as a percentage of the GMAB Base4)	1.50% annually	See Rate Sheet Supplement for current rates.
Guaranteed Market Protection Benefits
Armor Flex 10 GMPB (as a percentage of the GMPB Base4)	1.50% annually	See Rate Sheet Supplement for current rates.
Armor Flex 7 GMPB (as a percentage of the GMPB Base4)	1.50% annually	See Rate Sheet Supplement for current rates.
GLWB / GMPB Combo Benefit (no longer available for sale after April 3, 2022)[5]
Income Boost GLWB and Income Control GLWB (as a percentage of the Withdrawal Benefit Base4)	2.50% annually	N/A
Armor Flex 10 GMPB and Armor Flex 7 GMPB (as a percentage of the GMPB Base4)	1.50 % annually	N/A
1.Referred to as the “Annual Contract Fee” elsewhere in this prospectus. If you surrender your Contract on a date other than a Contract Anniversary, we will deduct a proportionate amount of the Annual Contract Fee to reflect the time elapsed between the last Contract Anniversary and the date of the surrender. We will not deduct the Annual Contract Fee if your Contract Value is $100,000 or more on your Contract Anniversary or on the date you surrender your Contract. (See “CONTRACT CHARGES - Annual Contract Fee.”) 2.Referred to as the “Asset Charge” elsewhere in this prospectus. (See “CONTRACT CHARGES - Asset Charges.”)3.You may have purchased this Contract before the currently available optional benefits changed. If you purchased one or more of the above benefits during this period, the above maximum charge percentages are applicable. The current charge for your optional benefit has not changed from the current charge, except for the GMPB. Prior to December 1, 2021, the GMPB Fee is 0.45% of the GMPB Base for your Contract.4.The HAV Value, ROP Value, Withdrawal Benefit Base, Bonus Withdrawal Base, Step-Up Withdrawal base, GMAB Base, or GMPB Base, as applicable, is initially equal to your initial Purchase Payment and is thereafter subject to possible positive and negative adjustments (See “DEATH BENEFIT” and “OPTIONAL LIVING BENEFITS.”)[5]The GLWB/GMPB Combo rider combines one GLWB and one GMPB living benefit, subject to certain restrictions. You will pay two charges, one for the selected GLWB and one for the selected GMPB. See Appendix D, GLWB / GMPB Combo Benefit: GLWB and GMPB (Purchased on or before April 3, 2022 and no longer available for sale)The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the Contract, including their annual expenses, may be found at the back of this document in APPENDIX A – FUNDS AVAILABLE UNDER THE CONTRACT. Annual Fund Expenses
	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, and/or service (12b-1) fees, and other expenses)	0.59%	3.17%

Transaction Expenses [Table Text Block]
Sales Load Imposed on Purchases (as a percentage of Purchase Payments)		None
Deferred Sales Load (or Withdrawal Charge) (as a percentage of Purchase Payments withdrawn)		8%[1]
Withdrawal Charge Schedule
Number of Completed Years Since the Purchase Payment Has Been in Your Contract	Withdrawal Charge
0	8%
1	7%
2	6%
3	6%
4	5%
5	4%
6	3%
7 or more	0%
Exchange Fee (per transfer after 12th transfer in a Contract Year)		$25 (Currently $0)
1A portion of your Contract Value may be withdrawn each year without imposition of any Withdrawal Charge. (See “WITHDRAWALS, SURRENDERS, AND WITHDRAWAL CHARGES – Free Withdrawal Amount.” After a Purchase Payment has been in your Contract for seven complete years, that Purchase Payment may be withdrawn free of any Withdrawal Charge.
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	8.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	8.00%
Deferred Sales Load, Footnotes [Text Block]	A portion of your Contract Value may be withdrawn each year without imposition of any Withdrawal Charge. (See “WITHDRAWALS, SURRENDERS, AND WITHDRAWAL CHARGES – Free Withdrawal Amount.” After a Purchase Payment has been in your Contract for seven complete years, that Purchase Payment may be withdrawn free of any Withdrawal Charge.
Exchange Fee, Maximum [Dollars]	$ 25
Exchange Fee, Current [Dollars]	$ 0
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses
Administrative Expenses[1]		$30
Base Contract Expenses[2] (as a percentage of average Variable Accumulation Value)		1.20%
Optional Benefit Expenses[3]	Maximum Charge	Current Charge
Optional Death Benefits
Highest Anniversary Value (HAV) Death Benefit (as a percentage of the HAV Value3)	2.00% annually	See Rate Sheet Supplement for current rates.
Return of Premium (ROP) Death Benefit (as a percentage of the ROP Value3)	2.00% annually	See Rate Sheet Supplement for current rates.
Optional Benefit Expenses[3]	Maximum Charge	Current Charge
Optional Living Benefits
Guaranteed Lifetime Withdrawal Benefits
Income Boost GLWB, Income Control, Flex Income Boost GLWB, and Flex Income Control GLWB (as a percentage of the Withdrawal Benefit Base3)	2.50% annually	See Rate Sheet Supplement for current rates.
Prior Version of the Income Boost GLWB (no longer available for sale after April 3, 2022) (as a percentage of the Withdrawal Benefit Base4)	2.50% annually	N/A
Prior Version of the Income Control GLWB (no longer available for sale after April 3, 2022) (as a percentage of the Withdrawal Benefit Base4)	1.95% annually	N/A
Guaranteed Minimum Accumulation Benefits
Armor 10 GMAB (as a percentage of the GMAB Base4)	1.50% annually	See Rate Sheet Supplement for current rates.
Armor 7 GMAB (as a percentage of the GMAB Base4)	1.50% annually	See Rate Sheet Supplement for current rates.
Guaranteed Market Protection Benefits
Armor Flex 10 GMPB (as a percentage of the GMPB Base4)	1.50% annually	See Rate Sheet Supplement for current rates.
Armor Flex 7 GMPB (as a percentage of the GMPB Base4)	1.50% annually	See Rate Sheet Supplement for current rates.
GLWB / GMPB Combo Benefit (no longer available for sale after April 3, 2022)[5]
Income Boost GLWB and Income Control GLWB (as a percentage of the Withdrawal Benefit Base4)	2.50% annually	N/A
Armor Flex 10 GMPB and Armor Flex 7 GMPB (as a percentage of the GMPB Base4)	1.50 % annually	N/A
1.Referred to as the “Annual Contract Fee” elsewhere in this prospectus. If you surrender your Contract on a date other than a Contract Anniversary, we will deduct a proportionate amount of the Annual Contract Fee to reflect the time elapsed between the last Contract Anniversary and the date of the surrender. We will not deduct the Annual Contract Fee if your Contract Value is $100,000 or more on your Contract Anniversary or on the date you surrender your Contract. (See “CONTRACT CHARGES - Annual Contract Fee.”) 2.Referred to as the “Asset Charge” elsewhere in this prospectus. (See “CONTRACT CHARGES - Asset Charges.”)3.You may have purchased this Contract before the currently available optional benefits changed. If you purchased one or more of the above benefits during this period, the above maximum charge percentages are applicable. The current charge for your optional benefit has not changed from the current charge, except for the GMPB. Prior to December 1, 2021, the GMPB Fee is 0.45% of the GMPB Base for your Contract.4.The HAV Value, ROP Value, Withdrawal Benefit Base, Bonus Withdrawal Base, Step-Up Withdrawal base, GMAB Base, or GMPB Base, as applicable, is initially equal to your initial Purchase Payment and is thereafter subject to possible positive and negative adjustments (See “DEATH BENEFIT” and “OPTIONAL LIVING BENEFITS.”)[5]The GLWB/GMPB Combo rider combines one GLWB and one GMPB living benefit, subject to certain restrictions. You will pay two charges, one for the selected GLWB and one for the selected GMPB. See Appendix D, GLWB / GMPB Combo Benefit: GLWB and GMPB (Purchased on or before April 3, 2022 and no longer available for sale)
Administrative Expense, Current [Dollars]	$ 30
Administrative Expense, Footnotes [Text Block]	Referred to as the “Annual Contract Fee” elsewhere in this prospectus. If you surrender your Contract on a date other than a Contract Anniversary, we will deduct a proportionate amount of the Annual Contract Fee to reflect the time elapsed between the last Contract Anniversary and the date of the surrender. We will not deduct the Annual Contract Fee if your Contract Value is $100,000 or more on your Contract Anniversary or on the date you surrender your Contract. (See “CONTRACT CHARGES - Annual Contract Fee.”)
Base Contract Expense (of Average Account Value), Current [Percent]	1.20%
Base Contract Expense, Footnotes [Text Block]	Referred to as the “Asset Charge” elsewhere in this prospectus. (See “CONTRACT CHARGES - Asset Charges.”)
Optional Benefit Expense, Footnotes [Text Block]	You may have purchased this Contract before the currently available optional benefits changed. If you purchased one or more of the above benefits during this period, the above maximum charge percentages are applicable. The current charge for your optional benefit has not changed from the current charge, except for the GMPB. Prior to December 1, 2021, the GMPB Fee is 0.45% of the GMPB Base for your Contract.The HAV Value, ROP Value, Withdrawal Benefit Base, Bonus Withdrawal Base, Step-Up Withdrawal base, GMAB Base, or GMPB Base, as applicable, is initially equal to your initial Purchase Payment and is thereafter subject to possible positive and negative adjustments (See “DEATH BENEFIT” and “OPTIONAL LIVING BENEFITS.”)The GLWB/GMPB Combo rider combines one GLWB and one GMPB living benefit, subject to certain restrictions. You will pay two charges, one for the selected GLWB and one for the selected GMPB. See Appendix D, GLWB / GMPB Combo Benefit: GLWB and GMPB (Purchased on or before April 3, 2022 and no longer available for sale)
Portfolio Company Expenses [Text Block]
	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, and/or service (12b-1) fees, and other expenses)	0.59%	3.17%

Portfolio Company Expenses Minimum [Percent]	0.59%
Portfolio Company Expenses Maximum [Percent]	3.17%
Surrender Example [Table Text Block]	(1)If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$15,626	$29,195	$43,953	$80,230

Surrender Expense, 1 Year, Maximum [Dollars]	$ 15,626
Surrender Expense, 3 Years, Maximum [Dollars]	29,195
Surrender Expense, 5 Years, Maximum [Dollars]	43,953
Surrender Expense, 10 Years, Maximum [Dollars]	$ 80,230
Annuitize Example [Table Text Block]	(2)If you annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$7,939	$23,935	$40,030	$80,230

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 7,939
Annuitized Expense, 3 Years, Maximum [Dollars]	23,935
Annuitized Expense, 5 Years, Maximum [Dollars]	40,030
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 80,230
No Surrender Example [Table Text Block]	(3)If you do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$7,939	$23,935	$40,030	$80,230

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,939
No Surrender Expense, 3 Years, Maximum [Dollars]	23,935
No Surrender Expense, 5 Years, Maximum [Dollars]	40,030
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 80,230
Item 5. Principal Risks [Table Text Block]	PRINCIPAL RISKS OF INVESTING IN THE CONTRACT Risk of Loss You can lose money by investing in the Contract, including loss of principal. The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Short-Term Investment Risk The Contract is not designed for short-term investing or for an investor who needs ready access to cash. The Contract is designed for an investor with a longer time horizon for investment. The benefits of tax deferral, long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long-time horizon. Fund Options Risk Amounts that you invest in the Fund options (i.e., the Subaccounts or Variable Accounts) are subject to the risk of poor investment performance. You assume all of the investment risk. Generally, if the Subaccounts you select make money, your Contract Value goes up, and if they lose money, your Contract Value goes down. Each Subaccount’s performance depends on the performance of its underlying Fund. Each Fund has its own investment risks, and you are exposed to a Fund’s investment risks when you invest in the corresponding Subaccount. The Company does not guarantee the performance of the Subaccounts or the underlying Funds. Withdrawal Risk You should carefully consider the risks associated with withdrawals under the Contract (including a full surrender). Withdrawals may be subject to significant Withdrawal Charges. Withdrawals are generally subject to ordinary income taxation on the amount of any investment gain, and if you take a withdrawal prior to age 59 1∕2, you may also be subject to a 10% additional tax. A full surrender will terminate the Contract and all of its benefits. You should consider the impact that a partial withdrawal may have on the standard and optional benefits under your Contract. Partial withdrawals will reduce the value of the death benefit. In addition, a partial withdrawal may reduce the value of an optional living or death benefit that you have elected by an amount greater than the amount withdrawn and could result in termination of the benefit. Amounts withdrawn from the Fixed Account prior to the end of a multi-year Guarantee Period may be subject to a negative Market Value Adjustment that reduces the value of your investment. If you take systematic withdrawals under your Contract, you may be repeatedly exposed to the risks associated with partial withdrawals. If you have amounts invested in the Fixed Account and need ready access to cash, we may defer payment of any amounts withdrawn from the Fixed Account for up to six months. You cannot make withdrawals from the Contract after it is annuitized. Investment Restrictions Risk If you elect certain optional living benefits, you will be subject to investment restrictions. If you elect or have elected any of the Income Control GLWB, Flex Income Control GLWB and the GLWB/GMPB Combo with the Income Control GLWB riders, your optional living benefit may be terminated if you fail to satisfy the applicable investment restrictions. The Funds to which you may be limited are referred to as “Designated Investment Options.” We have selected cautious and moderate asset allocation funds to be Designated Investment Options. Asset allocation funds employ investment strategies that are intended to balance investments among equities, bonds and cash equivalents to reduce the downside exposure of the funds during market downturns. We impose investment restrictions because they reduce the risk of investment losses during down market periods that may require us to use our own assets to make guaranteed payments under the Contract’s optional living benefits. At the same time, the balanced investment strategy of the Designated Investment Options during an upside market period could limit market gains in your Contract. The investment objective and policies of the Designated Investment Options may conflict with your investment objectives by reducing the potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult with your financial professional to determine whether you have a need for these optional benefits and whether the Designated Investment Options are appropriate investments for you. Purchase Payment Restriction Risk There is no guarantee that you will always be permitted to make Purchase Payments. We limit the amount of Purchase Payments that you make to the Contract and other contracts issued by the Company with the same or related Owners and Annuitants on a nondiscriminatory basis. We will not accept, without our prior approval, a Purchase Payment that would cause the total Purchase Payments to exceed $5 million. We will not accept a Purchase Payment after any Owner or Annuitant attains age 93. If you elect an optional benefit rider, Purchase Payments will not be accepted if the total Purchase Payments exceed $3 million, and the optional benefit rider may impose additional restrictions on Purchase Payments. Our restrictions related to Purchase Payments may affect the value of your Contract. If you are not permitted to make additional Purchase Payments, you will lose the ability to increase the value of your Contract and its benefits through Purchase Payments. Transfer Risk If you elect an optional death benefit, a transfer of Contract Value to the Fixed Account may significantly reduce the benefit, including by an amount greater than the amount transferred. If you have amounts invested in the Fixed Account, a transfer from the Fixed Account prior to the end of a multi-year Guarantee Period may be subject to a negative Market Value Adjustment that reduces the value of your investment. Any transfer restrictions under the Contract that are applicable to you may limit your ability to readily change how your Contract Value is invested in response to changing market conditions or changes in your personal circumstances. Selection Risk The optional benefits under the Contract were designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you may not be available now or in the future. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will be more than offset by the amount you paid for the benefit. Fixed Account Interest Rate Risk We guarantee that we will credit interest to amounts you allocate to the Fixed Account. Subject to any minimum guaranteed interest rates, we determine interest rates in our sole discretion. We may periodically offer special interest rates for new Purchase Payments, at our discretion. You assume the risk that the interest rate will not exceed the minimum guaranteed interest rate and that we may not offer special interest rates when you purchase the Contract for new Purchase Payments. Financial Strength and Claims-Paying Ability Risk Our guarantees and obligations under the Contract, including any death benefit, optional living benefit, amounts held in the Fixed Account, interest credited on amounts held in the Fixed Account, and income payments are subject to our financial strength and long-term claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.Business Disruption and Cyber Security RisksOur variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners. As such, our business is vulnerable to systems failures, cyber security incidents, and operational disruptions, any of which could have a material, negative impact on the Company and the Variable Account, as well as on you and your Contract. Financial services companies and their service providers are increasingly targets of cyber-attacks. Cyber-attacks may be systemic (e.g., affecting infrastructure generally) or targeted (e.g., affecting our systems specifically). While we have established controls to help identify threats and protect our systems, our systems have in the past been, and will likely in the future be, subject to cyber-attacks or other cyber security incidents. Due to the increasing sophistication of cyber-attacks, a breach could occur and persist for an extended period of time without detection. The risk of cyber security incidents may be higher during periods of geopolitical turmoil. The continuing use of remote or flexible work arrangements, remote access tools, and mobile technology has expanded potential targets for cyber-attack. The operational and information security risks to which we are exposed include (but are not limited to) utility outages; the loss, theft, misuse, corruption, destruction, or malicious encryption of data; interference with or denial of service; attacks on systems and websites; hardware and software malfunctions; physical break-ins; fraud; and unauthorized access or release of confidential customer information. Cyber security incidents may impede our ability to process Contract transactions, calculate Variable Accumulation Unit values, or otherwise administer the Contract. They could also subject us to regulatory fines, litigation, or financial losses and/or cause reputational damage. Cyber security incidents could impact the Funds or the issuers of securities in which the Funds invest, which may cause the Funds to lose value. We are also exposed to risks related to natural and man-made disasters and other severe events, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, terrorist acts, and military actions, any of which could adversely affect our ability to conduct business operations. We maintain business continuity plans, but we cannot assure you that severe events will not impair our ability to administer the Contract. Severe events may impact our ability to calculate Variable Accumulation Unit values or process Contract transactions, and could have other possible negative impacts. They may also impact our service providers, financial intermediaries, the Funds, or the issuers of securities in which the Funds invest, which may cause the Funds to lose value. There can be no assurance that we, our service providers and intermediaries, or the Funds will be able to avoid negative impacts associated with natural and man-made disasters or other severe events. Cyber Security Incident On February 9, 2023, the existence of sophisticated ransomware was discovered on information technology infrastructure utilized by the Company. In response, actions were taken to contain the threat, and an investigation was immediately launched with the assistance of a team of third-party forensic experts. All identified indicators of compromise were remediated, all systems were validated as clean, and additional advanced detection and monitoring tools were implemented across the network. No ransom was paid and impacted individuals and appropriate regulatory authorities were notified, as required by applicable law. There was no negative impact on Contract administration. It is possible that the Company may be subject to subsequent investigations, claims or actions, in addition to other costs, fines, penalties or other obligations. The Company does not believe this incident will have a material impact on the Company, or on the Company’s ability to administer the Contract.
Item 10. Benefits Available (N-4) [Text Block]

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the benefits available under the Contract.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions / Limitations
Dollar Cost Averaging Program	Allows you to allocate a [ls:purchasepayment]Purchase Payment[le] to the [ls:fixedaccount]Fixed Account[le] and automatically transfer a fractional amount of your [ls:purchasepayment]Purchase Payment[le], plus accrued interest, from the [ls:fixedaccount]Fixed Account[le] to the [ls:subaccount]Subaccount[le]s each month during a designated period.	Standard	No charge	N/A	Available only during the [ls:accumulationphase]Accumulation Phase[le].
Only 6-month and 12-month periods available.
$500 minimum allocation for a 6-month period.
$1,000 minimum allocation for a 12-month period.
Only monthly transfers available.
Program transfers do not count against transfer limitations under the Contract.
Portfolio Rebalancing Program	Allows you to automatically transfer [ls:contractvalue]Contract Value[le] among the [ls:subaccount]Subaccount[le]s to maintain the percentage allocations you selected for the [ls:subaccount]Subaccount[le]s.	Standard	No charge	N/A	Available only during the [ls:accumulationphase]Accumulation Phase[le]. Only quarterly rebalancing available. Program transfers do not count against transfer limitations under the Contract.
Systematic Withdrawal Program	Allows you to take automatic withdrawals from your [ls:contractvalue]Contract Value[le] at a designated frequency.	Standard	No charge	N/A	Available only during the [ls:accumulationphase]Accumulation Phase[le].
Systematic withdrawals may repeatedly expose you to the risks associated with partial withdrawals.
Withdrawals may be subject to [ls:withdrawalcharge]Withdrawal Charge[le]s and taxes, including tax penalties.
Withdrawals reduce [ls:contractvalue]Contract Value[le] (and the standard death benefit, if applicable).
Withdrawals may significantly reduce an optional living or death benefit, including by an amount greater than the value withdrawn.
We reserve the right to impose a minimum [ls:contractvalue]Contract Value[le] of $10,000 for enrollment.
Nursing Home [ls:withdrawalcharge]Withdrawal Charge[le] Waiver	Allows you to withdraw [ls:contractvalue]Contract Value[le] without a [ls:withdrawalcharge]Withdrawal Charge[le] if you are confined to a nursing home.	Standard	No charge	N/A	Not available in all states.
Not available until the first [ls:contractanniversary]Contract Anniversary[le].
Must be confined to an eligible nursing home.
Must be confined for 90 continuous days.
Requires proof of eligibility.
State variations may apply.
Terminal Illness Rider	Allows you to withdraw [ls:contractvalue]Contract Value[le] without a [ls:withdrawalcharge]Withdrawal Charge[le] if you develop a terminal illness.	Standard	No charge	N/A	Not available in all states.
Not available until the first [ls:contractanniversary]Contract Anniversary[le].
Must have a diagnosed terminal illness.
Requires proof of eligibility.
State variations may apply.
Standard Death Benefit	Pays a death benefit equal to the [ls:contractvalue]Contract Value[le].	Standard	No charge	N/A	Withdrawals will reduce the benefit. Annuitizing the Contract terminates the benefit.
Highest Anniversary Value (HAV) Death Benefit	Pays a death benefit equal to the higher of the [ls:contractvalue]Contract Value[le] and the [ls:havvalue]HAV Value[le].	Optional	2.00% of [ls:havvalue]HAV Value[le]	See [ls:ratesheetsupplement]Rate Sheet Supplement[le] for Current Charges	Cannot be elected after the Contract is issued.
[ls:owner]Owner[le]s and [ls:annuitant]Annuitant[le]s must be younger than age 76 to elect.
Not available in California.
Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn.
Transfers from the [ls:subaccount]Subaccount[le]s to the [ls:fixedaccount]Fixed Account[le] may significantly reduce the benefit, including by an amount greater than the value transferred.
[ls:fixedaccumulationvalue] Fixed Accumulation Value[le] not included in [ls:havvalue]HAV Value[le].
Annuitizing the Contract terminates the benefit.
Return of Premium (ROP) Death Benefit	Pays a death benefit equal to the higher of the [ls:contractvalue]Contract Value[le] and the [ls:ropvalue]ROP Value[le]	Optional	2.00% of [ls:ropvalue]ROP Value[le]	See [ls:ratesheetsupplement]Rate Sheet Supplement[le] for Current Charges.	Cannot be elected after the Contract is issued.
[ls:owner]Owner[le]s and [ls:annuitant]Annuitant[le]s must be younger than age 81 to elect.
Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn.
Transfers from the [ls:subaccount]Subaccount[le]s to the [ls:fixedaccount]Fixed Account[le] may significantly reduce the benefit, including by an amount greater than the value transferred.
[ls:fixedaccumulationvalue] Fixed Accumulation Value[le] not included in [ls:ropvalue]ROP Value[le].
Annuitizing the Contract terminates the benefit.
Income Boost Guaranteed Lifetime Withdrawal Benefit ([ls:glwb]GLWB[le]) (formerly named the Income Boost [ls:glwb]GLWB[le] v1)	A [ls:glwb]GLWB[le] allows you to withdraw a guaranteed amount of money each year, and your guaranteed withdrawals may continue for life (on a single- or joint-life basis) regardless of investment performance, provided that you comply with certain requirements.
This [ls:glwb]GLWB[le] includes an annual step-up and bonus feature that may increase the guaranteed benefit. Under the bonus feature, the initial Bonus Period may be extended during the Bonus Extension Period on each [ls:stepup]Step-Up[le] Date, if any, during the Bonus Period.	Optional	2.50% of [ls:withdrawalbenefitbase]Withdrawal Benefit Base[le]	See [ls:ratesheetsupplement]Rate Sheet Supplement[le] for Current Charges.	Cannot be elected after the Contract is issued.
[ls:owner]Owner[le]s and [ls:annuitant]Annuitant[le]s must be at least age 45 and younger than age 81 to elect.
Early and excess withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.
Deferring withdrawals in early years may allow you to take larger guaranteed withdrawals in later years.
[ls:purchasepayment]Purchase Payment[le]s subject to additional limits.
See [ls:ratesheetsupplement]Rate Sheet Supplement[le] for current [ls:lifetimewithdrawalpercentage]Lifetime Withdrawal Percentage[le]s and Bonus Rates.
All withdrawals reduce the potential for step-ups.
A step-up may increase your charge (no future step-ups are allowed if you refuse consent to a charge increase).
Bonus feature not available after the [ls:incomestartdate]Income Start Date[le] (step-up feature may be available until the [ls:annuityincomedate]Annuity Income Date[le]).
Annuitizing the Contract may eliminate the benefit.
Flex Income Boost [ls:glwb]GLWB[le] (formerly named the Flex Income Boost [ls:glwb]GLWB[le] v1)	A [ls:glwb]GLWB[le] allows you to withdraw a guaranteed amount of money each year, and your guaranteed withdrawals may continue for life (on a single- or joint-life basis) regardless of investment performance, provided that you comply with certain requirements.
This [ls:glwb]GLWB[le] includes an annual step-up and bonus feature that may increase the guaranteed benefit. Under the bonus feature, the initial Bonus Period may be extended during the Bonus Extension Period on each [ls:stepup]Step-Up[le] Date, if any, during the Bonus Period.	Optional	2.50% of [ls:withdrawalbenefitbase]Withdrawal Benefit Base[le]	See [ls:ratesheetsupplement]Rate Sheet Supplement[le] for Current Charges.	Attached to the Contract and elected on the Election Date.
May not elect to activate on the Election Date if another optional living benefit rider is in effect.
[ls:owner]Owner[le]s and [ls:annuitant]Annuitant[le]s must be at least age 45 and younger than age 81 to elect.
Early and excess withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.
Deferring withdrawals in early years may allow you to take larger guaranteed withdrawals in later years.
[ls:purchasepayment]Purchase Payment[le]s subject to additional limits.
See [ls:ratesheetsupplement]Rate Sheet Supplement[le] for current [ls:lifetimewithdrawalpercentage]Lifetime Withdrawal Percentages[le], Lifetime Withdrawal Adjustment Factors and Bonus Rates.
Your [ls:lifetimewithdrawalpercentage]Lifetime Withdrawal Percentage[le]s will be adjusted up or down by the Lifetime Withdrawal Adjustment Factor, set on the Election Date.
All withdrawals reduce the potential for step-ups.
A step-up may increase your charge (no future step-ups are allowed if you refuse consent to a charge increase).
Bonus feature not available after the [ls:incomestartdate]Income Start Date[le] (step-up feature may be available until the [ls:annuityincomedate]Annuity Income Date[le]).
Annuitizing the Contract may eliminate the benefit.
Income Control [ls:glwb]GLWB[le] (formerly named the Flex Income Control [ls:glwb]GLWB[le] v1)	A [ls:glwb]GLWB[le] allows you to withdraw a guaranteed amount of money each year, and your guaranteed withdrawals may continue for life (on a single- or joint-life basis) regardless of investment performance, provided that you comply with certain requirements.
This [ls:glwb]GLWB[le] includes an annual step-up and bonus feature that may increase the guaranteed benefit. This [ls:glwb]GLWB[le] allows only a single bonus period.	Optional	2.50% of [ls:withdrawalbenefitbase]Withdrawal Benefit Base[le]	See [ls:ratesheetsupplement]Rate Sheet Supplement[le] for Current Charges.	Cannot be elected after the Contract is issued.
[ls:owner]Owner[le]s and [ls:annuitant]Annuitant[le]s must be at least age 55 and younger than age 81 to elect.
Investment restrictions limit available investment options.
Early and excess withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.
Deferring withdrawals in early years may allow you to take larger guaranteed withdrawals in later years.
[ls:purchasepayment]Purchase Payment[le]s subject to additional limits.
See [ls:ratesheetsupplement]Rate Sheet Supplement[le] for current [ls:lifetimewithdrawalpercentage]Lifetime Withdrawal Percentage[le]s and Bonus Rates.
[ls:withdrawalbenefitbase]Withdrawal Benefit Base[le] subject to a maximum limit.
All withdrawals reduce the potential for step-ups.
A step-up may increase your charge (no future step-ups are allowed if you refuse consent to a charge increase).
Bonus feature not available after the earlier of the [ls:incomestartdate]Income Start Date[le] or the 10th [ls:contractanniversary]Contract Anniversary[le].
Annuitizing the Contract may eliminate the benefit.
Flex Income Control [ls:glwb]GLWB[le] (formerly named the Flex Income Control [ls:glwb]GLWB[le] v1)	A GLWB allows you to withdraw a guaranteed amount of money each year, and your guaranteed withdrawals may continue for life (on a single- or joint-life basis) regardless of investment performance, provided that you comply with certain requirements. This [ls:glwb]GLWB[le] includes an annual step-up and bonus feature that may increase the guaranteed benefit. This [ls:glwb]GLWB[le] allows only a single bonus period.	Optional	2.50%	See [ls:ratesheetsupplement]Rate Sheet Supplement[le] for Current Charges.	Attached to the Contract and elected on the Election Date.
May not elect to activate on the Election Date if another optional living benefit rider is in effect.
[ls:owner]Owner[le]s and [ls:annuitant]Annuitant[le]s must be at least age 55 and younger than age 81 to elect.
Investment restrictions limit available investment options.
Early and excess withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.
Deferring withdrawals in early years may allow you to take larger guaranteed withdrawals in later years.
[ls:purchasepayment]Purchase Payment[le]s subject to additional limits.
See [ls:ratesheetsupplement]Rate Sheet Supplement[le] for current [ls:lifetimewithdrawalpercentage]Lifetime Withdrawal Percentage[le]s, Lifetime Withdrawal Adjustment Factors and Bonus Rates.
Your [ls:lifetimewithdrawalpercentage]Lifetime Withdrawal Percentage[le]s will be adjusted up or down by the Lifetime Withdrawal Adjustment Factor, set on the Election Date.
All withdrawals reduce the potential for step-ups.
A step-up may increase your charge (no future step-ups are allowed if you refuse consent to a charge increase).
Bonus feature not available after the earlier of the [ls:incomestartdate]Income Start Date[le] or the 10th [ls:contractanniversary]Contract Anniversary[le].
Annuitizing the Contract may eliminate the benefit.
Armor Seven / Armor Ten Guaranteed Minimum Accumulation Benefit (GMAB)	Provides investment protection by guaranteeing a minimum accumulation benefit at the end of one or more seven year terms (Armor Seven) or ten year terms (Armor Ten).	Optional	1.50 % of [ls:gmabbase]GMAB Base[le]	See [ls:ratesheetsupplement]Rate Sheet Supplement[le] for Current Charges	Cannot be elected after the Contract is issued.
[ls:owner]Owner[le]s and [ls:annuitant]Annuitant[le]s must be younger than age 81 to elect.
Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.
See Rate Sheet Prospectus Supplement for current GMAB Factors.
No guaranteed benefit until end of term.
If [ls:contractvalue]Contract Value[le] is equal to or greater than [ls:gmabbase]GMAB Base[le] at end of term, no benefit is provided.
[ls:purchasepayment]Purchase Payment[le]s after 90 days will increase benefit less than [ls:purchasepayment]Purchase Payment[le]s within first 90 days.
Electing a successive term may increase your charge.
Cannot be terminated by you without surrendering or annuitizing the Contract.
Armor Flex 7 / Armor Flex 10 Guaranteed Market Protection Benefit (GMPB)	Provides downside market protection by increasing your [ls:contractvalue]Contract Value[le] to offset some or all market losses that may have occurred by the end of a seven year term (Armor Flex 7) or ten year term (Armor Flex 10). The amount of downside protection is based on the benefit's buffer feature.	Optional	1.50 % of [ls:gmpbbase]GMPB Base[le]	See [ls:ratesheetsupplement]Rate Sheet Supplement[le] for Current Charges.	Cannot be elected after the Contract is issued.
[ls:owner]Owner[le]s and [ls:annuitant]Annuitant[le]s must be younger than age 81 to elect.
Investment restrictions limit available investment options.
Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.
See Rate Sheet Prospectus Supplement for current GMPB Buffer Factors.
You bear the risk for all market losses that exceed the buffer's downside protection.
No guaranteed benefit until end of term.
If [ls:contractvalue]Contract Value[le] is equal to or greater than [ls:gmpbbase]GMPB Base[le] at end of term, no benefit is provided.
[ls:purchasepayment]Purchase Payment[le]s after GMPB [ls:purchasepayment]Purchase Payment[le] Window will not increase the benefit.
Currently only one successive term may be elected.
Electing a successive term may increase charge.
You may not be able to terminate without surrendering or annuitizing the Contract.
See Rate Sheet Prospectus Supplement for GMPB Cancellation Thresholds.
Prior Version of Income Boost [ls:glwb]GLWB[le] (no longer available for sale)	A [ls:glwb]GLWB[le] allows you to withdraw a guaranteed amount of money each year, and your guaranteed withdrawals may continue for life (on a single- or joint-life basis) regardless of investment performance, provided that you comply with certain requirements.
This [ls:glwb]GLWB[le] includes an annual step-up (based on quarter-end [ls:contractvalue]Contract Value[le]s) and bonus feature that may increase the guaranteed benefit. This [ls:glwb]GLWB[le] permits multiple ten-year bonus periods.	Optional (May not be added)	2.50% of [ls:withdrawalbenefitbase]Withdrawal Benefit Base[le]	N/A	Cannot be elected after the Contract is issued.
[ls:owner]Owner[le]s and [ls:annuitant]Annuitant[le]s must be at least age 45 and younger than age 81 to elect.
Early and excess withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.
Deferring withdrawals in early years may allow you to take larger guaranteed withdrawals in later years.
[ls:purchasepayment]Purchase Payment[le]s subject to additional limits.
All withdrawals reduce the potential for step-ups.
A step-up may increase your charge (no future step-ups are allowed if you refuse consent to a charge increase).
Bonus feature not available after the [ls:incomestartdate]Income Start Date[le] (step-up feature may be available until the [ls:annuityincomedate]Annuity Income Date[le]).
Annuitizing the Contract may eliminate the benefit.
Prior Version of Income Control [ls:glwb]GLWB[le] (no longer available for sale)	A [ls:glwb]GLWB[le] allows you to withdraw a guaranteed amount of money each year, and your guaranteed withdrawals may continue for life (on a single- or joint-life basis) regardless of investment performance, provided that you comply with certain requirements.
This [ls:glwb]GLWB[le] includes an annual step-up (based on annual [ls:contractvalue]Contract Value[le]s) and bonus feature that may increase the guaranteed benefit. This [ls:glwb]GLWB[le] allows only a single ten-year bonus period.	Optional (May not be added)	1.95% of [ls:withdrawalbenefitbase]Withdrawal Benefit Base[le]	N/A	Cannot be elected after the Contract is issued.
[ls:owner]Owner[le]s and [ls:annuitant]Annuitant[le]s must be at least age 55 and younger than age 81 to elect.
Investment restrictions limit available investment options.
Early and excess withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.
Deferring withdrawals in early years may allow you to take larger guaranteed withdrawals in later years.
[ls:purchasepayment]Purchase Payment[le]s subject to additional limits.
[ls:withdrawalbenefitbase]Withdrawal Benefit Base[le] subject to a maximum limit.
All withdrawals reduce the potential for step-ups.
A step-up may increase your charge (no future step-ups are allowed if you refuse consent to a charge increase).
Bonus feature not available after the earlier of the [ls:incomestartdate]Income Start Date[le] or the 10th [ls:contractanniversary]Contract Anniversary[le].
Annuitizing the Contract may eliminate the benefit.
[ls:glwb]GLWB[le] and GMPB Combo: Income Boost [ls:glwb]GLWB[le] + Armor Flex 10 GMPB or Armor Flex 7 GMPB (no longer available for sale)	Offers the flexibility to postpone the selection of either downside market protection or guaranteed lifetime income to later [ls:contractyear]Contract Year[le]s. You have the option to select Income Boost [ls:glwb]GLWB[le] with either Armor Flex 10 GMPB or Armor Flex 7 GMPB.	Optional (May not be added)	2.50% of [ls:withdrawalbenefitbase]Withdrawal Benefit Base[le] + 1.50% of [ls:gmpbbase]GMPB Base[le]	N/A	Cannot be elected after the Contract is issued.
[ls:owner]Owner[le]s and [ls:annuitant]Annuitant[le]s must be at least age 45 and younger than age 81 to elect.
Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.
[ls:glwb]GLWB[le] benefit same as non-combination Income Boost [ls:glwb]GLWB[le] except for certain conditions (e.g., different termination conditions).
GMPB benefit same as non-combination Armor Flex 7 or Armor Flex 10, except for certain conditions (e.g., no successive terms, different termination conditions).
You may not be able to terminate without surrendering or annuitizing the Contract.
Annuitizing the Contract may eliminate the benefit.
State variations may apply.
[ls:glwb]GLWB[le] and GMPB Combo: Income Control [ls:glwb]GLWB[le] + Armor Flex 10 GMPB or Armor Flex 7 GMPB (no longer available for sale)	Offers the flexibility to postpone the selection of either downside market protection or guaranteed lifetime income to later [ls:contractyear]Contract Year[le]s. You have the option to select Income Control [ls:glwb]GLWB[le] with either Armor Flex 10 GMPB or Armor Flex 7 GMPB.	Optional (May not be added)	2.50% of [ls:withdrawalbenefitbase]Withdrawal Benefit Base[le] +1.50% of [ls:gmpbbase]GMPB Base[le]	N/A	Cannot be elected after the Contract is issued.
[ls:owner]Owner[le]s and [ls:annuitant]Annuitant[le]s must be at least age 55 and younger than age 81 to elect.
Investment restrictions limit available investment options.
Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.
[ls:glwb]GLWB[le] benefit same as non-combination Income Control [ls:glwb]GLWB[le] except for certain conditions (e.g., different termination conditions).
GMPB benefit same as non-combination Armor Flex 7 or Armor Flex 10, except for certain conditions (e.g., no successive terms, different termination conditions).
You may not be able to terminate without surrendering or annuitizing the Contract.
Annuitizing the Contract may eliminate the benefit.
State variations may apply.

Optional Benefit Expense, Footnotes [Text Block]	You may have purchased this Contract before the currently available optional benefits changed. If you purchased one or more of the above benefits during this period, the above maximum charge percentages are applicable. The current charge for your optional benefit has not changed from the current charge, except for the GMPB. Prior to December 1, 2021, the GMPB Fee is 0.45% of the GMPB Base for your Contract.The HAV Value, ROP Value, Withdrawal Benefit Base, Bonus Withdrawal Base, Step-Up Withdrawal base, GMAB Base, or GMPB Base, as applicable, is initially equal to your initial Purchase Payment and is thereafter subject to possible positive and negative adjustments (See “DEATH BENEFIT” and “OPTIONAL LIVING BENEFITS.”)The GLWB/GMPB Combo rider combines one GLWB and one GMPB living benefit, subject to certain restrictions. You will pay two charges, one for the selected GLWB and one for the selected GMPB. See Appendix D, GLWB / GMPB Combo Benefit: GLWB and GMPB (Purchased on or before April 3, 2022 and no longer available for sale)
Fees and Costs of Benefit [Text Block]	DELAWARE LIFE ACCELERATOR PRIME® VARIABLE ANNUITY
An individual flexible payment variable annuity
Issued by
Delaware Life Insurance Company
Supplement dated April 30, 2024
to the Prospectus dated April 30, 2024 and
the Initial Summary Prospectus dated
April 30, 2024This Rate Sheet Prospectus Supplement (the “Supplement” or “Rate Sheet Supplement”) provides certain information contained in the Delaware Life Accelerator Prime® Variable Annuity Prospectus dated May 1, 2023, as Supplemented (the “Prospectus”). Capitalized terms not defined in this Supplement have the same meaning as set forth in the Prospectus.We are issuing this Supplement to provide: (1) For the GLWBs, the current Lifetime Withdrawal Percentages (the “LW%”), Lifetime Withdrawal Adjustment Factors applied to the LW%, Bonus Rates (“BR%”), Bonus Period Lengths, Election Lockout Period, GLWB Fees, GLWB Fee Rate Lock Period (for the Flex Income Boost GLWB and Flex Income Control GLWB only) and the Termination Lockout Period; (2) For the GMAB, the current Terms, GMAB Factor, GMAB Subsequent Purchase Payment Adjustment Factor and the GMAB Fee, if you elect a GMAB;(3) For the GMPB, the current Terms, GMPB Buffer Factor, GMPB Cancellation Thresholds, GMPB Purchase Payment Window and GMPB Fee, if you elect a GMPB; and (4) For the HAV and ROP Death Benefits, the current HAV Fee Rate and ROP Fee Rate.These rates, charges and values for the optional benefit riders will not change for the life of your Contract (unless subject to a Step-Up as described in the Step-Up Feature section of the Prospectus, a successive Term as described in the GMAB section of the Prospectus, a change in the GLWB Fee for the Flex Income Boost GLWB or the Flex Income Control GLWB, after the GLWB Fee Rate Lock Period.) At the time of a Step-Up or GLWB Fee increase after GLWB Fee Rate Lock Period, the annual GLWB Fee Rate may increase up to 2.50% (0.625% quarterly). If you elect a successive Term under a GMAB, the annual GMAB Fee Rate may increase up to 1.50% (0.375% quarterly).If you would like another copy of the current Prospectus, including any historical rates and fees, you may obtain one by visiting https://dfinview.com/DelawareLife/TAHD/246115208 or by calling us at (800) 374-3714. The Prospectus and this Supplement can also be found on the U.S. Securities and Exchange Commission’s website (www.sec.gov) by searching File No. 333-238865.The GLWB, GMPB, GMAB, HAV Fee and ROP Fee rates, charges and values below apply to applications signed and received In Good Order between April 30, 2024 and June 30, 2024.LW%The Lifetime Withdrawal Percentage is based on the age of the youngest GLWB Covered Person on the Income Start Date and on the date of any subsequent Step-Up, as shown in the table below.LW% for the Income Boost GLWB and Flex Income Boost GLWB
Age on Your Income Start Date and any Subsequent Step-Up date*	Lifetime Withdrawal Percentage Single-Life Coverage	Lifetime Withdrawal Percentage Joint-Life Coverage
less than 55	0.00%	0.00%
55-59	4.00%	3.50%
60-64	4.25%	3.75%
65-69	5.40%	4.90%
70-74	5.60%	5.10%
75-79	5.80%	5.30%
80-84	6.00%	5.50%
85+	6.00%	5.50%
LW% for the Income Control GLWB and Flex Income Control GLWB
Age on Your Income Start Date and any Subsequent Step-Up date*	Lifetime Withdrawal Percentage Single-Life Coverage	Lifetime Withdrawal Percentage Joint-Life Coverage
less than 55	0.00%	0.00%
55-59	4.25%	3.75%
60-64	4.80%	4.30%
65-69	6.00%	5.50%
70-74	6.35%	5.85%
75-79	6.60%	6.10%
80-84	6.75%	6.25%
85+	6.75%	6.25%
*If you elect joint-life coverage, the age ranges are based upon the age of the younger spouse as described under “GLWB Covered Person and Joint GLWB Covered Person.”LIFETIME WITHDRAWAL ADJUSTMENT FACTOR (“LWAF”)The LWAF is the factor set on the Election Date used in the calculation of the Adjusted Lifetime Withdrawal Percentages. The LWAF determined on the Election Date is based on the difference between the Adjustment Election Rate and Adjustment Base Rate, i.e. B-AWhere:A= The Adjustment Base RateB= The Adjustment Election RateTo determine the Adjusted Lifetime Withdrawal Percentages, you add the LWAF to the Lifetime Withdrawal Percentages effective on the Issue Date.
B-A	LWAF
-3.00% and lower	-2.40%
-2.75% to -2.99%	-2.20%
-2.50% to -2.74%	-2.00%
-2.25% to -2.49%	-1.80%
-2.00% to -2.24%	-1.60%
-1.75% to -1.99%	-1.40%
-1.50% to -1.74%	-1.20%
-1.25% to -1.49%	-1.00%
-1.00% to -1.24%	-0.80%
-0.75% to -0.99%	-0.60%
-0.50% to -0.74%	-0.40%
-0.25% to -0.49%	-0.20%
0.00% to -0.24%	0.00%
0.00% to 0.24%	0.00%
0.25% to 0.49%	0.20%
0.50% to 0.74%	0.40%
0.75% to 0.99%	0.60%
1.00% to 1.24%	0.80%
1.25% to 1.49%	1.00%
1.50% to 1.74%	1.20%
1.75% to 1.99%	1.40%
2.00% to 2.24%	1.60%
2.25% to 2.49%	1.80%
2.50% to 2.74%	2.00%
2.75% to 2.99%	2.20%
3.00% to 3.24%	2.40%
3.25% to 3.49%	2.60%
3.50% to 3.74%	2.80%
3.75% and greater	3.00%
BR%On each Contract Anniversary during a Bonus Period, we will calculate a Bonus Amount that may be added to the Withdrawal Benefit Base. The Bonus Amount will be equal to the current Bonus Base multiplied by the Bonus Rate. The Bonus Rate for the Income Boost GLWB, Flex Income Boost GLWB, Income Control GLWB, and Flex Income Control GLWB is 7.50%.BONUS PERIOD LENGTHSWe currently offer a ten-year Bonus Period.ELECTION LOCKOUT PERIODIf you elect and activate the Flex Income Boost GLWB or the Flex Income Control GLWB, you cannot elect either GLWB for a period of one year from the Issue Date.GLWB FEEThe GLWB Fee is deducted from the Contract Value on the last Valuation Period of each Contract Quarter. The GLWB Fee is calculated by multiplying the annual GLWB Fee Rate (divided by four) by the Withdrawal Benefit Base. The annual GLWB Fee Rate is currently 1.35% (0.3375% quarterly) for all GLWB riders. The GLWB Fee will never exceed the maximum annual GLWB Fee Rate, 2.50% (0.625% quarterly) for a Step-Up, or after the GLWB Fee Rate Lock Period.GLWB FEE RATE LOCK PERIODIf you elect and activate the Flex Income Boost GLWB or Flex Income Control GLWB, your GLWB Fee will not change for a two year period, known as the GLWB Fee Rate Lock Period. However after the GLWB Fee Rate Lock Period, we may increase it up to 2.50% (0.625% quarterly) at one time or in increments.GMPB TERMSWe currently offer a ten-year Term known as Armor Flex 10 GMPB and a seven-year Term known as Armor Flex 7 GMPB.GMPB BUFFER FACTORThe current GMPB Buffer Factor for the initial Term is 20% for the Armor Flex 10 GMPB and 10% for the Armor Flex 7 GMPB. The minimum GMPB Buffer Factor is 0% and the maximum GMPB Buffer Factor is 75% for the Armor Flex 10 GMPB and the Armor Flex 7 GMPB.GMPB CANCELLATION THRESHOLDSThe current GMPB Cancellation Thresholds are:
	Completed Years of Term at time request to terminate is received
	1	2	3	4	5	6	7	8	9	10
Seven-Year GMPB	110%	120%	130%	140%	150%	160%	190%
Ten-Year GMPB	110%	120%	130%	140%	150%	160%	170%	180%	190%	200%
GMPB FEEThe GMPB Fee is deducted from the Contract Value on the last Valuation Period of each Contract Quarter. The GMPB Fee is calculated by multiplying the annual GMPB Fee Rate (divided by four) by the GMPB Base. The annual GMPB Fee Rate is currently 0.35% (0.0875% quarterly) for the Armor Flex 10 GMPB and the Armor Flex 7 GMPB.The annual GMPB Fee Rate will never exceed the maximum annual GMPB Fee Rate, currently 1.50% (0.375% quarterly) for the successive Term.GMPB PURCHASE PAYMENT WINDOWThe current GMPB Purchase Payment Window is 90 days from the Issue Date.GMAB TERMSWe currently offer a ten-year Term known as the Armor Ten GMAB and a seven-year Term known as the Armor Seven GMAB.GMAB FACTORSThe GMAB Factor for the initial Term is 110% for the Armor 10 GMAB and 100% for the Armor 7 GMAB.GMAB Subsequent Purchase Payment Adjustment FactorsThe current GMAB Subsequent Purchase Payment Adjustment Factors for the initial Term are:Armor Ten GMAB
Completed Years of Term at time Purchase Payment is received	Purchase Payment Adjustment Factor
0	90%
1	80%
2	70%
3	60%
4	50%
5	50%
6	50%
7	50%
8	50%
9	50%
Armor Seven GMAB
Completed Years of Term at time Purchase Payment is received	Purchase Payment Adjustment Factor
0	85%
1	70%
2	60%
3	50%
4	50%
5	50%
6	50%
GMAB FEEThe GMAB Fee is deducted from the Contract Value on the last Valuation Period of each Contract Quarter. The GMAB Fee is calculated by multiplying the annual GMAB Fee Rate (divided by four) by the GMAB Base. The annual GMAB Fee Rate is currently 0.60% (0.15% quarterly) for the Armor Seven GMAB and the Armor Ten GMAB.The annual GMAB Fee Rate will never exceed the maximum annual GMAB Fee Rate, currently 1.50% (0.375% quarterly) for successive Terms.HAV FEEThe HAV Fee is deducted from the Contract Value on the last Valuation Period of each Contract Quarter. The HAV Fee is calculated by multiplying the annual HAV Fee Rate (divided by four) by the HAV Value. The annual HAV Fee Rate is 0.25% (0.0625% quarterly). The annual HAV Fee Rate will never exceed the maximum annual HAV Fee Rate, currently 2.00% (0.50% quarterly)ROP FEEThe ROP Fee is deducted from the Contract Value on the last Valuation Period of each Contract Quarter. The ROP Fee is calculated by multiplying the annual ROP Fee Rate (divided by four) by the ROP Value. The annual ROP Fee Rate is 0.10% (0.025% quarterly). The annual ROP Fee Rate will never exceed the maximum annual ROP Fee Rate, currently 2.00% (0.50% quarterly)TERMINATION LOCKOUT PERIODYou may not terminate your GLWB for a five-year period from the Issue Date or the Election Date.If you have any questions regarding this Supplement, please call the Service Center toll-free at (800) 374-3714 or write to us by mail - Delaware Life Insurance Company, P.O. Box 80428, Indianapolis, IN 46280; by express mail -Delaware Life Insurance Company, 10555 Group 1001 Way, Zionsville, IN 46077 and by facsimile at (800) 883-9165.This Supplement must be accompanied by, and read in conjunction with, the current Prospectus dated
April 30, 2024 and the Initial Summary Prospectus dated April 30, 2024.Please read this Supplement carefully and retain it for future reference.
Item 17. Portfolio Companies (N-4) [Text Block]	APPENDIX A - FUNDS
AVAILABLE UNDER THE CONTRACT The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://dfinview.com/DelawareLife/TAHD/246115208. You can also request this information at no cost at https://dfinreports.com/DelawareLife, by calling (800) 477-6545, Option 2, or by sending an email request to agentsupport@delawarelife.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds. See APPENDIX B - LIST OF DESIGNATED FUNDS AND OTHER INVESTMENT RESTRICTIONS. The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. A Fund’s past performance is not necessarily an indication of future performance.
Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
				1 Year	5 Year	10 Year
Allocation - Moderate	AB Variable Products Series Fund, Inc. Balanced Hedged Allocation Portfolio2 Class B	AllianceBernstein, L.P.	0.98%[1]	12.66%	5.92%	5.04%
Equity - US Mid Cap	AB Variable Products Series Fund, Inc. Discovery Value Portfolio Class B	AllianceBernstein, L.P.	1.06%	16.86%	10.51%	7.29%
Equity - US Large Cap Growth	AB Variable Products Series Fund, Inc. Large Cap Growth Portfolio Class B	AllianceBernstein, L.P.	0.91%[1]	34.78%	17.56%	14.60%
Equity - US Large Cap Value	AB Variable Products Series Fund, Inc. Relative Value Portfolio Class B	AllianceBernstein, L.P.	0.86%[1]	11.72%	11.57%	9.05%
Equity - US Small Cap	AB Variable Products Series Fund, Inc. Small Cap Growth Portfolio Class B	AllianceBernstein, L.P.	1.15%[1]	17.72%	10.29%	8.26%
Allocation - Moderate	American Funds Insurance Series® American Funds® Global Balanced Fund Class 4	Capital Research and Management Company	1.02%[1]	13.45%	7.16%	5.20%
Allocation - Moderate	American Funds Insurance Series® Asset Allocation Fund Class 4	Capital Research and Management Company	0.80%	14.02%	8.92%	6.98%
Equity - Global Large Cap	American Funds Insurance Series® Global Growth Fund Class 4	Capital Research and Management Company	0.91%[1]	22.29%	13.36%	9.30%
Equity - US Large Cap Growth	American Funds Insurance Series® Growth Fund Class 4	Capital Research and Management Company	0.84%	38.13%	18.38%	14.07%
Equity - US Large Cap Blend	American Funds Insurance Series® Growth-Income Fund Class 4	Capital Research and Management Company	0.78%	25.82%	13.08%	10.63%
Equity - Global Large Cap	American Funds Insurance Series® International Fund Class 4	Capital Research and Management Company	1.03%	15.56%	4.58%	3.15%
Equity - Global Emerging Markets	American Funds Insurance Series® New World Fund® Class 4	Capital Research and Management Company	1.07%[1]	15.67%	8.37%	4.43%
Equity - US Large Cap Growth	BlackRock Variable Series Funds, Inc. BlackRock Capital Appreciation V.I. Fund Class III	BlackRock Advisors, LLC	1.04%[1]	48.59%	15.77%	12.56%
Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
				1 Year	5 Year	10 Year
Equity - US Large Cap Value	BlackRock Variable Series Funds, Inc. BlackRock Equity Dividend V.I. Fund Class III	BlackRock Advisors, LLC	0.92%	11.99%	11.27%	8.73%
Allocation - Moderate	BlackRock Variable Series Funds, Inc. BlackRock Global Allocation V.I. Fund Class III	BlackRock Advisors, LLC / BlackRock (Singapore) Limited, BlackRock International Limited	1.02%[1]	12.49%	7.39%	4.63%
Equity - US Large Cap Growth	BlackRock Variable Series Funds, Inc. BlackRock Large Cap Focus Growth V.I. Fund Class III	BlackRock Advisors, LLC	1.04%[1]	52.47%	16.05%	13.38%
Fixed Income - US	BlackRock Variable Series Funds II, Inc. BlackRock Total Return V.I. Fund Class III	BlackRock Advisors, LLC / BlackRock International Limited, BlackRock (Singapore) Limited	0.80%[1]	5.43%	1.03%	1.61%
Allocation - Moderate	BlackRock Variable Series Funds, Inc. BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	BlackRock Advisors, LLC	0.56%[1]	15.32%	8.69%	N/A
Equity - US Large Cap Blend	Legg Mason Partners Variable Equity Trust ClearBridge Variable Appreciation Portfolio Class II	Franklin Templeton Fund Adviser, LLC / ClearBridge Investments, LLC	0.97%[1]	19.39%	13.79%	N/A
Equity - US Large Cap Blend	Legg Mason Partners Variable Equity Trust ClearBridge Variable Dividend Strategy Portfolio Class II	Franklin Templeton Fund Adviser, LLC / ClearBridge Investments, LLC	1.00%[1]	14.01%	13.35%	10.17%
Equity - US Mid Cap	Legg Mason Partners Variable Equity Trust ClearBridge Variable Mid Cap Portfolio Class II	Franklin Templeton Fund Adviser, LLC / ClearBridge Investments, LLC	1.08%[1]	12.62%	10.46%	6.83%
Allocation - Moderate	Columbia Funds Variable Series Trust II Columbia Variable Portfolio – Balanced Fund Class 2	Columbia Management Investment Advisers, LLC	1.01%	21.10%	10.71%	7.83%
Equity - US Large Cap Value	Columbia Funds Variable Series Trust II Columbia Variable Portfolio – Select Large Cap Value Fund Class 2	Columbia Management Investment Advisers, LLC	0.95%	5.11%	11.86%	8.85%
Equity - US Large Cap	First Trust Variable Insurance Trust First Trust Capital Strength Portfolio Class I	First Trust Advisors L.P.	1.10%[1]	7.75%	N/A	N/A
Allocation - Moderate	First Trust Variable Insurance Trust First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I	First Trust Advisors L.P.	1.19%	10.51%	7.23%	6.53%
Equity - Global Large Cap	First Trust Variable Insurance Trust First Trust International Developed Capital Strength Portfolio Class I	First Trust Advisors L.P.	1.20%[1]	16.90%	N/A	N/A
Allocation - Moderate	Franklin Templeton Variable Insurance Products Trust Franklin Allocation VIP Fund Class 4	Franklin Advisers, Inc. / Templeton Global Advisors Limited, Franklin Templeton Institutional, LLC, Brandywine Global Investment, ClearBridge Investments, LLC, Western Asset Management Company, LLC, Western Asset Management Company Limited	0.92%[1]	14.62%	7.44%	4.64%
Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
				1 Year	5 Year	10 Year
Allocation - Cautious	Franklin Templeton Variable Insurance Products Trust Franklin Income VIP Fund Class 4	Franklin Advisers, Inc.	0.81%[1]	8.55%	6.88%	4.90%
Allocation - Moderate	Legg Mason Partners Variable Equity Trust Franklin Multi-Asset Variable Conservative Growth Fund Class II	Franklin Templeton Fund Adviser, LLC / Franklin Advisers, Inc.	0.97%	14.28%	7.10%	N/A
Allocation - Aggressive	Franklin Templeton Variable Insurance Products Trust Franklin Mutual Shares VIP Fund Class 4	Franklin Mutual Advisers, LLC	1.03%	13.31%	7.71%	5.32%
Equity - US Large Cap Blend	Franklin Templeton Variable Insurance Products Trust Franklin Rising Dividends VIP Fund Class 4	Franklin Advisers, Inc.	1.00%[1]	11.99%	13.64%	10.12%
Equity - US Small Cap	Franklin Templeton Variable Insurance Products Trust Franklin Small Cap Value VIP Fund Class 4	Franklin Mutual Advisers, LLC	1.01%[1]	12.67%	10.97%	6.94%
Equity - US Large Cap Blend	Goldman Sachs Variable Insurance Trust Goldman Sachs U.S. Equity Insights Fund Service Shares	Goldman Sachs Asset Management, L.P.	0.77%[1]	23.59%	13.37%	10.74%
Fixed Income - US	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Core Plus Bond Fund Series II	Invesco Advisers, Inc.	0.86%[1]	5.85%	1.64%	2.47%
Equity - US Mid Cap	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Discovery Mid Cap Growth Fund Series II	Invesco Advisers, Inc.	1.12%	12.85%	12.47%	9.52%
Equity - US Large Cap Value	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Diversified Dividend Fund Series II	Invesco Advisers, Inc.	0.93%	8.77%	9.53%	7.53%
Equity - US Large Cap Blend	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Equally-Weighted S&P 500 Fund Series II	Invesco Advisers, Inc. / Invesco Capital Management, LLC	0.59%	13.43%	13.17%	9.76%
Allocation - Moderate	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Equity and Income Fund Series II	Invesco Advisers, Inc.	0.82%	10.24%	9.64%	6.78%
Equity - US Large Cap Blend	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Main Street Fund® Series II	Invesco Advisers, Inc.	1.05%[1]	22.83%	13.28%	9.74%
Allocation - Moderate	Janus Aspen Series Janus Henderson Balanced Portfolio Service Shares	Janus Henderson Investors US LLC	0.87%	15.13%	9.37%	7.73%
Equity - US Mid Cap	Janus Aspen Series Janus Henderson Enterprise Portfolio Service Shares	Janus Henderson Investors US LLC	0.97%	17.78%	13.14%	11.82%
Equity - Technology Sector	Janus Aspen Series Janus Henderson Global Technology and Innovation Portfolio Service Shares	Janus Henderson Investors US LLC	0.97%	54.27%	20.05%	16.86%
Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
				1 Year	5 Year	10 Year
Equity - US Mid Cap	Janus Aspen Series Janus Henderson Mid Cap Value Portfolio Service Shares	Janus Henderson Investors US LLC	0.93%	11.11%	9.94%	6.91%
Allocation - Aggressive	Lazard Retirement Series, Inc. Lazard Retirement Global Dynamic Multi-Asset Portfolio2 Service Shares	Lazard Asset Management LLC	1.05%[1]	10.81%	4.00%	3.77%
Fixed Income - US	Lord Abbett Series Fund, Inc. Bond Debenture Portfolio Class VC	Lord, Abbett & Co. LLC	0.90%	6.55%	3.14%	3.49%
Fixed Income - US	Lord Abbett Series Fund, Inc. Short Duration Income Portfolio Class VC	Lord, Abbett & Co. LLC	0.85%	5.05%	1.69%	N/A
Equity - US Small Cap	MFS® Variable Insurance Trust III MFS® Blended Research® Small Cap Equity Portfolio Service Class	Massachusetts Financial Services Company	0.76%[1]	18.67%	10.01%	8.00%
Allocation - Cautious	MFS® Variable Insurance Trust III MFS® Conservative Allocation Portfolio Service Class	Massachusetts Financial Services Company	0.93%	10.03%	5.30%	4.28%
Equity - US Large Cap Blend	MFS® Variable Insurance Trust II MFS® Core Equity Portfolio Service Class	Massachusetts Financial Services Company	1.06%[1]	22.79%	14.79%	11.33%
Equity - Global Large Cap	MFS® Variable Insurance Trust II MFS® Global Growth Portfolio Service Class	Massachusetts Financial Services Company	1.13%[1]	20.69%	13.48%	9.79%
Equity - Real Estate Sector	MFS® Variable Insurance Trust III MFS® Global Real Estate Portfolio Service Class	Massachusetts Financial Services Company	1.15%[1]	11.20%	6.16%	6.28%
Allocation - Cautious	MFS® Variable Insurance Trust II MFS® Global Tactical Allocation Portfolio Service Class	Massachusetts Financial Services Company	1.08%[1]	9.35%	4.69%	3.62%
Allocation - Aggressive	MFS® Variable Insurance Trust III MFS® Growth Allocation Portfolio Service Class	Massachusetts Financial Services Company	1.05%	15.03%	9.64%	7.26%
Equity - US Large Cap Growth	MFS® Variable Insurance Trust MFS® Growth Series Service Class	Massachusetts Financial Services Company	0.98%[1]	35.51%	15.59%	12.69%
Equity - US Large Cap Blend	MFS® Variable Insurance Trust MFS® Investors Trust Series Service Class	Massachusetts Financial Services Company	1.03%[1]	18.66%	13.27%	10.00%
Equity - US Mid Cap	MFS® Variable Insurance Trust MFS® Mid Cap Growth Series Service Class	Massachusetts Financial Services Company	1.05%[1]	20.97%	13.05%	10.85%
Equity - US Mid Cap	MFS® Variable Insurance Trust III MFS® Mid Cap Value Portfolio Service Class	Massachusetts Financial Services Company	1.04%[1]	12.39%	12.60%	8.46%
Allocation - Moderate	MFS® Variable Insurance Trust III MFS® Moderate Allocation Portfolio Service Class	Massachusetts Financial Services Company	0.97%	12.64%	7.68%	5.94%
Equity - US Small Cap	MFS® Variable Insurance Trust MFS® New Discovery Series Service Class	Massachusetts Financial Services Company	1.12%[1]	14.25%	10.81%	7.41%
Equity - US Small Cap	MFS® Variable Insurance Trust III MFS® New Discovery Value Portfolio Service Class	Massachusetts Financial Services Company	1.13%[1]	11.22%	12.84%	9.05%
Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
				1 Year	5 Year	10 Year
Equity - Technology Sector	MFS® Variable Insurance Trust II MFS® Technology Portfolio Service Class	Massachusetts Financial Services Company	1.10%[1]	53.82%	17.36%	15.28%
Fixed Income - US	MFS® Variable Insurance Trust MFS® Total Return Bond Series Service Class	Massachusetts Financial Services Company	0.78%[1]	7.13%	1.58%	1.96%
Allocation - Moderate	MFS® Variable Insurance Trust MFS® Total Return Series Service Class	Massachusetts Financial Services Company	0.86%[1]	10.22%	8.27%	6.27%
US Money Market	MFS® Variable Insurance Trust II MFS® U.S. Government Money Market Portfolio3 Service Class	Massachusetts Financial Services Company	0.44%[1]	4.58%	1.51%	0.91%
Equity - Utilities Sector	MFS® Variable Insurance Trust MFS® Utilities Series Service Class	Massachusetts Financial Services Company	1.04%[1]	-2.33%	8.05%	6.13%
Equity - US Large Cap Value	MFS® Variable Insurance Trust MFS® Value Series Service Class	Massachusetts Financial Services Company	0.94%[1]	7.63%	11.07%	8.25%
Equity - Infrastructure Sector	Morgan Stanley Variable Insurance Fund, Inc. Global Infrastructure Portfolio Class II	Morgan Stanley Investment Management, Inc.	1.12%[1]	4.27%	6.55%	4.98%
Allocation - Moderate	Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio Class II	Morgan Stanley Investment Management, Inc. / Morgan Stanley Investment Management Limited	1.00%[1]	13.94%	5.94%	3.81%
Equity - US Large Cap Growth	Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio Class II	Morgan Stanley Investment Management, Inc.	0.82%[1]	48.32%	10.95%	11.62%
Commodities Broad Basket	PIMCO Variable Insurance Trust PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	Pacific Investment Management Company LLC	1.58%[1]	-7.93%	8.46%	-0.90%
Fixed Income - Global	PIMCO Variable Insurance Trust PIMCO International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class	Pacific Investment Management Company LLC	1.38%[1]	8.91%	1.54%	N/A
Fixed Income - US	PIMCO Variable Insurance Trust PIMCO Total Return Portfolio Advisor Class	Pacific Investment Management Company LLC	0.85%[1]	5.83%	0.98%	1.60%
Allocation - Moderate	Putnam Variable Trust Putnam VT George Putnam Balanced Fund Class IB	Putnam Investment Management, LLC / Putnam Investments Limited	0.92%	19.90%	10.43%	8.03%
Allocation - Moderate	Putnam Variable Trust Putnam VT Global Asset Allocation Fund Class IB	Putnam Investment Management, LLC / Putnam Investments Limited, The Putnam Advisory Company, LLC	1.11%[1]	17.48%	8.14%	6.35%
Equity - Healthcare Sector	Putnam Variable Trust Putnam VT Global Health Care Fund Class IB	Putnam Investment Management, LLC / Putnam Investments Limited, The Putnam Advisory Company, LLC	1.01%	9.13%	13.48%	10.16%
Fixed Income - US	Putnam Variable Trust Putnam VT Income Fund Class IB	Putnam Investment Management, LLC / Putnam Investments Limited	0.89%	4.69%	0.37%	1.43%
Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
				1 Year	5 Year	10 Year
Equity - US Large Cap Value	Putnam Variable Trust Putnam VT Large Cap Value Fund Class IB	Putnam Investment Management, LLC / Putnam Investments Limited	0.82%	15.67%	14.50%	10.26%
Equity - US Large Cap Blend	Putnam Variable Trust Putnam VT Research Fund Class IB	Putnam Investment Management, LLC / Putnam Investments Limited, The Putnam Advisory Company, LLC	0.99%	28.86%	16.15%	11.95%
Equity - US All Cap	Putnam Variable Trust Putnam VT Sustainable Future Fund Class IB	Putnam Investment Management, LLC / Putnam Investments Limited	1.07%[1]	28.52%	12.28%	8.44%
Equity - US All Cap	Putnam Variable Trust Putnam VT Sustainable Leaders Fund Class IB	Putnam Investment Management, LLC / Putnam Investments Limited	0.90%	26.11%	16.09%	12.59%
Equity - US Large Cap Growth	T. Rowe Price Equity Series, Inc. T. Rowe Price Blue Chip Growth Portfolio - II Class	T. Rowe Price Associates, Inc.	1.00%[1]	48.96%	13.22%	12.03%
Equity - US Large Cap Value	T. Rowe Price Equity Series, Inc. T. Rowe Price Equity Income Portfolio - II Class	T. Rowe Price Associates, Inc.	0.99%	9.31%	10.92%	7.57%
Equity - Healthcare Sector	T. Rowe Price Equity Series, Inc. T. Rowe Price Health Sciences Portfolio - II Class	T. Rowe Price Associates, Inc.	1.11%	2.68%	10.96%	11.03%
Equity - Global Emerging Markets	Franklin Templeton Variable Insurance Products Trust Templeton Developing Markets VIP Fund Class 4	Templeton Asset Management Ltd. / Franklin Templeton Investment Management Limited	1.45%[1]	12.54%	4.11%	2.22%
Allocation - Aggressive	Northern Lights Variable Trust TOPS® Aggressive Growth ETF Portfolio Investor Class	ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.79%	17.10%	10.27%	N/A
Allocation - Moderate	Northern Lights Variable Trust TOPS® Balanced ETF Portfolio Investor Class	ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.80%	11.17%	6.15%	N/A
Allocation - Cautious	Northern Lights Variable Trust TOPS® Conservative ETF Portfolio Investor Class	ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.81%	8.96%	4.57%	N/A
Allocation - Aggressive	Northern Lights Variable Trust TOPS® Growth ETF Portfolio Investor Class	ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.79%	15.81%	9.20%	N/A
Allocation - Moderate	Northern Lights Variable Trust TOPS® Moderate Growth ETF Portfolio Investor Class	ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.79%	13.21%	7.68%	N/A
Fixed Income - US	Legg Mason Partners Variable Income Trust Western Asset Core Plus VIT Portfolio Class II	Franklin Templeton Fund Adviser, LLC / Western Asset Management Company, LLC, Western Asset Management Company Limited, Western Asset Management Company Ltd, Western Asset Management Company Pte. Ltd.	0.76%[1]	6.44%	0.98%	N/A
[1]The Fund’s current expenses are subject to a temporary expense reimbursement and/or fee waiver. Please refer to the Fund’s prospectus for more information.[2]This Fund employs a managed volatility strategy intended to reduce volatility of returns. Please refer to “VARIABLE ACCOUNT OPTIONS: THE FUNDS” and the Fund’s prospectus for more information.[3]There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during periods of low interest rates, and partly as a result of asset based separate account charges, the yield on this Fund may become low and possibly negative.
Prospectuses Available [Text Block]	The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://dfinview.com/DelawareLife/TAHD/246115208. You can also request this information at no cost at https://dfinreports.com/DelawareLife, by calling (800) 477-6545, Option 2, or by sending an email request to agentsupport@delawarelife.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds. See APPENDIX B - LIST OF DESIGNATED FUNDS AND OTHER INVESTMENT RESTRICTIONS. The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. A Fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
				1 Year	5 Year	10 Year
Allocation - Moderate	AB Variable Products Series Fund, Inc. Balanced Hedged Allocation Portfolio2 Class B	AllianceBernstein, L.P.	0.98%[1]	12.66%	5.92%	5.04%
Equity - US Mid Cap	AB Variable Products Series Fund, Inc. Discovery Value Portfolio Class B	AllianceBernstein, L.P.	1.06%	16.86%	10.51%	7.29%
Equity - US Large Cap Growth	AB Variable Products Series Fund, Inc. Large Cap Growth Portfolio Class B	AllianceBernstein, L.P.	0.91%[1]	34.78%	17.56%	14.60%
Equity - US Large Cap Value	AB Variable Products Series Fund, Inc. Relative Value Portfolio Class B	AllianceBernstein, L.P.	0.86%[1]	11.72%	11.57%	9.05%
Equity - US Small Cap	AB Variable Products Series Fund, Inc. Small Cap Growth Portfolio Class B	AllianceBernstein, L.P.	1.15%[1]	17.72%	10.29%	8.26%
Allocation - Moderate	American Funds Insurance Series® American Funds® Global Balanced Fund Class 4	Capital Research and Management Company	1.02%[1]	13.45%	7.16%	5.20%
Allocation - Moderate	American Funds Insurance Series® Asset Allocation Fund Class 4	Capital Research and Management Company	0.80%	14.02%	8.92%	6.98%
Equity - Global Large Cap	American Funds Insurance Series® Global Growth Fund Class 4	Capital Research and Management Company	0.91%[1]	22.29%	13.36%	9.30%
Equity - US Large Cap Growth	American Funds Insurance Series® Growth Fund Class 4	Capital Research and Management Company	0.84%	38.13%	18.38%	14.07%
Equity - US Large Cap Blend	American Funds Insurance Series® Growth-Income Fund Class 4	Capital Research and Management Company	0.78%	25.82%	13.08%	10.63%
Equity - Global Large Cap	American Funds Insurance Series® International Fund Class 4	Capital Research and Management Company	1.03%	15.56%	4.58%	3.15%
Equity - Global Emerging Markets	American Funds Insurance Series® New World Fund® Class 4	Capital Research and Management Company	1.07%[1]	15.67%	8.37%	4.43%
Equity - US Large Cap Growth	BlackRock Variable Series Funds, Inc. BlackRock Capital Appreciation V.I. Fund Class III	BlackRock Advisors, LLC	1.04%[1]	48.59%	15.77%	12.56%
Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
				1 Year	5 Year	10 Year
Equity - US Large Cap Value	BlackRock Variable Series Funds, Inc. BlackRock Equity Dividend V.I. Fund Class III	BlackRock Advisors, LLC	0.92%	11.99%	11.27%	8.73%
Allocation - Moderate	BlackRock Variable Series Funds, Inc. BlackRock Global Allocation V.I. Fund Class III	BlackRock Advisors, LLC / BlackRock (Singapore) Limited, BlackRock International Limited	1.02%[1]	12.49%	7.39%	4.63%
Equity - US Large Cap Growth	BlackRock Variable Series Funds, Inc. BlackRock Large Cap Focus Growth V.I. Fund Class III	BlackRock Advisors, LLC	1.04%[1]	52.47%	16.05%	13.38%
Fixed Income - US	BlackRock Variable Series Funds II, Inc. BlackRock Total Return V.I. Fund Class III	BlackRock Advisors, LLC / BlackRock International Limited, BlackRock (Singapore) Limited	0.80%[1]	5.43%	1.03%	1.61%
Allocation - Moderate	BlackRock Variable Series Funds, Inc. BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	BlackRock Advisors, LLC	0.56%[1]	15.32%	8.69%	N/A
Equity - US Large Cap Blend	Legg Mason Partners Variable Equity Trust ClearBridge Variable Appreciation Portfolio Class II	Franklin Templeton Fund Adviser, LLC / ClearBridge Investments, LLC	0.97%[1]	19.39%	13.79%	N/A
Equity - US Large Cap Blend	Legg Mason Partners Variable Equity Trust ClearBridge Variable Dividend Strategy Portfolio Class II	Franklin Templeton Fund Adviser, LLC / ClearBridge Investments, LLC	1.00%[1]	14.01%	13.35%	10.17%
Equity - US Mid Cap	Legg Mason Partners Variable Equity Trust ClearBridge Variable Mid Cap Portfolio Class II	Franklin Templeton Fund Adviser, LLC / ClearBridge Investments, LLC	1.08%[1]	12.62%	10.46%	6.83%
Allocation - Moderate	Columbia Funds Variable Series Trust II Columbia Variable Portfolio – Balanced Fund Class 2	Columbia Management Investment Advisers, LLC	1.01%	21.10%	10.71%	7.83%
Equity - US Large Cap Value	Columbia Funds Variable Series Trust II Columbia Variable Portfolio – Select Large Cap Value Fund Class 2	Columbia Management Investment Advisers, LLC	0.95%	5.11%	11.86%	8.85%
Equity - US Large Cap	First Trust Variable Insurance Trust First Trust Capital Strength Portfolio Class I	First Trust Advisors L.P.	1.10%[1]	7.75%	N/A	N/A
Allocation - Moderate	First Trust Variable Insurance Trust First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I	First Trust Advisors L.P.	1.19%	10.51%	7.23%	6.53%
Equity - Global Large Cap	First Trust Variable Insurance Trust First Trust International Developed Capital Strength Portfolio Class I	First Trust Advisors L.P.	1.20%[1]	16.90%	N/A	N/A
Allocation - Moderate	Franklin Templeton Variable Insurance Products Trust Franklin Allocation VIP Fund Class 4	Franklin Advisers, Inc. / Templeton Global Advisors Limited, Franklin Templeton Institutional, LLC, Brandywine Global Investment, ClearBridge Investments, LLC, Western Asset Management Company, LLC, Western Asset Management Company Limited	0.92%[1]	14.62%	7.44%	4.64%
Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
				1 Year	5 Year	10 Year
Allocation - Cautious	Franklin Templeton Variable Insurance Products Trust Franklin Income VIP Fund Class 4	Franklin Advisers, Inc.	0.81%[1]	8.55%	6.88%	4.90%
Allocation - Moderate	Legg Mason Partners Variable Equity Trust Franklin Multi-Asset Variable Conservative Growth Fund Class II	Franklin Templeton Fund Adviser, LLC / Franklin Advisers, Inc.	0.97%	14.28%	7.10%	N/A
Allocation - Aggressive	Franklin Templeton Variable Insurance Products Trust Franklin Mutual Shares VIP Fund Class 4	Franklin Mutual Advisers, LLC	1.03%	13.31%	7.71%	5.32%
Equity - US Large Cap Blend	Franklin Templeton Variable Insurance Products Trust Franklin Rising Dividends VIP Fund Class 4	Franklin Advisers, Inc.	1.00%[1]	11.99%	13.64%	10.12%
Equity - US Small Cap	Franklin Templeton Variable Insurance Products Trust Franklin Small Cap Value VIP Fund Class 4	Franklin Mutual Advisers, LLC	1.01%[1]	12.67%	10.97%	6.94%
Equity - US Large Cap Blend	Goldman Sachs Variable Insurance Trust Goldman Sachs U.S. Equity Insights Fund Service Shares	Goldman Sachs Asset Management, L.P.	0.77%[1]	23.59%	13.37%	10.74%
Fixed Income - US	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Core Plus Bond Fund Series II	Invesco Advisers, Inc.	0.86%[1]	5.85%	1.64%	2.47%
Equity - US Mid Cap	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Discovery Mid Cap Growth Fund Series II	Invesco Advisers, Inc.	1.12%	12.85%	12.47%	9.52%
Equity - US Large Cap Value	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Diversified Dividend Fund Series II	Invesco Advisers, Inc.	0.93%	8.77%	9.53%	7.53%
Equity - US Large Cap Blend	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Equally-Weighted S&P 500 Fund Series II	Invesco Advisers, Inc. / Invesco Capital Management, LLC	0.59%	13.43%	13.17%	9.76%
Allocation - Moderate	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Equity and Income Fund Series II	Invesco Advisers, Inc.	0.82%	10.24%	9.64%	6.78%
Equity - US Large Cap Blend	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Main Street Fund® Series II	Invesco Advisers, Inc.	1.05%[1]	22.83%	13.28%	9.74%
Allocation - Moderate	Janus Aspen Series Janus Henderson Balanced Portfolio Service Shares	Janus Henderson Investors US LLC	0.87%	15.13%	9.37%	7.73%
Equity - US Mid Cap	Janus Aspen Series Janus Henderson Enterprise Portfolio Service Shares	Janus Henderson Investors US LLC	0.97%	17.78%	13.14%	11.82%
Equity - Technology Sector	Janus Aspen Series Janus Henderson Global Technology and Innovation Portfolio Service Shares	Janus Henderson Investors US LLC	0.97%	54.27%	20.05%	16.86%
Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
				1 Year	5 Year	10 Year
Equity - US Mid Cap	Janus Aspen Series Janus Henderson Mid Cap Value Portfolio Service Shares	Janus Henderson Investors US LLC	0.93%	11.11%	9.94%	6.91%
Allocation - Aggressive	Lazard Retirement Series, Inc. Lazard Retirement Global Dynamic Multi-Asset Portfolio2 Service Shares	Lazard Asset Management LLC	1.05%[1]	10.81%	4.00%	3.77%
Fixed Income - US	Lord Abbett Series Fund, Inc. Bond Debenture Portfolio Class VC	Lord, Abbett & Co. LLC	0.90%	6.55%	3.14%	3.49%
Fixed Income - US	Lord Abbett Series Fund, Inc. Short Duration Income Portfolio Class VC	Lord, Abbett & Co. LLC	0.85%	5.05%	1.69%	N/A
Equity - US Small Cap	MFS® Variable Insurance Trust III MFS® Blended Research® Small Cap Equity Portfolio Service Class	Massachusetts Financial Services Company	0.76%[1]	18.67%	10.01%	8.00%
Allocation - Cautious	MFS® Variable Insurance Trust III MFS® Conservative Allocation Portfolio Service Class	Massachusetts Financial Services Company	0.93%	10.03%	5.30%	4.28%
Equity - US Large Cap Blend	MFS® Variable Insurance Trust II MFS® Core Equity Portfolio Service Class	Massachusetts Financial Services Company	1.06%[1]	22.79%	14.79%	11.33%
Equity - Global Large Cap	MFS® Variable Insurance Trust II MFS® Global Growth Portfolio Service Class	Massachusetts Financial Services Company	1.13%[1]	20.69%	13.48%	9.79%
Equity - Real Estate Sector	MFS® Variable Insurance Trust III MFS® Global Real Estate Portfolio Service Class	Massachusetts Financial Services Company	1.15%[1]	11.20%	6.16%	6.28%
Allocation - Cautious	MFS® Variable Insurance Trust II MFS® Global Tactical Allocation Portfolio Service Class	Massachusetts Financial Services Company	1.08%[1]	9.35%	4.69%	3.62%
Allocation - Aggressive	MFS® Variable Insurance Trust III MFS® Growth Allocation Portfolio Service Class	Massachusetts Financial Services Company	1.05%	15.03%	9.64%	7.26%
Equity - US Large Cap Growth	MFS® Variable Insurance Trust MFS® Growth Series Service Class	Massachusetts Financial Services Company	0.98%[1]	35.51%	15.59%	12.69%
Equity - US Large Cap Blend	MFS® Variable Insurance Trust MFS® Investors Trust Series Service Class	Massachusetts Financial Services Company	1.03%[1]	18.66%	13.27%	10.00%
Equity - US Mid Cap	MFS® Variable Insurance Trust MFS® Mid Cap Growth Series Service Class	Massachusetts Financial Services Company	1.05%[1]	20.97%	13.05%	10.85%
Equity - US Mid Cap	MFS® Variable Insurance Trust III MFS® Mid Cap Value Portfolio Service Class	Massachusetts Financial Services Company	1.04%[1]	12.39%	12.60%	8.46%
Allocation - Moderate	MFS® Variable Insurance Trust III MFS® Moderate Allocation Portfolio Service Class	Massachusetts Financial Services Company	0.97%	12.64%	7.68%	5.94%
Equity - US Small Cap	MFS® Variable Insurance Trust MFS® New Discovery Series Service Class	Massachusetts Financial Services Company	1.12%[1]	14.25%	10.81%	7.41%
Equity - US Small Cap	MFS® Variable Insurance Trust III MFS® New Discovery Value Portfolio Service Class	Massachusetts Financial Services Company	1.13%[1]	11.22%	12.84%	9.05%
Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
				1 Year	5 Year	10 Year
Equity - Technology Sector	MFS® Variable Insurance Trust II MFS® Technology Portfolio Service Class	Massachusetts Financial Services Company	1.10%[1]	53.82%	17.36%	15.28%
Fixed Income - US	MFS® Variable Insurance Trust MFS® Total Return Bond Series Service Class	Massachusetts Financial Services Company	0.78%[1]	7.13%	1.58%	1.96%
Allocation - Moderate	MFS® Variable Insurance Trust MFS® Total Return Series Service Class	Massachusetts Financial Services Company	0.86%[1]	10.22%	8.27%	6.27%
US Money Market	MFS® Variable Insurance Trust II MFS® U.S. Government Money Market Portfolio3 Service Class	Massachusetts Financial Services Company	0.44%[1]	4.58%	1.51%	0.91%
Equity - Utilities Sector	MFS® Variable Insurance Trust MFS® Utilities Series Service Class	Massachusetts Financial Services Company	1.04%[1]	-2.33%	8.05%	6.13%
Equity - US Large Cap Value	MFS® Variable Insurance Trust MFS® Value Series Service Class	Massachusetts Financial Services Company	0.94%[1]	7.63%	11.07%	8.25%
Equity - Infrastructure Sector	Morgan Stanley Variable Insurance Fund, Inc. Global Infrastructure Portfolio Class II	Morgan Stanley Investment Management, Inc.	1.12%[1]	4.27%	6.55%	4.98%
Allocation - Moderate	Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio Class II	Morgan Stanley Investment Management, Inc. / Morgan Stanley Investment Management Limited	1.00%[1]	13.94%	5.94%	3.81%
Equity - US Large Cap Growth	Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio Class II	Morgan Stanley Investment Management, Inc.	0.82%[1]	48.32%	10.95%	11.62%
Commodities Broad Basket	PIMCO Variable Insurance Trust PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	Pacific Investment Management Company LLC	1.58%[1]	-7.93%	8.46%	-0.90%
Fixed Income - Global	PIMCO Variable Insurance Trust PIMCO International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class	Pacific Investment Management Company LLC	1.38%[1]	8.91%	1.54%	N/A
Fixed Income - US	PIMCO Variable Insurance Trust PIMCO Total Return Portfolio Advisor Class	Pacific Investment Management Company LLC	0.85%[1]	5.83%	0.98%	1.60%
Allocation - Moderate	Putnam Variable Trust Putnam VT George Putnam Balanced Fund Class IB	Putnam Investment Management, LLC / Putnam Investments Limited	0.92%	19.90%	10.43%	8.03%
Allocation - Moderate	Putnam Variable Trust Putnam VT Global Asset Allocation Fund Class IB	Putnam Investment Management, LLC / Putnam Investments Limited, The Putnam Advisory Company, LLC	1.11%[1]	17.48%	8.14%	6.35%
Equity - Healthcare Sector	Putnam Variable Trust Putnam VT Global Health Care Fund Class IB	Putnam Investment Management, LLC / Putnam Investments Limited, The Putnam Advisory Company, LLC	1.01%	9.13%	13.48%	10.16%
Fixed Income - US	Putnam Variable Trust Putnam VT Income Fund Class IB	Putnam Investment Management, LLC / Putnam Investments Limited	0.89%	4.69%	0.37%	1.43%
Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
				1 Year	5 Year	10 Year
Equity - US Large Cap Value	Putnam Variable Trust Putnam VT Large Cap Value Fund Class IB	Putnam Investment Management, LLC / Putnam Investments Limited	0.82%	15.67%	14.50%	10.26%
Equity - US Large Cap Blend	Putnam Variable Trust Putnam VT Research Fund Class IB	Putnam Investment Management, LLC / Putnam Investments Limited, The Putnam Advisory Company, LLC	0.99%	28.86%	16.15%	11.95%
Equity - US All Cap	Putnam Variable Trust Putnam VT Sustainable Future Fund Class IB	Putnam Investment Management, LLC / Putnam Investments Limited	1.07%[1]	28.52%	12.28%	8.44%
Equity - US All Cap	Putnam Variable Trust Putnam VT Sustainable Leaders Fund Class IB	Putnam Investment Management, LLC / Putnam Investments Limited	0.90%	26.11%	16.09%	12.59%
Equity - US Large Cap Growth	T. Rowe Price Equity Series, Inc. T. Rowe Price Blue Chip Growth Portfolio - II Class	T. Rowe Price Associates, Inc.	1.00%[1]	48.96%	13.22%	12.03%
Equity - US Large Cap Value	T. Rowe Price Equity Series, Inc. T. Rowe Price Equity Income Portfolio - II Class	T. Rowe Price Associates, Inc.	0.99%	9.31%	10.92%	7.57%
Equity - Healthcare Sector	T. Rowe Price Equity Series, Inc. T. Rowe Price Health Sciences Portfolio - II Class	T. Rowe Price Associates, Inc.	1.11%	2.68%	10.96%	11.03%
Equity - Global Emerging Markets	Franklin Templeton Variable Insurance Products Trust Templeton Developing Markets VIP Fund Class 4	Templeton Asset Management Ltd. / Franklin Templeton Investment Management Limited	1.45%[1]	12.54%	4.11%	2.22%
Allocation - Aggressive	Northern Lights Variable Trust TOPS® Aggressive Growth ETF Portfolio Investor Class	ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.79%	17.10%	10.27%	N/A
Allocation - Moderate	Northern Lights Variable Trust TOPS® Balanced ETF Portfolio Investor Class	ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.80%	11.17%	6.15%	N/A
Allocation - Cautious	Northern Lights Variable Trust TOPS® Conservative ETF Portfolio Investor Class	ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.81%	8.96%	4.57%	N/A
Allocation - Aggressive	Northern Lights Variable Trust TOPS® Growth ETF Portfolio Investor Class	ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.79%	15.81%	9.20%	N/A
Allocation - Moderate	Northern Lights Variable Trust TOPS® Moderate Growth ETF Portfolio Investor Class	ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.79%	13.21%	7.68%	N/A
Fixed Income - US	Legg Mason Partners Variable Income Trust Western Asset Core Plus VIT Portfolio Class II	Franklin Templeton Fund Adviser, LLC / Western Asset Management Company, LLC, Western Asset Management Company Limited, Western Asset Management Company Ltd, Western Asset Management Company Pte. Ltd.	0.76%[1]	6.44%	0.98%	N/A

Portfolio Company Objective [Text Block]	Type
Portfolio Company Name [Text Block]	Fund
Portfolio Company Adviser [Text Block]	Adviser/Subadviser
Some Portfolio Companies not Available for All Benefits [Text Block]	APPENDIX B:
LIST OF DESIGNATED INVESTMENT OPTIONS AND OTHER INVESTMENT RESTRICTIONS If you own any of the optional living benefit riders listed below including prior versions, your Contract is subject to investment restrictions that limit the investment options that are available to you: •Income Boost GLWB (and prior versions)•Income Control GLWB (and prior versions)•Flex Income Boost GLWB•Flex Income Control GLWB•Armor Seven / Armor Ten GMAB•Armor Flex 7 / Armor Flex 10 GMPB•GLWB/GMPB Combo (with Income Control GLWB)If you violate the investment restrictions applicable to your benefit, your benefit will terminate automatically. Investment Restrictions for Income Boost GLWB, Flex Income Boost GLWB, GMPB and GLWB/GMPB Combo You may allocate your Purchase Payments and Contract Value to any Fund under the Contract (i.e., you are not limited to the Designated Investment Options). However, you may not invest in the Fixed Account other than through the DCA Program. Investment Restrictions – Income Control GLWB, Flex Income Control GLWB, Armor Seven GMAB, Armor Ten GMAB, and GLWB/GMPB Combo If you own any of these optional living benefit riders, only the Funds that we have designated as “Designated Investment Options” are available for investment. Currently, the Designated Investment Options include the following Funds:Cautious AllocationFranklin Income VIP Fund Invesco V.I. Conservative Balanced Fund MFS® VIT II Global Tactical Allocation Portfolio MFS® VIT III Conservative Allocation Portfolio TOPS® Conservative ETF Portfolio Moderate AllocationAB Variable Products Series AB Balanced Hedged Allocation Portfolio AFIS American Funds Insurance Series® Global Balanced Fund AFIS American Funds Insurance Series® Asset Allocation Fund BlackRock Global Allocation V.I. Fund First Trust/Dow Jones Dividend & Income Allocation Portfolio Invesco V.I. Equity and Income Fund MFS® VIT III Moderate Allocation Portfolio MFS® Total Return Series Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio Putnam VT George Putnam Balanced Fund Putnam VT Global Asset Allocation BlackRock 60/40 Target Allocation ETF VI Fund Columbia Variable Portfolio - Balanced Fund Franklin Allocation VIP Fund Franklin Multi-Asset Variable Conservative Growth Janus Henderson VIT Balanced Portfolio TOPS® Balanced ETF Portfolio TOPS® Moderate Growth ETF PortfolioAdditional information about investment restrictions is provided under “DESIGNATED INVESTMENT OPTIONS” and “OPTIONAL LIVING BENEFITS” in the Prospectus.
Temporary Fee Reductions, Current Expenses [Text Block]	The Fund’s current expenses are subject to a temporary expense reimbursement and/or fee waiver. Please refer to the Fund’s prospectus for more information.
Delaware Life Accelerator Prime Variable Annuity | ShortTermInvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Short-Term Investment Risk The Contract is not designed for short-term investing or for an investor who needs ready access to cash. The Contract is designed for an investor with a longer time horizon for investment. The benefits of tax deferral, long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long-time horizon.
Delaware Life Accelerator Prime Variable Annuity | WithdrawalRiskMember
Prospectus:
Principal Risk [Text Block]	Withdrawal Risk You should carefully consider the risks associated with withdrawals under the Contract (including a full surrender). Withdrawals may be subject to significant Withdrawal Charges. Withdrawals are generally subject to ordinary income taxation on the amount of any investment gain, and if you take a withdrawal prior to age 59 1∕2, you may also be subject to a 10% additional tax. A full surrender will terminate the Contract and all of its benefits. You should consider the impact that a partial withdrawal may have on the standard and optional benefits under your Contract. Partial withdrawals will reduce the value of the death benefit. In addition, a partial withdrawal may reduce the value of an optional living or death benefit that you have elected by an amount greater than the amount withdrawn and could result in termination of the benefit. Amounts withdrawn from the Fixed Account prior to the end of a multi-year Guarantee Period may be subject to a negative Market Value Adjustment that reduces the value of your investment. If you take systematic withdrawals under your Contract, you may be repeatedly exposed to the risks associated with partial withdrawals. If you have amounts invested in the Fixed Account and need ready access to cash, we may defer payment of any amounts withdrawn from the Fixed Account for up to six months. You cannot make withdrawals from the Contract after it is annuitized.
Delaware Life Accelerator Prime Variable Annuity | InvestmentRestrictionsRiskMember
Prospectus:
Principal Risk [Text Block]	Investment Restrictions Risk If you elect certain optional living benefits, you will be subject to investment restrictions. If you elect or have elected any of the Income Control GLWB, Flex Income Control GLWB and the GLWB/GMPB Combo with the Income Control GLWB riders, your optional living benefit may be terminated if you fail to satisfy the applicable investment restrictions. The Funds to which you may be limited are referred to as “Designated Investment Options.” We have selected cautious and moderate asset allocation funds to be Designated Investment Options. Asset allocation funds employ investment strategies that are intended to balance investments among equities, bonds and cash equivalents to reduce the downside exposure of the funds during market downturns. We impose investment restrictions because they reduce the risk of investment losses during down market periods that may require us to use our own assets to make guaranteed payments under the Contract’s optional living benefits. At the same time, the balanced investment strategy of the Designated Investment Options during an upside market period could limit market gains in your Contract. The investment objective and policies of the Designated Investment Options may conflict with your investment objectives by reducing the potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult with your financial professional to determine whether you have a need for these optional benefits and whether the Designated Investment Options are appropriate investments for you.
Delaware Life Accelerator Prime Variable Annuity | PurchasePaymentRestrictionRiskMember
Prospectus:
Principal Risk [Text Block]	Purchase Payment Restriction Risk There is no guarantee that you will always be permitted to make Purchase Payments. We limit the amount of Purchase Payments that you make to the Contract and other contracts issued by the Company with the same or related Owners and Annuitants on a nondiscriminatory basis. We will not accept, without our prior approval, a Purchase Payment that would cause the total Purchase Payments to exceed $5 million. We will not accept a Purchase Payment after any Owner or Annuitant attains age 93. If you elect an optional benefit rider, Purchase Payments will not be accepted if the total Purchase Payments exceed $3 million, and the optional benefit rider may impose additional restrictions on Purchase Payments. Our restrictions related to Purchase Payments may affect the value of your Contract. If you are not permitted to make additional Purchase Payments, you will lose the ability to increase the value of your Contract and its benefits through Purchase Payments.
Delaware Life Accelerator Prime Variable Annuity | TransferRiskMember
Prospectus:
Principal Risk [Text Block]	Transfer Risk If you elect an optional death benefit, a transfer of Contract Value to the Fixed Account may significantly reduce the benefit, including by an amount greater than the amount transferred. If you have amounts invested in the Fixed Account, a transfer from the Fixed Account prior to the end of a multi-year Guarantee Period may be subject to a negative Market Value Adjustment that reduces the value of your investment. Any transfer restrictions under the Contract that are applicable to you may limit your ability to readily change how your Contract Value is invested in response to changing market conditions or changes in your personal circumstances.
Delaware Life Accelerator Prime Variable Annuity | SelectionRiskMember
Prospectus:
Principal Risk [Text Block]	Selection Risk The optional benefits under the Contract were designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you may not be available now or in the future. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will be more than offset by the amount you paid for the benefit.
Delaware Life Accelerator Prime Variable Annuity | FixedAccountInterestRateRiskMember
Prospectus:
Principal Risk [Text Block]	Fixed Account Interest Rate Risk We guarantee that we will credit interest to amounts you allocate to the Fixed Account. Subject to any minimum guaranteed interest rates, we determine interest rates in our sole discretion. We may periodically offer special interest rates for new Purchase Payments, at our discretion. You assume the risk that the interest rate will not exceed the minimum guaranteed interest rate and that we may not offer special interest rates when you purchase the Contract for new Purchase Payments.
Delaware Life Accelerator Prime Variable Annuity | FinancialStrengthAndClaimsPayingAbilityRiskMember
Prospectus:
Principal Risk [Text Block]	Financial Strength and Claims-Paying Ability Risk Our guarantees and obligations under the Contract, including any death benefit, optional living benefit, amounts held in the Fixed Account, interest credited on amounts held in the Fixed Account, and income payments are subject to our financial strength and long-term claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
Delaware Life Accelerator Prime Variable Annuity | BusinessDisruptionAndCyberSecurityRisksMember
Prospectus:
Principal Risk [Text Block]	Business Disruption and Cyber Security RisksOur variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners. As such, our business is vulnerable to systems failures, cyber security incidents, and operational disruptions, any of which could have a material, negative impact on the Company and the Variable Account, as well as on you and your Contract. Financial services companies and their service providers are increasingly targets of cyber-attacks. Cyber-attacks may be systemic (e.g., affecting infrastructure generally) or targeted (e.g., affecting our systems specifically). While we have established controls to help identify threats and protect our systems, our systems have in the past been, and will likely in the future be, subject to cyber-attacks or other cyber security incidents. Due to the increasing sophistication of cyber-attacks, a breach could occur and persist for an extended period of time without detection. The risk of cyber security incidents may be higher during periods of geopolitical turmoil. The continuing use of remote or flexible work arrangements, remote access tools, and mobile technology has expanded potential targets for cyber-attack. The operational and information security risks to which we are exposed include (but are not limited to) utility outages; the loss, theft, misuse, corruption, destruction, or malicious encryption of data; interference with or denial of service; attacks on systems and websites; hardware and software malfunctions; physical break-ins; fraud; and unauthorized access or release of confidential customer information. Cyber security incidents may impede our ability to process Contract transactions, calculate Variable Accumulation Unit values, or otherwise administer the Contract. They could also subject us to regulatory fines, litigation, or financial losses and/or cause reputational damage. Cyber security incidents could impact the Funds or the issuers of securities in which the Funds invest, which may cause the Funds to lose value. We are also exposed to risks related to natural and man-made disasters and other severe events, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, terrorist acts, and military actions, any of which could adversely affect our ability to conduct business operations. We maintain business continuity plans, but we cannot assure you that severe events will not impair our ability to administer the Contract. Severe events may impact our ability to calculate Variable Accumulation Unit values or process Contract transactions, and could have other possible negative impacts. They may also impact our service providers, financial intermediaries, the Funds, or the issuers of securities in which the Funds invest, which may cause the Funds to lose value. There can be no assurance that we, our service providers and intermediaries, or the Funds will be able to avoid negative impacts associated with natural and man-made disasters or other severe events. Cyber Security Incident On February 9, 2023, the existence of sophisticated ransomware was discovered on information technology infrastructure utilized by the Company. In response, actions were taken to contain the threat, and an investigation was immediately launched with the assistance of a team of third-party forensic experts. All identified indicators of compromise were remediated, all systems were validated as clean, and additional advanced detection and monitoring tools were implemented across the network. No ransom was paid and impacted individuals and appropriate regulatory authorities were notified, as required by applicable law. There was no negative impact on Contract administration. It is possible that the Company may be subject to subsequent investigations, claims or actions, in addition to other costs, fines, penalties or other obligations. The Company does not believe this incident will have a material impact on the Company, or on the Company’s ability to administer the Contract.
Delaware Life Accelerator Prime Variable Annuity | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in the Contract.
Principal Risk [Text Block]	Risk of Loss You can lose money by investing in the Contract, including loss of principal. The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Delaware Life Accelerator Prime Variable Annuity | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	•The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.•The benefits of tax deferral, long-term income, and living benefit guarantees mean the Contract is generally more beneficial to investors with a long-time horizon. You should not use the Contract as a short-term investment.•Withdrawal Charges may apply to withdrawals. If you take a withdrawal, a Withdrawal Charge may reduce the withdrawal amount that you actually receive or the value of your investment. Withdrawals may also reduce or terminate Contract guarantees.•Withdrawals are subject to taxes, including a 10% federal tax penalty if you take a withdrawal before age 59 1∕2.
Delaware Life Accelerator Prime Variable Annuity | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	•An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., the Funds).•Each investment option (including any Fixed Account investment option) will have its own unique risks.•You should review the investment options before making an investment decision.
Principal Risk [Text Block]	Fund Options Risk Amounts that you invest in the Fund options (i.e., the Subaccounts or Variable Accounts) are subject to the risk of poor investment performance. You assume all of the investment risk. Generally, if the Subaccounts you select make money, your Contract Value goes up, and if they lose money, your Contract Value goes down. Each Subaccount’s performance depends on the performance of its underlying Fund. Each Fund has its own investment risks, and you are exposed to a Fund’s investment risks when you invest in the corresponding Subaccount. The Company does not guarantee the performance of the Subaccounts or the underlying Funds.
Delaware Life Accelerator Prime Variable Annuity | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to the Company. Any obligations (including under any Fixed Account investment options), guarantees, or benefits are subject to the claims-paying ability of the Company. Additional information about the Company, including its financial strength ratings, is available upon request by calling (800) 374-3714 or visiting https://www.delawarelife.com/our-company.
Delaware Life Accelerator Prime Variable Annuity | ABBalancedHedgedAllocationPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Moderate
Portfolio Company Name [Text Block]	AB Variable Products Series Fund, Inc.Balanced Hedged Allocation Portfolio2Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein, L.P.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	12.66%
Average Annual Total Returns, 5 Years [Percent]	5.92%
Average Annual Total Returns, 10 Years [Percent]	5.04%
Delaware Life Accelerator Prime Variable Annuity | ABDiscoveryValuePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Mid Cap
Portfolio Company Name [Text Block]	AB Variable Products Series Fund, Inc.Discovery Value PortfolioClass B
Portfolio Company Adviser [Text Block]	AllianceBernstein, L.P.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	16.86%
Average Annual Total Returns, 5 Years [Percent]	10.51%
Average Annual Total Returns, 10 Years [Percent]	7.29%
Delaware Life Accelerator Prime Variable Annuity | ABLargeCapGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Growth
Portfolio Company Name [Text Block]	AB Variable Products Series Fund, Inc.Large Cap Growth PortfolioClass B
Portfolio Company Adviser [Text Block]	AllianceBernstein, L.P.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	34.78%
Average Annual Total Returns, 5 Years [Percent]	17.56%
Average Annual Total Returns, 10 Years [Percent]	14.60%
Delaware Life Accelerator Prime Variable Annuity | ABRelativeValuePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Value
Portfolio Company Name [Text Block]	AB Variable Products Series Fund, Inc.Relative Value PortfolioClass B
Portfolio Company Adviser [Text Block]	AllianceBernstein, L.P.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	11.72%
Average Annual Total Returns, 5 Years [Percent]	11.57%
Average Annual Total Returns, 10 Years [Percent]	9.05%
Delaware Life Accelerator Prime Variable Annuity | ABSmallCapGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Small Cap
Portfolio Company Name [Text Block]	AB Variable Products Series Fund, Inc.Small Cap Growth PortfolioClass B
Portfolio Company Adviser [Text Block]	AllianceBernstein, L.P.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	17.72%
Average Annual Total Returns, 5 Years [Percent]	10.29%
Average Annual Total Returns, 10 Years [Percent]	8.26%
Delaware Life Accelerator Prime Variable Annuity | AmericanFundsGlobalBalancedFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Moderate
Portfolio Company Name [Text Block]	American Funds Insurance Series®American Funds® Global Balanced FundClass 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	13.45%
Average Annual Total Returns, 5 Years [Percent]	7.16%
Average Annual Total Returns, 10 Years [Percent]	5.20%
Delaware Life Accelerator Prime Variable Annuity | AmericanFundsAssetAllocationFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Moderate
Portfolio Company Name [Text Block]	American Funds Insurance Series®Asset Allocation FundClass 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.02%
Average Annual Total Returns, 5 Years [Percent]	8.92%
Average Annual Total Returns, 10 Years [Percent]	6.98%
Delaware Life Accelerator Prime Variable Annuity | AmericanFundsGlobalGrowthFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity - Global Large Cap
Portfolio Company Name [Text Block]	American Funds Insurance Series®Global Growth FundClass 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	22.29%
Average Annual Total Returns, 5 Years [Percent]	13.36%
Average Annual Total Returns, 10 Years [Percent]	9.30%
Delaware Life Accelerator Prime Variable Annuity | AmericanFundsGrowthFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Growth
Portfolio Company Name [Text Block]	American Funds Insurance Series®Growth FundClass 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	38.13%
Average Annual Total Returns, 5 Years [Percent]	18.38%
Average Annual Total Returns, 10 Years [Percent]	14.07%
Delaware Life Accelerator Prime Variable Annuity | AmericanFundsGrowthIncomeFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Blend
Portfolio Company Name [Text Block]	American Funds Insurance Series®Growth-Income FundClass 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	25.82%
Average Annual Total Returns, 5 Years [Percent]	13.08%
Average Annual Total Returns, 10 Years [Percent]	10.63%
Delaware Life Accelerator Prime Variable Annuity | AmericanFundsInternationalFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity - Global Large Cap
Portfolio Company Name [Text Block]	American Funds Insurance Series®International FundClass 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	15.56%
Average Annual Total Returns, 5 Years [Percent]	4.58%
Average Annual Total Returns, 10 Years [Percent]	3.15%
Delaware Life Accelerator Prime Variable Annuity | AmericanFundsNewWorldFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity - Global Emerging Markets
Portfolio Company Name [Text Block]	American Funds Insurance Series®New World Fund®Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	15.67%
Average Annual Total Returns, 5 Years [Percent]	8.37%
Average Annual Total Returns, 10 Years [Percent]	4.43%
Delaware Life Accelerator Prime Variable Annuity | BlackRockCapitalAppreciationVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Growth
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc.BlackRock Capital Appreciation V.I. FundClass III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	48.59%
Average Annual Total Returns, 5 Years [Percent]	15.77%
Average Annual Total Returns, 10 Years [Percent]	12.56%
Delaware Life Accelerator Prime Variable Annuity | BlackRockEquityDividendVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Value
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc.BlackRock Equity Dividend V.I. FundClass III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	11.99%
Average Annual Total Returns, 5 Years [Percent]	11.27%
Average Annual Total Returns, 10 Years [Percent]	8.73%
Delaware Life Accelerator Prime Variable Annuity | BlackRockGlobalAllocationVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Moderate
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc.BlackRock Global Allocation V.I. FundClass III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited, BlackRock International Limited
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	12.49%
Average Annual Total Returns, 5 Years [Percent]	7.39%
Average Annual Total Returns, 10 Years [Percent]	4.63%
Delaware Life Accelerator Prime Variable Annuity | BlackRockLargeCapFocusGrowthVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Growth
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc.BlackRock Large Cap Focus Growth V.I. FundClass III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	52.47%
Average Annual Total Returns, 5 Years [Percent]	16.05%
Average Annual Total Returns, 10 Years [Percent]	13.38%
Delaware Life Accelerator Prime Variable Annuity | BlackRockTotalReturnVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income - US
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc.BlackRock Total Return V.I. FundClass III
Portfolio Company Subadviser [Text Block]	BlackRock International Limited, BlackRock (Singapore) Limited
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	5.43%
Average Annual Total Returns, 5 Years [Percent]	1.03%
Average Annual Total Returns, 10 Years [Percent]	1.61%
Delaware Life Accelerator Prime Variable Annuity | BlackRock6040TargetAllocationETFVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Moderate
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc.BlackRock 60/40 Target Allocation ETF V.I. FundClass III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	15.32%
Average Annual Total Returns, 5 Years [Percent]	8.69%
Delaware Life Accelerator Prime Variable Annuity | ClearBridgeVariableAppreciationPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Blend
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity TrustClearBridge Variable Appreciation PortfolioClass II
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	19.39%
Average Annual Total Returns, 5 Years [Percent]	13.79%
Delaware Life Accelerator Prime Variable Annuity | ClearBridgeVariableDividendStrategyPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Blend
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity TrustClearBridge Variable Dividend Strategy PortfolioClass II
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	14.01%
Average Annual Total Returns, 5 Years [Percent]	13.35%
Average Annual Total Returns, 10 Years [Percent]	10.17%
Delaware Life Accelerator Prime Variable Annuity | ClearbridgeVariableMidCapPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Mid Cap
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity TrustClearBridge Variable Mid Cap PortfolioClass II
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	10.46%
Average Annual Total Returns, 10 Years [Percent]	6.83%
Delaware Life Accelerator Prime Variable Annuity | ColumbiaVariablePortfolioBalancedFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Moderate
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust IIColumbia Variable Portfolio – Balanced FundClass 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	21.10%
Average Annual Total Returns, 5 Years [Percent]	10.71%
Average Annual Total Returns, 10 Years [Percent]	7.83%
Delaware Life Accelerator Prime Variable Annuity | ColumbiaVariablePortfolioSelectLargeCapValueFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Value
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust IIColumbia Variable Portfolio – Select Large Cap Value FundClass 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	5.11%
Average Annual Total Returns, 5 Years [Percent]	11.86%
Average Annual Total Returns, 10 Years [Percent]	8.85%
Delaware Life Accelerator Prime Variable Annuity | FirstTrustCapitalStrengthPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap
Portfolio Company Name [Text Block]	First Trust Variable Insurance TrustFirst Trust Capital Strength PortfolioClass I
Portfolio Company Adviser [Text Block]	First Trust Advisors L.P.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	7.75%
Delaware Life Accelerator Prime Variable Annuity | FirstTrustDowJonesDividendAndIncomeAllocationPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Moderate
Portfolio Company Name [Text Block]	First Trust Variable Insurance TrustFirst Trust/Dow Jones Dividend & Income Allocation PortfolioClass I
Portfolio Company Adviser [Text Block]	First Trust Advisors L.P.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	10.51%
Average Annual Total Returns, 5 Years [Percent]	7.23%
Average Annual Total Returns, 10 Years [Percent]	6.53%
Delaware Life Accelerator Prime Variable Annuity | FirstTrustInternationalDevelopedCapitalStrengthPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity - Global Large Cap
Portfolio Company Name [Text Block]	First Trust Variable Insurance TrustFirst Trust International Developed Capital Strength PortfolioClass I
Portfolio Company Adviser [Text Block]	First Trust Advisors L.P.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	16.90%
Delaware Life Accelerator Prime Variable Annuity | FranklinAllocationVIPFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Moderate
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products TrustFranklin Allocation VIP FundClass 4
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Templeton Global Advisors Limited, Franklin Templeton Institutional, LLC, Brandywine Global Investment, ClearBridge Investments, LLC, Western Asset Management Company, LLC, Western Asset Management CompanyLimited
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	14.62%
Average Annual Total Returns, 5 Years [Percent]	7.44%
Average Annual Total Returns, 10 Years [Percent]	4.64%
Delaware Life Accelerator Prime Variable Annuity | FranklinIncomeVIPFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Cautious
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products TrustFranklin Income VIP FundClass 4
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	8.55%
Average Annual Total Returns, 5 Years [Percent]	6.88%
Average Annual Total Returns, 10 Years [Percent]	4.90%
Delaware Life Accelerator Prime Variable Annuity | FranklinMultiAssetVariableConservativeGrowthClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Moderate
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity TrustFranklin Multi-Asset Variable Conservative Growth FundClass II
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	14.28%
Average Annual Total Returns, 5 Years [Percent]	7.10%
Delaware Life Accelerator Prime Variable Annuity | FrakilinMutualSharesVIPFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Aggressive
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products TrustFranklin Mutual Shares VIP FundClass 4
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	13.31%
Average Annual Total Returns, 5 Years [Percent]	7.71%
Average Annual Total Returns, 10 Years [Percent]	5.32%
Delaware Life Accelerator Prime Variable Annuity | FranklinRisingDividendsVIPFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Blend
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products TrustFranklin Rising Dividends VIP FundClass 4
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	11.99%
Average Annual Total Returns, 5 Years [Percent]	13.64%
Average Annual Total Returns, 10 Years [Percent]	10.12%
Delaware Life Accelerator Prime Variable Annuity | FranklinSmallCapValueVIPFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Small Cap
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products TrustFranklin Small Cap Value VIP FundClass 4
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	12.67%
Average Annual Total Returns, 5 Years [Percent]	10.97%
Average Annual Total Returns, 10 Years [Percent]	6.94%
Delaware Life Accelerator Prime Variable Annuity | GoldmanSachsUSEquityInsightsFundServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Blend
Portfolio Company Name [Text Block]	Goldman Sachs Variable Insurance TrustGoldman Sachs U.S. Equity Insights FundService Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	23.59%
Average Annual Total Returns, 5 Years [Percent]	13.37%
Average Annual Total Returns, 10 Years [Percent]	10.74%
Delaware Life Accelerator Prime Variable Annuity | InvescoVICorePlusBondFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income - US
Portfolio Company Name [Text Block]	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)Invesco V.I. Core Plus Bond FundSeries II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	5.85%
Average Annual Total Returns, 5 Years [Percent]	1.64%
Average Annual Total Returns, 10 Years [Percent]	2.47%
Delaware Life Accelerator Prime Variable Annuity | InvescoVIDiscoveryMidCapGrowthFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Mid Cap
Portfolio Company Name [Text Block]	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)Invesco V.I. Discovery Mid Cap Growth FundSeries II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	12.85%
Average Annual Total Returns, 5 Years [Percent]	12.47%
Average Annual Total Returns, 10 Years [Percent]	9.52%
Delaware Life Accelerator Prime Variable Annuity | InvescoVIDiversifiedDividendFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Value
Portfolio Company Name [Text Block]	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)Invesco V.I. Diversified Dividend FundSeries II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	8.77%
Average Annual Total Returns, 5 Years [Percent]	9.53%
Average Annual Total Returns, 10 Years [Percent]	7.53%
Delaware Life Accelerator Prime Variable Annuity | InvescoVIEquallyWeightedSAndP500FundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Blend
Portfolio Company Name [Text Block]	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)Invesco V.I. Equally-Weighted S&P 500 FundSeries II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Capital Management, LLC
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	13.43%
Average Annual Total Returns, 5 Years [Percent]	13.17%
Average Annual Total Returns, 10 Years [Percent]	9.76%
Delaware Life Accelerator Prime Variable Annuity | InvescoVIEquityandIncomeFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Moderate
Portfolio Company Name [Text Block]	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)Invesco V.I. Equity and Income FundSeries II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	10.24%
Average Annual Total Returns, 5 Years [Percent]	9.64%
Average Annual Total Returns, 10 Years [Percent]	6.78%
Delaware Life Accelerator Prime Variable Annuity | InvescoVIMainStreetFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Blend
Portfolio Company Name [Text Block]	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)Invesco V.I. Main Street Fund®Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	22.83%
Average Annual Total Returns, 5 Years [Percent]	13.28%
Average Annual Total Returns, 10 Years [Percent]	9.74%
Delaware Life Accelerator Prime Variable Annuity | JanusHendersonBalancedPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Moderate
Portfolio Company Name [Text Block]	Janus Aspen SeriesJanus Henderson Balanced PortfolioService Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	15.13%
Average Annual Total Returns, 5 Years [Percent]	9.37%
Average Annual Total Returns, 10 Years [Percent]	7.73%
Delaware Life Accelerator Prime Variable Annuity | JanusHendersonEnterprisePortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Mid Cap
Portfolio Company Name [Text Block]	Janus Aspen SeriesJanus Henderson Enterprise PortfolioService Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	17.78%
Average Annual Total Returns, 5 Years [Percent]	13.14%
Average Annual Total Returns, 10 Years [Percent]	11.82%
Delaware Life Accelerator Prime Variable Annuity | JanusHendersonGlobalTechnologyandInnovationPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity - Technology Sector
Portfolio Company Name [Text Block]	Janus Aspen SeriesJanus Henderson Global Technology and Innovation PortfolioService Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	54.27%
Average Annual Total Returns, 5 Years [Percent]	20.05%
Average Annual Total Returns, 10 Years [Percent]	16.86%
Delaware Life Accelerator Prime Variable Annuity | JanusHendersonMidCapValuePortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Mid Cap
Portfolio Company Name [Text Block]	Janus Aspen SeriesJanus Henderson Mid Cap Value PortfolioService Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	11.11%
Average Annual Total Returns, 5 Years [Percent]	9.94%
Average Annual Total Returns, 10 Years [Percent]	6.91%
Delaware Life Accelerator Prime Variable Annuity | LazardRetirementGlobalDynamicMultiAssetPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Aggressive
Portfolio Company Name [Text Block]	Lazard Retirement Series, Inc.Lazard Retirement Global Dynamic Multi-Asset Portfolio2Service Shares
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	10.81%
Average Annual Total Returns, 5 Years [Percent]	4.00%
Average Annual Total Returns, 10 Years [Percent]	3.77%
Delaware Life Accelerator Prime Variable Annuity | BondDebenturePortfolioClassVCMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income - US
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc.Bond Debenture PortfolioClass VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	6.55%
Average Annual Total Returns, 5 Years [Percent]	3.14%
Average Annual Total Returns, 10 Years [Percent]	3.49%
Delaware Life Accelerator Prime Variable Annuity | ShortDurationIncomePortfolioClassVCMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income - US
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc.Short Duration Income PortfolioClass VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	5.05%
Average Annual Total Returns, 5 Years [Percent]	1.69%
Delaware Life Accelerator Prime Variable Annuity | MFSBlendedResearchSmallCapEquityPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Small Cap
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust IIIMFS® Blended Research® Small Cap Equity PortfolioService Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	18.67%
Average Annual Total Returns, 5 Years [Percent]	10.01%
Average Annual Total Returns, 10 Years [Percent]	8.00%
Delaware Life Accelerator Prime Variable Annuity | MFSConservativeAllocationPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Cautious
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust IIIMFS® Conservative Allocation PortfolioService Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	10.03%
Average Annual Total Returns, 5 Years [Percent]	5.30%
Average Annual Total Returns, 10 Years [Percent]	4.28%
Delaware Life Accelerator Prime Variable Annuity | MFSCoreEquityPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Blend
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust IIMFS® Core Equity PortfolioService Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	22.79%
Average Annual Total Returns, 5 Years [Percent]	14.79%
Average Annual Total Returns, 10 Years [Percent]	11.33%
Delaware Life Accelerator Prime Variable Annuity | MFSGlobalGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity - Global Large Cap
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust IIMFS® Global Growth PortfolioService Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	20.69%
Average Annual Total Returns, 5 Years [Percent]	13.48%
Average Annual Total Returns, 10 Years [Percent]	9.79%
Delaware Life Accelerator Prime Variable Annuity | MFSGlobalRealEstatePortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity - Real Estate Sector
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust IIIMFS® Global Real Estate PortfolioService Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	11.20%
Average Annual Total Returns, 5 Years [Percent]	6.16%
Average Annual Total Returns, 10 Years [Percent]	6.28%
Delaware Life Accelerator Prime Variable Annuity | MFSGlobalTacticalAllocationPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Cautious
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust IIMFS® Global Tactical Allocation PortfolioService Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	9.35%
Average Annual Total Returns, 5 Years [Percent]	4.69%
Average Annual Total Returns, 10 Years [Percent]	3.62%
Delaware Life Accelerator Prime Variable Annuity | MFSGrowthAllocationPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Aggressive
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust IIIMFS® Growth Allocation PortfolioService Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	15.03%
Average Annual Total Returns, 5 Years [Percent]	9.64%
Average Annual Total Returns, 10 Years [Percent]	7.26%
Delaware Life Accelerator Prime Variable Annuity | MFSGrowthSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Growth
Portfolio Company Name [Text Block]	MFS® Variable Insurance TrustMFS® Growth SeriesService Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	35.51%
Average Annual Total Returns, 5 Years [Percent]	15.59%
Average Annual Total Returns, 10 Years [Percent]	12.69%
Delaware Life Accelerator Prime Variable Annuity | MFSInvestorsTrustSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Blend
Portfolio Company Name [Text Block]	MFS® Variable Insurance TrustMFS® Investors Trust SeriesService Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	18.66%
Average Annual Total Returns, 5 Years [Percent]	13.27%
Average Annual Total Returns, 10 Years [Percent]	10.00%
Delaware Life Accelerator Prime Variable Annuity | MFSMidCapGrowthSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Mid Cap
Portfolio Company Name [Text Block]	MFS® Variable Insurance TrustMFS® Mid Cap Growth SeriesService Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	20.97%
Average Annual Total Returns, 5 Years [Percent]	13.05%
Average Annual Total Returns, 10 Years [Percent]	10.85%
Delaware Life Accelerator Prime Variable Annuity | ABSmallMidCapValuePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Mid Cap
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust IIIMFS® Mid Cap Value PortfolioService Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	12.39%
Average Annual Total Returns, 5 Years [Percent]	12.60%
Average Annual Total Returns, 10 Years [Percent]	8.46%
Delaware Life Accelerator Prime Variable Annuity | MFSModerateAllocationPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Moderate
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust IIIMFS® Moderate Allocation PortfolioService Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	12.64%
Average Annual Total Returns, 5 Years [Percent]	7.68%
Average Annual Total Returns, 10 Years [Percent]	5.94%
Delaware Life Accelerator Prime Variable Annuity | MFSNewDiscoverySeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Small Cap
Portfolio Company Name [Text Block]	MFS® Variable Insurance TrustMFS® New Discovery SeriesService Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	14.25%
Average Annual Total Returns, 5 Years [Percent]	10.81%
Average Annual Total Returns, 10 Years [Percent]	7.41%
Delaware Life Accelerator Prime Variable Annuity | MFSNewDiscoveryValuePortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Small Cap
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust IIIMFS® New Discovery Value PortfolioService Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	11.22%
Average Annual Total Returns, 5 Years [Percent]	12.84%
Average Annual Total Returns, 10 Years [Percent]	9.05%
Delaware Life Accelerator Prime Variable Annuity | MFSTechnologyPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity - Technology Sector
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust IIMFS® Technology PortfolioService Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	53.82%
Average Annual Total Returns, 5 Years [Percent]	17.36%
Average Annual Total Returns, 10 Years [Percent]	15.28%
Delaware Life Accelerator Prime Variable Annuity | MFSTotalReturnBondSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income - US
Portfolio Company Name [Text Block]	MFS® Variable Insurance TrustMFS® Total Return Bond SeriesService Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	7.13%
Average Annual Total Returns, 5 Years [Percent]	1.58%
Average Annual Total Returns, 10 Years [Percent]	1.96%
Delaware Life Accelerator Prime Variable Annuity | MFSTotalReturnSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Moderate
Portfolio Company Name [Text Block]	MFS® Variable Insurance TrustMFS® Total Return SeriesService Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	10.22%
Average Annual Total Returns, 5 Years [Percent]	8.27%
Average Annual Total Returns, 10 Years [Percent]	6.27%
Delaware Life Accelerator Prime Variable Annuity | MFSUSGovernmentMoneyMarketPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Money Market
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust IIMFS® U.S. Government Money Market Portfolio3Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	4.58%
Average Annual Total Returns, 5 Years [Percent]	1.51%
Average Annual Total Returns, 10 Years [Percent]	0.91%
Delaware Life Accelerator Prime Variable Annuity | MFSUtilitiesSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity - Utilities Sector
Portfolio Company Name [Text Block]	MFS® Variable Insurance TrustMFS® Utilities SeriesService Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(2.33%)
Average Annual Total Returns, 5 Years [Percent]	8.05%
Average Annual Total Returns, 10 Years [Percent]	6.13%
Delaware Life Accelerator Prime Variable Annuity | MFSValueSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Value
Portfolio Company Name [Text Block]	MFS® Variable Insurance TrustMFS® Value SeriesService Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	7.63%
Average Annual Total Returns, 5 Years [Percent]	11.07%
Average Annual Total Returns, 10 Years [Percent]	8.25%
Delaware Life Accelerator Prime Variable Annuity | GlobalInfrastructurePortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity - Infrastructure Sector
Portfolio Company Name [Text Block]	Morgan Stanley Variable Insurance Fund, Inc.Global Infrastructure PortfolioClass II
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	4.27%
Average Annual Total Returns, 5 Years [Percent]	6.55%
Average Annual Total Returns, 10 Years [Percent]	4.98%
Delaware Life Accelerator Prime Variable Annuity | GlobalStrategistPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Moderate
Portfolio Company Name [Text Block]	Morgan Stanley Variable Insurance Fund, Inc.Global Strategist PortfolioClass II
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management, Inc.
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Limited
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	13.94%
Average Annual Total Returns, 5 Years [Percent]	5.94%
Average Annual Total Returns, 10 Years [Percent]	3.81%
Delaware Life Accelerator Prime Variable Annuity | GrowthPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Growth
Portfolio Company Name [Text Block]	Morgan Stanley Variable Insurance Fund, Inc.Growth PortfolioClass II
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	48.32%
Average Annual Total Returns, 5 Years [Percent]	10.95%
Average Annual Total Returns, 10 Years [Percent]	11.62%
Delaware Life Accelerator Prime Variable Annuity | PIMCOCommodityRealReturnStrategyPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Commodities Broad Basket
Portfolio Company Name [Text Block]	PIMCO Variable Insurance TrustPIMCO CommodityRealReturn® Strategy PortfolioAdvisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.58%
Average Annual Total Returns, 1 Year [Percent]	(7.93%)
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]	(0.90%)
Delaware Life Accelerator Prime Variable Annuity | PIMCOInternationalBondPortfolioUSDollarHedgedAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income - Global
Portfolio Company Name [Text Block]	PIMCO Variable Insurance TrustPIMCO International Bond Portfolio (U.S. Dollar-Hedged)Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	8.91%
Average Annual Total Returns, 5 Years [Percent]	1.54%
Delaware Life Accelerator Prime Variable Annuity | PIMCOTotalReturnPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income - US
Portfolio Company Name [Text Block]	PIMCO Variable Insurance TrustPIMCO Total Return PortfolioAdvisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	5.83%
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	1.60%
Delaware Life Accelerator Prime Variable Annuity | PutnamVTGeorgePutnamBalancedFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Moderate
Portfolio Company Name [Text Block]	Putnam Variable TrustPutnam VT George Putnam Balanced FundClass IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	19.90%
Average Annual Total Returns, 5 Years [Percent]	10.43%
Average Annual Total Returns, 10 Years [Percent]	8.03%
Delaware Life Accelerator Prime Variable Annuity | PutnamVTGlobalAssetAllocationFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Moderate
Portfolio Company Name [Text Block]	Putnam Variable TrustPutnam VT Global Asset Allocation FundClass IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited, The Putnam Advisory Company, LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	17.48%
Average Annual Total Returns, 5 Years [Percent]	8.14%
Average Annual Total Returns, 10 Years [Percent]	6.35%
Delaware Life Accelerator Prime Variable Annuity | PutnamVTGlobalHealthCareFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity - Healthcare Sector
Portfolio Company Name [Text Block]	Putnam Variable TrustPutnam VT Global Health Care FundClass IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited, The Putnam Advisory Company, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	9.13%
Average Annual Total Returns, 5 Years [Percent]	13.48%
Average Annual Total Returns, 10 Years [Percent]	10.16%
Delaware Life Accelerator Prime Variable Annuity | PutnamVTIncomeFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income - US
Portfolio Company Name [Text Block]	Putnam Variable TrustPutnam VT Income FundClass IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	4.69%
Average Annual Total Returns, 5 Years [Percent]	0.37%
Average Annual Total Returns, 10 Years [Percent]	1.43%
Delaware Life Accelerator Prime Variable Annuity | PutnamVTLargeCapValueFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Value
Portfolio Company Name [Text Block]	Putnam Variable TrustPutnam VT Large Cap Value FundClass IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	15.67%
Average Annual Total Returns, 5 Years [Percent]	14.50%
Average Annual Total Returns, 10 Years [Percent]	10.26%
Delaware Life Accelerator Prime Variable Annuity | PutnamVTResearchFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Blend
Portfolio Company Name [Text Block]	Putnam Variable TrustPutnam VT Research FundClass IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited, The Putnam Advisory Company, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	28.86%
Average Annual Total Returns, 5 Years [Percent]	16.15%
Average Annual Total Returns, 10 Years [Percent]	11.95%
Delaware Life Accelerator Prime Variable Annuity | PutnamVTSustainableFutureFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US All Cap
Portfolio Company Name [Text Block]	Putnam Variable TrustPutnam VT Sustainable Future FundClass IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	28.52%
Average Annual Total Returns, 5 Years [Percent]	12.28%
Average Annual Total Returns, 10 Years [Percent]	8.44%
Delaware Life Accelerator Prime Variable Annuity | PutnamVTSustainableLeadersFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US All Cap
Portfolio Company Name [Text Block]	Putnam Variable TrustPutnam VT Sustainable Leaders FundClass IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	26.11%
Average Annual Total Returns, 5 Years [Percent]	16.09%
Average Annual Total Returns, 10 Years [Percent]	12.59%
Delaware Life Accelerator Prime Variable Annuity | TRowePriceBlueChipGrowthPortfolioIIClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Growth
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc.T. Rowe Price Blue Chip Growth Portfolio - II Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	48.96%
Average Annual Total Returns, 5 Years [Percent]	13.22%
Average Annual Total Returns, 10 Years [Percent]	12.03%
Delaware Life Accelerator Prime Variable Annuity | TRowePriceEquityIncomePortfolioIIClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Value
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc.T. Rowe Price Equity Income Portfolio - II Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	9.31%
Average Annual Total Returns, 5 Years [Percent]	10.92%
Average Annual Total Returns, 10 Years [Percent]	7.57%
Delaware Life Accelerator Prime Variable Annuity | TRowePriceHealthSciencesPortfolioIIClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity - Healthcare Sector
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc.T. Rowe Price Health Sciences Portfolio - II Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	2.68%
Average Annual Total Returns, 5 Years [Percent]	10.96%
Average Annual Total Returns, 10 Years [Percent]	11.03%
Delaware Life Accelerator Prime Variable Annuity | TempletonDevelopingMarketsVIPFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity - Global Emerging Markets
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products TrustTempleton Developing Markets VIP FundClass 4
Portfolio Company Adviser [Text Block]	Templeton Asset Management Ltd.
Portfolio Company Subadviser [Text Block]	Franklin Templeton Investment Management Limited
Current Expenses [Percent]	1.45%
Average Annual Total Returns, 1 Year [Percent]	12.54%
Average Annual Total Returns, 5 Years [Percent]	4.11%
Average Annual Total Returns, 10 Years [Percent]	2.22%
Delaware Life Accelerator Prime Variable Annuity | TOPSAggressiveGrowthETFPortfolioInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Aggressive
Portfolio Company Name [Text Block]	Northern Lights Variable TrustTOPS® Aggressive Growth ETF PortfolioInvestor Class
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	17.10%
Average Annual Total Returns, 5 Years [Percent]	10.27%
Delaware Life Accelerator Prime Variable Annuity | TOPSBalancedETFPortfolioInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Moderate
Portfolio Company Name [Text Block]	Northern Lights Variable TrustTOPS® Balanced ETF PortfolioInvestor Class
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	11.17%
Average Annual Total Returns, 5 Years [Percent]	6.15%
Delaware Life Accelerator Prime Variable Annuity | TOPSConservativeETFPortfolioInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Cautious
Portfolio Company Name [Text Block]	Northern Lights Variable TrustTOPS® Conservative ETF PortfolioInvestor Class
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	8.96%
Average Annual Total Returns, 5 Years [Percent]	4.57%
Delaware Life Accelerator Prime Variable Annuity | TOPSGrowthETFPortfolioInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Aggressive
Portfolio Company Name [Text Block]	Northern Lights Variable TrustTOPS® Growth ETF PortfolioInvestor Class
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	15.81%
Average Annual Total Returns, 5 Years [Percent]	9.20%
Delaware Life Accelerator Prime Variable Annuity | TOPSModerateGrowthETFPortfolioInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Moderate
Portfolio Company Name [Text Block]	Northern Lights Variable TrustTOPS® Moderate Growth ETF PortfolioInvestor Class
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	13.21%
Average Annual Total Returns, 5 Years [Percent]	7.68%
Delaware Life Accelerator Prime Variable Annuity | WesternAssetCorePlusVITPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income - US
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Income TrustWestern Asset Core Plus VIT PortfolioClass II
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC, Western Asset Management Company Limited, Western Asset Management CompanyLtd, Western Asset Management Company Pte. Ltd.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	6.44%
Average Annual Total Returns, 5 Years [Percent]	0.98%
Delaware Life Accelerator Prime Variable Annuity | IncomeControlGLWBMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Offered Ending [Date]	Apr. 03, 2022
Name of Benefit [Text Block]	Income Control GLWB(formerly named the Flex Income Control GLWB v1)
Purpose of Benefit [Text Block]	A GLWB allows you to withdraw a guaranteed amount of money each year, and your guaranteed withdrawals may continue for life (on a single- or joint-life basis) regardless of investment performance, provided that you comply with certain requirements.This GLWB includes an annual step-up and bonus feature that may increase
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Brief Restrictions / Limitations [Text Block]	•Cannot be elected after the Contract is issued.•Owners and Annuitants must be at least age 55 and younger than age 81 to elect.•Investment restrictions limit available investment options.•Early and excess withdrawals may significantly reduce the benefit, including by an amount greater than the value Name ofBenefitPurposeIs BenefitStandardor OptionalMaximumFeeCurrentFeeBrief Description ofRestrictions / Limitationsthe guaranteed benefit. This GLWB allows only a single bonus period.withdrawn, and may terminate the benefit.•Deferring withdrawals in early years may allow you to take larger guaranteed withdrawals in later years.•Purchase Payments subject to additional limits.•See Rate Sheet Supplement for current Lifetime Withdrawal Percentages and Bonus Rates.•Withdrawal Benefit Basesubject to a maximum limit.•All withdrawals reduce the potential for step-ups.•A step-up may increase your charge (no future step-ups are allowed if you refuse consent to a charge increase).•Bonus feature not available after the earlier of the Income Start Date or the 10th Contract Anniversary.•Annuitizing the Contract may eliminate the benefit.
Name of Benefit [Text Block]	Income Control GLWB(formerly named the Flex Income Control GLWB v1)
Delaware Life Accelerator Prime Variable Annuity | IncomeControlGLWBMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Name of Benefit [Text Block]	GLWB and GMPB Combo:Income Control GLWB + Armor Flex 10 GMPB or Armor Flex 7 GMPB (no longer available for sale)
Purpose of Benefit [Text Block]	Offers the flexibility to postpone the selection of either downside market protection or guaranteed lifetime income to later Contract Years. You have the option to select Income Control GLWB with either Armor Flex 10 GMPB or Armor Flex 7 GMPB.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Brief Restrictions / Limitations [Text Block]	•Cannot be elected after the Contract is issued.•Owners and Annuitants must be at least age 55 and younger than age 81 to elect.•Investment restrictions limit available investment options.•Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.•GLWB benefit same as non-combination Income Control GLWB except for certain conditions (e.g., different termination conditions).Name ofBenefitPurposeIs BenefitStandardor OptionalMaximumFeeCurrentFeeBrief Description ofRestrictions / Limitations•GMPB benefit same as non-combination Armor Flex 7 or Armor Flex 10, except for certain conditions (e.g., no successive terms, different termination conditions).•You may not be able to terminate without surrendering or annuitizing the Contract.•Annuitizing the Contract may eliminate the benefit.•State variations may apply.
Name of Benefit [Text Block]	GLWB and GMPB Combo:Income Control GLWB + Armor Flex 10 GMPB or Armor Flex 7 GMPB (no longer available for sale)
Delaware Life Accelerator Prime Variable Annuity | IncomeControlGLWBMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.95%
Offered Ending [Date]	Apr. 03, 2022
Name of Benefit [Text Block]	Prior Version of Income Control GLWB (no longer available for sale)
Purpose of Benefit [Text Block]	A GLWB allows you to withdraw a guaranteed amount of money each year, and your guaranteed withdrawals may continue for life (on a single- or joint-life basis) regardless of investment performance, provided that you comply with certain requirements.This GLWB includes an annual step-up (based on annual Contract Values) and bonus feature that may increase the guaranteed benefit. This GLWB allows only a single ten-year bonus period.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.95%
Brief Restrictions / Limitations [Text Block]	•Cannot be elected after the Contract is issued.•Owners and Annuitants must be at least age 55 and younger than age 81 to elect.•Investment restrictions limit available investment options.•Early and excess withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.•Deferring withdrawals in early years may allow you to take larger guaranteed withdrawals in later years.•Purchase Payments subject to additional limits.•Withdrawal Benefit Basesubject to a maximum limit.•All withdrawals reduce the potential for step-ups.•A step-up may increase your charge (no future step-ups are allowed if you refuse consent to a charge increase).•Bonus feature not available after the earlier of the Income Name ofBenefitPurposeIs BenefitStandardor OptionalMaximumFeeCurrentFeeBrief Description ofRestrictions / LimitationsStart Date or the 10th Contract Anniversary.•Annuitizing the Contract may eliminate the benefit.
Name of Benefit [Text Block]	Prior Version of Income Control GLWB (no longer available for sale)
Delaware Life Accelerator Prime Variable Annuity | FlexIncomeBoostGLWBMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Name of Benefit [Text Block]	Flex Income Boost GLWB(formerly named the Flex Income Boost GLWBv1)
Purpose of Benefit [Text Block]	A GLWB allows you to withdraw a guaranteed amount of money each year, and your guaranteed withdrawals may continue for life (on a single- or joint-life basis) regardless
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Brief Restrictions / Limitations [Text Block]	•Attached to the Contract and elected on the Election Date.•May not elect to activate on the Election Date if another optional living benefit rider is in effect.Name ofBenefitPurposeIs BenefitStandardor OptionalMaximumFeeCurrentFeeBrief Description ofRestrictions / Limitationsof investment performance, provided that you comply with certain requirements.This GLWB includes an annual step-up and bonus feature that may increase the guaranteed benefit. Under the bonus feature, the initial Bonus Period may be extended during the Bonus Extension Period on each Step-Up Date, if any, during the Bonus Period.•Owners and Annuitants must be at least age 45 and younger than age 81 to elect.•Early and excess withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.•Deferring withdrawals in early years may allow you to take larger guaranteed withdrawals in later years.•Purchase Payments subject to additional limits.•See Rate Sheet Supplement for current Lifetime Withdrawal Percentages, Lifetime Withdrawal Adjustment Factors and Bonus Rates.•Your Lifetime Withdrawal Percentages will be adjusted up or down by the Lifetime Withdrawal Adjustment Factor, set on the Election Date.•All withdrawals reduce the potential for step-ups.•A step-up may increase your charge (no future step-ups are allowed if you refuse consent to a charge increase).•Bonus feature not available after the Income Start Date(step-up feature may be available until the Annuity Income Date).•Annuitizing the Contract may eliminate the benefit.
Name of Benefit [Text Block]	Flex Income Boost GLWB(formerly named the Flex Income Boost GLWBv1)
Delaware Life Accelerator Prime Variable Annuity | IncomeBoostGLWBMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Offered Ending [Date]	Apr. 03, 2022
Name of Benefit [Text Block]	Income Boost Guaranteed Lifetime Withdrawal Benefit (GLWB) (formerly named the Income Boost GLWB v1)
Purpose of Benefit [Text Block]	A GLWB allows you to withdraw a guaranteed amount of money each year, and your guaranteed withdrawals may continue for life (on a single- or joint-life basis) regardless of investment performance, provided that you comply with certain requirements.This GLWB includes an annual step-up and bonus feature that may increase the guaranteed benefit. Under the bonus feature, the initial Bonus Period may be extended during the Bonus Extension Period on each Step-Up Date, if any, during the Bonus Period.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Brief Restrictions / Limitations [Text Block]	•Cannot be elected after the Contract is issued.•Owners and Annuitants must be at least age 45 and younger than age 81 to elect.•Early and excess withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.•Deferring withdrawals in early years may allow you to take larger guaranteed withdrawals in later years.•Purchase Payments subject to additional limits.•See Rate Sheet Supplement for current Lifetime Withdrawal Percentages and Bonus Rates.•All withdrawals reduce the potential for step-ups.•A step-up may increase your charge (no future step-ups are allowed if you refuse consent to a charge increase).•Bonus feature not available after the Income Start Date(step-up feature may be available until the Annuity Income Date).•Annuitizing the Contract may eliminate the benefit.
Name of Benefit [Text Block]	Income Boost Guaranteed Lifetime Withdrawal Benefit (GLWB) (formerly named the Income Boost GLWB v1)
Delaware Life Accelerator Prime Variable Annuity | IncomeBoostGLWBMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Name of Benefit [Text Block]	GLWB and GMPB Combo:Income Boost GLWB + Armor Flex 10 GMPB or Armor Flex 7 GMPB (no longer available for sale)
Purpose of Benefit [Text Block]	Offers the flexibility to postpone the selection of either downside market protection or guaranteed lifetime income to later Contract Years. You have the option to select Income Boost GLWB with either Armor Flex 10 GMPB or Armor Flex 7 GMPB.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Brief Restrictions / Limitations [Text Block]	•Cannot be elected after the Contract is issued.•Owners and Annuitants must be at least age 45 and younger than age 81 to elect.•Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.•GLWB benefit same as non-combination Income Boost GLWB except for certain conditions (e.g., different termination conditions).•GMPB benefit same as non-combination Armor Flex 7 or Armor Flex 10, except for certain conditions (e.g., no successive terms, different termination conditions).•You may not be able to terminate without surrendering or annuitizing the Contract.•Annuitizing the Contract may eliminate the benefit.•State variations may apply.
Name of Benefit [Text Block]	GLWB and GMPB Combo:Income Boost GLWB + Armor Flex 10 GMPB or Armor Flex 7 GMPB (no longer available for sale)
Delaware Life Accelerator Prime Variable Annuity | IncomeBoostGLWBMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Offered Ending [Date]	Apr. 03, 2022
Name of Benefit [Text Block]	Prior Version of Income Boost GLWB(no longer available for sale)
Purpose of Benefit [Text Block]	A GLWB allows you to withdraw a guaranteed amount of money each year, and your guaranteed withdrawals may continue for life (on a single- or joint-life basis) regardless of investment performance, provided that you comply with certain requirements.This GLWB includes an annual step-up (based on
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Brief Restrictions / Limitations [Text Block]	•Cannot be elected after the Contract is issued.•Owners and Annuitants must be at least age 45 and younger than age 81 to elect.•Early and excess withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.Name ofBenefitPurposeIs BenefitStandardor OptionalMaximumFeeCurrentFeeBrief Description ofRestrictions / Limitationsquarter-end Contract Values) and bonus feature that may increase the guaranteed benefit. This GLWB permits multiple ten-year bonus periods.•Deferring withdrawals in early years may allow you to take larger guaranteed withdrawals in later years.•Purchase Payments subject to additional limits.•All withdrawals reduce the potential for step-ups.•A step-up may increase your charge (no future step-ups are allowed if you refuse consent to a charge increase).•Bonus feature not available after the Income Start Date(step-up feature may be available until the Annuity Income Date).•Annuitizing the Contract may eliminate the benefit.
Name of Benefit [Text Block]	Prior Version of Income Boost GLWB(no longer available for sale)
Delaware Life Accelerator Prime Variable Annuity | ArmorFlex10GMPBMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.35%
Offered Ending [Date]	Apr. 03, 2022
Name of Benefit [Text Block]	Armor Flex 7 / Armor Flex 10Guaranteed Market Protection Benefit (GMPB)
Purpose of Benefit [Text Block]	Provides downside market protection by increasing your Contract Value to offset some or all market losses that may have occurred by the end of a seven year term (Armor Flex 7) or ten year term (Armor Flex 10). The amount of downside protection is based on the benefit’s buffer feature.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.35%
Brief Restrictions / Limitations [Text Block]	•Cannot be elected after the Contract is issued.•Owners and Annuitants must be younger than age 81 to elect.•Investment restrictions limit available investment options.•Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.•See Rate Sheet Prospectus Supplement for current GMPB Buffer Factors.•You bear the risk for all market losses that exceed the buffer’s downside protection.•No guaranteed benefit until end of term.•If Contract Value is equal to or greater than GMPB Base at end of term, no benefit is provided.•Purchase Payments after GMPB Purchase PaymentWindow will not increase the benefit.•Currently only one successive term may be elected.•Electing a successive term may increase charge.•You may not be able to terminate without surrendering or annuitizing the Contract.•See Rate Sheet Prospectus Supplement for GMPB Cancellation Thresholds.
Name of Benefit [Text Block]	Armor Flex 7 / Armor Flex 10Guaranteed Market Protection Benefit (GMPB)
Delaware Life Accelerator Prime Variable Annuity | ArmorFlex10GMPBMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Name of Benefit [Text Block]	GLWB and GMPB Combo:Income Control GLWB + Armor Flex 10 GMPB or Armor Flex 7 GMPB (no longer available for sale)
Purpose of Benefit [Text Block]	Offers the flexibility to postpone the selection of either downside market protection or guaranteed lifetime income to later Contract Years. You have the option to select Income Control GLWB with either Armor Flex 10 GMPB or Armor Flex 7 GMPB.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Brief Restrictions / Limitations [Text Block]	•Cannot be elected after the Contract is issued.•Owners and Annuitants must be at least age 55 and younger than age 81 to elect.•Investment restrictions limit available investment options.•Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.•GLWB benefit same as non-combination Income Control GLWB except for certain conditions (e.g., different termination conditions).Name ofBenefitPurposeIs BenefitStandardor OptionalMaximumFeeCurrentFeeBrief Description ofRestrictions / Limitations•GMPB benefit same as non-combination Armor Flex 7 or Armor Flex 10, except for certain conditions (e.g., no successive terms, different termination conditions).•You may not be able to terminate without surrendering or annuitizing the Contract.•Annuitizing the Contract may eliminate the benefit.•State variations may apply.
Name of Benefit [Text Block]	GLWB and GMPB Combo:Income Control GLWB + Armor Flex 10 GMPB or Armor Flex 7 GMPB (no longer available for sale)
Delaware Life Accelerator Prime Variable Annuity | ArmorFlex10GMPBMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Name of Benefit [Text Block]	GLWB and GMPB Combo:Income Boost GLWB + Armor Flex 10 GMPB or Armor Flex 7 GMPB (no longer available for sale)
Purpose of Benefit [Text Block]	Offers the flexibility to postpone the selection of either downside market protection or guaranteed lifetime income to later Contract Years. You have the option to select Income Boost GLWB with either Armor Flex 10 GMPB or Armor Flex 7 GMPB.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Brief Restrictions / Limitations [Text Block]	•Cannot be elected after the Contract is issued.•Owners and Annuitants must be at least age 45 and younger than age 81 to elect.•Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.•GLWB benefit same as non-combination Income Boost GLWB except for certain conditions (e.g., different termination conditions).•GMPB benefit same as non-combination Armor Flex 7 or Armor Flex 10, except for certain conditions (e.g., no successive terms, different termination conditions).•You may not be able to terminate without surrendering or annuitizing the Contract.•Annuitizing the Contract may eliminate the benefit.•State variations may apply.
Name of Benefit [Text Block]	GLWB and GMPB Combo:Income Boost GLWB + Armor Flex 10 GMPB or Armor Flex 7 GMPB (no longer available for sale)
Delaware Life Accelerator Prime Variable Annuity | ArmorFlex7GMPBMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.35%
Offered Ending [Date]	Apr. 03, 2022
Name of Benefit [Text Block]	Armor Flex 7 / Armor Flex 10Guaranteed Market Protection Benefit (GMPB)
Purpose of Benefit [Text Block]	Provides downside market protection by increasing your Contract Value to offset some or all market losses that may have occurred by the end of a seven year term (Armor Flex 7) or ten year term (Armor Flex 10). The amount of downside protection is based on the benefit’s buffer feature.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.35%
Brief Restrictions / Limitations [Text Block]	•Cannot be elected after the Contract is issued.•Owners and Annuitants must be younger than age 81 to elect.•Investment restrictions limit available investment options.•Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.•See Rate Sheet Prospectus Supplement for current GMPB Buffer Factors.•You bear the risk for all market losses that exceed the buffer’s downside protection.•No guaranteed benefit until end of term.•If Contract Value is equal to or greater than GMPB Base at end of term, no benefit is provided.•Purchase Payments after GMPB Purchase PaymentWindow will not increase the benefit.•Currently only one successive term may be elected.•Electing a successive term may increase charge.•You may not be able to terminate without surrendering or annuitizing the Contract.•See Rate Sheet Prospectus Supplement for GMPB Cancellation Thresholds.
Name of Benefit [Text Block]	Armor Flex 7 / Armor Flex 10Guaranteed Market Protection Benefit (GMPB)
Delaware Life Accelerator Prime Variable Annuity | ArmorFlex7GMPBMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Name of Benefit [Text Block]	GLWB and GMPB Combo:Income Control GLWB + Armor Flex 10 GMPB or Armor Flex 7 GMPB (no longer available for sale)
Purpose of Benefit [Text Block]	Offers the flexibility to postpone the selection of either downside market protection or guaranteed lifetime income to later Contract Years. You have the option to select Income Control GLWB with either Armor Flex 10 GMPB or Armor Flex 7 GMPB.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Brief Restrictions / Limitations [Text Block]	•Cannot be elected after the Contract is issued.•Owners and Annuitants must be at least age 55 and younger than age 81 to elect.•Investment restrictions limit available investment options.•Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.•GLWB benefit same as non-combination Income Control GLWB except for certain conditions (e.g., different termination conditions).Name ofBenefitPurposeIs BenefitStandardor OptionalMaximumFeeCurrentFeeBrief Description ofRestrictions / Limitations•GMPB benefit same as non-combination Armor Flex 7 or Armor Flex 10, except for certain conditions (e.g., no successive terms, different termination conditions).•You may not be able to terminate without surrendering or annuitizing the Contract.•Annuitizing the Contract may eliminate the benefit.•State variations may apply.
Name of Benefit [Text Block]	GLWB and GMPB Combo:Income Control GLWB + Armor Flex 10 GMPB or Armor Flex 7 GMPB (no longer available for sale)
Delaware Life Accelerator Prime Variable Annuity | ArmorFlex7GMPBMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Name of Benefit [Text Block]	GLWB and GMPB Combo:Income Boost GLWB + Armor Flex 10 GMPB or Armor Flex 7 GMPB (no longer available for sale)
Purpose of Benefit [Text Block]	Offers the flexibility to postpone the selection of either downside market protection or guaranteed lifetime income to later Contract Years. You have the option to select Income Boost GLWB with either Armor Flex 10 GMPB or Armor Flex 7 GMPB.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Brief Restrictions / Limitations [Text Block]	•Cannot be elected after the Contract is issued.•Owners and Annuitants must be at least age 45 and younger than age 81 to elect.•Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.•GLWB benefit same as non-combination Income Boost GLWB except for certain conditions (e.g., different termination conditions).•GMPB benefit same as non-combination Armor Flex 7 or Armor Flex 10, except for certain conditions (e.g., no successive terms, different termination conditions).•You may not be able to terminate without surrendering or annuitizing the Contract.•Annuitizing the Contract may eliminate the benefit.•State variations may apply.
Name of Benefit [Text Block]	GLWB and GMPB Combo:Income Boost GLWB + Armor Flex 10 GMPB or Armor Flex 7 GMPB (no longer available for sale)
Delaware Life Accelerator Prime Variable Annuity | Armor10GMABMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.60%
Name of Benefit [Text Block]	Armor Seven / Armor Ten Guaranteed Minimum Accumulation Benefit (GMAB)
Purpose of Benefit [Text Block]	Provides investment protection by guaranteeing a minimum accumulation benefit at the end of one or more seven year terms (Armor Seven) or ten year terms (Armor Ten).
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.60%
Brief Restrictions / Limitations [Text Block]	•Cannot be elected after the Contract is issued.•Owners and Annuitants must be younger than age 81 to elect.•Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.•See Rate Sheet Prospectus Supplement for current GMAB Factors.•No guaranteed benefit until end of term.•If Contract Value is equal to or greater than GMAB Base at end of term, no benefit is provided.•Purchase Payments after 90 days will increase benefit less than Purchase Payments within first 90 days.•Electing a successive term may increase your charge.•Cannot be terminated by you without surrendering or annuitizing the Contract.
Name of Benefit [Text Block]	Armor Seven / Armor Ten Guaranteed Minimum Accumulation Benefit (GMAB)
Delaware Life Accelerator Prime Variable Annuity | Armor7GMABMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.60%
Name of Benefit [Text Block]	Armor Seven / Armor Ten Guaranteed Minimum Accumulation Benefit (GMAB)
Purpose of Benefit [Text Block]	Provides investment protection by guaranteeing a minimum accumulation benefit at the end of one or more seven year terms (Armor Seven) or ten year terms (Armor Ten).
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.60%
Brief Restrictions / Limitations [Text Block]	•Cannot be elected after the Contract is issued.•Owners and Annuitants must be younger than age 81 to elect.•Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.•See Rate Sheet Prospectus Supplement for current GMAB Factors.•No guaranteed benefit until end of term.•If Contract Value is equal to or greater than GMAB Base at end of term, no benefit is provided.•Purchase Payments after 90 days will increase benefit less than Purchase Payments within first 90 days.•Electing a successive term may increase your charge.•Cannot be terminated by you without surrendering or annuitizing the Contract.
Name of Benefit [Text Block]	Armor Seven / Armor Ten Guaranteed Minimum Accumulation Benefit (GMAB)
Delaware Life Accelerator Prime Variable Annuity | HighestAnniversaryValueHAVDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
Name of Benefit [Text Block]	Highest Anniversary Value (HAV) Death Benefit
Purpose of Benefit [Text Block]	Pays a death benefit equal to the higher of the Contract Value and the HAV Value.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
Brief Restrictions / Limitations [Text Block]	•Cannot be elected after the Contract is issued.•Owners and Annuitants must be younger than age 76 to elect.•Not available in California.•Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn.•Transfers from the Subaccounts to the Fixed Account may significantly reduce the benefit, including by an amount greater than the value transferred.•Fixed Accumulation Value not included in HAV Value.•Annuitizing the Contract terminates the benefit.
Name of Benefit [Text Block]	Highest Anniversary Value (HAV) Death Benefit
Operation of Benefit [Text Block]	HAV Death Benefit Under the HAV Death Benefit, the death benefit on the Death Benefit Date will be the higher of: (a)the Contract Value, and(b)the HAV Value, which is the higher of:(i)The initial and any subsequent Purchase Payments allocated to the Subaccounts:•increased by the amount transferred from the Fixed Account to the Subaccounts;•adjusted proportionately for any partial withdrawal taken from the Subaccounts as described below;•adjusted proportionately for any amount transferred to the Fixed Account, as described below; and(ii)the highest HAV Base on any Contract Anniversary before the Covered Person reaches the Maximum HAV Age•increased by the any Purchase Payment allocated to the Subaccounts after that Contract Anniversary;•increased by the amount transferred from the Fixed Account to the Subaccounts after that Contract Anniversary;•adjusted proportionately for any partial withdrawal after that Contract Anniversary, as described below;•adjusted proportionately for any amount transferred to the Fixed Account after that Contract Anniversary.Any increase in the HAV Value is subject to the Maximum HAV Value, which is the HAV Value, on any day other than the Contract Anniversary, as of the most recent Contract Anniversary, increased by any Purchase Payments made subsequent to such Contract Anniversary and decreased by any partial withdrawals made after such Contract Anniversary, including any Withdrawal Charges. Any transfer from the Subaccounts to the Fixed Account and any partial withdrawal of Contract Value will reduce the HAV Value in the same proportion as the HAV Base is reduced by the transfer to the Fixed Account and the partial withdrawal of Contract Value. The reduction in HAV Value may be more than the amount transferred to the Fixed Account and the amount of the partial withdrawal of Contract Value. The HAV Covered Person is the oldest Owner, or the oldest Annuitant if the Owner is not a natural person, on the Issue Date, unless the surviving spouse continues the Contract as the new HAV Covered Person. If the HAV Value is higher than the Contract Value as of the Death Benefit Date, the Company will allocate an additional amount equal to the difference between the Contract Value and the HAV Value to the Subaccounts based on their respective values as of the Death Benefit Date except in the case of spousal continuation. If any Purchase Payments are made after the highest Contract Value has been determined but before the Owner’s death, then the total Purchase Payments used to calculate the HAV Value will be increased by the amount of each Purchase Payment on the date it is received.
Calculation Method of Benefit [Text Block]	HAV Death Benefit Example (With No Withdrawals): Assume: •You elected the HAV Death Benefit.•An initial Purchase Payment of $60,000 allocated to the Subaccounts.•The HAV Covered Person, the oldest Owner, is age 65 on the Open Date.•An additional Purchase Payment of $40,000, allocated to the Subaccounts, is made on the first Contract Anniversary.•No withdrawals are taken during Contract Years 1-8.•The Owner dies in Contract Year 9.•The Contract Value on the Death Benefit Date is $135,000.•The adjusted Purchase Payment value on the Death Benefit Date is $100,000.•The highest Contract Value is $145,000 as determined on the eighth Contract Anniversary. The additional Purchase Payment of $40,000 is made on any Contract Anniversary before the highest Contract Value is determined.•There is no additional Purchase Payment after the highest anniversary Contract Value is determined. So, there will be no adjustment to the total Purchase Payments for any subsequent Purchase Payment.The Death Benefit Amount will be the greatest of:
Contract Value on the Death Benefit Date	=	$135,000
Total Purchase Payments, adjusted for partial withdrawals	=	$100,000
Highest Contract Value on any Contract Anniversary	=	$145,000
The HAV Death Benefit Payable to the Beneficiary (ies)	=	$145,000
HAV Fee The HAV Fee is deducted from the Contract Value on the last Valuation Period of each Contract Quarter. The HAV Fee is calculated by dividing the annual HAV Fee Rate by four and then multiplying by the HAV Value. The HAV Fee is deducted pro-rata from each Subaccount to which the Contract Value is allocated on the last day of each Contract Quarter. After the HAV Death Benefit is terminated, the HAV Fee is also terminated.
Delaware Life Accelerator Prime Variable Annuity | ReturnOfPremiumROPDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.10%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.10%
Name of Benefit [Text Block]	Return of Premium (ROP) Death Benefit
Purpose of Benefit [Text Block]	Pays a death benefit equal to the higher of the Contract Value and the ROP Value
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.10%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.10%
Brief Restrictions / Limitations [Text Block]	•Cannot be elected after the Contract is issued.•Owners and Annuitants must be younger than age 81 to elect.•Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn.Name ofBenefitPurposeIs BenefitStandardor OptionalMaximumFeeCurrentFeeBrief Description ofRestrictions / Limitations•Transfers from the Subaccounts to the Fixed Account may significantly reduce the benefit, including by an amount greater than the value transferred.•Fixed Accumulation Value not included in ROP Value.•Annuitizing the Contract terminates the benefit.
Name of Benefit [Text Block]	Return of Premium (ROP) Death Benefit
Operation of Benefit [Text Block]	ROP Death Benefit Under the ROP Death Benefit, the death benefit on the Death Benefit Date will be the higher of: (a)The Contract Value; and(b)The ROP Value, which is equal to:•the ROP Value last determined;•increased by any Purchase Payment allocated to the Subaccounts;•increased by the amount transferred from the Fixed Account to the Subaccounts;•adjusted proportionately for any partial withdrawal taken from the Subaccounts, as described below; and•adjusted proportionately for any amount transferred to a Guarantee Period on that day, as described below.The ROP Value can never exceed the Maximum ROP Value, which is the sum of all Purchase Payments, less any partial withdrawals including any Withdrawal Charges. Any transfer from the Subaccounts to the Fixed Account and any partial withdrawal of Contract Value will reduce the ROP Value in the same proportion as the ROP Base is reduced by the transfer to the Fixed Account and the partial withdrawal of Contract Value. The reduction in ROP Value may be more than the amount transferred to the Fixed Account and the amount of partial withdrawal of the Contract Value. If the ROP Value is higher than the Contract Value as of the Death Benefit Date, the Company will allocate an additional amount equal to the difference between the Contract Value and the ROP Value to the Subaccounts based on their respective values as of the Death Benefit Date except in the case of spousal continuation.
Calculation Method of Benefit [Text Block]	ROP Death Benefit Example (With No Withdrawals): Assume: •You elected the ROP Death Benefit.•An initial Purchase Payment of $60,000 allocated to the Subaccounts.•The ROP Covered Person, the oldest Owner, is age 65 on the Open Date.•An additional Purchase Payment of $40,000 allocated to the Subaccounts is made on the first Contract Anniversary.•No withdrawals are taken during Contract Years 1-8.•The Owner dies in Contract Year 9.•The Contract Value on the Death Benefit Date is $70,000.•The ROP Value is the adjusted Purchase Payments of $100,000.The Death Benefit Amount will be the greatest of:
Contract Value	=	$70,000
Total Purchase Payments, adjusted for partial withdrawals	=	$100,000
The ROP Death Benefit Payable to the Beneficiary(ies)	=	$100,000
ROP Fee The ROP Fee is deducted from the Contract Value on the last Valuation Period of each Contract Quarter. The ROP Fee is calculated by dividing the annual ROP Fee Rate by four and then multiplying by the ROP Value. The ROP Fee is deducted pro-rata from each Subaccount to which the Contract Value is allocated on the last day of each Contract Quarter.
Delaware Life Accelerator Prime Variable Annuity | DollarCostAveragingProgramMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging Program
Purpose of Benefit [Text Block]	Allows you to allocate a Purchase Payment to the Fixed Account and automatically transfer a fractional amount of your Purchase Payment, plus accrued interest, from the Fixed Account to the Subaccounts each month during a designated period.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Available only during the Accumulation Phase.•Only 6-month and 12-month periods available.•$500 minimum allocation for a 6-month period.•$1,000 minimum allocation for a 12-month period.•Only monthly transfers available.•Program transfers do not count against transfer limitations under the Contract.
Name of Benefit [Text Block]	Dollar Cost Averaging Program
Delaware Life Accelerator Prime Variable Annuity | PortfolioRebalancingProgramMember
Prospectus:
Name of Benefit [Text Block]	Portfolio Rebalancing Program
Purpose of Benefit [Text Block]	Allows you to automatically transfer Contract Valueamong the Subaccounts to maintain the percentage allocations you selected for the Subaccounts.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Available only during the Accumulation Phase.•Only quarterly rebalancing available.•Program transfers do not count against transfer limitations under the Contract.
Name of Benefit [Text Block]	Portfolio Rebalancing Program
Delaware Life Accelerator Prime Variable Annuity | SystematicWithdrawalProgramMember
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawal Program
Purpose of Benefit [Text Block]	Allows you to take automatic withdrawals from your Contract Value at a designated frequency.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Available only during the Accumulation Phase.•Systematic withdrawals may repeatedly expose you to the risks associated with partial withdrawals.•Withdrawals may be subject to Withdrawal Charges and taxes, including tax penalties.•Withdrawals reduce Contract Value (and the standard death benefit, if applicable).•Withdrawals may significantly reduce an optional living or death benefit, including by an amount greater than the value withdrawn.•We reserve the right to impose a minimum Contract Value of $10,000 for enrollment.
Name of Benefit [Text Block]	Systematic Withdrawal Program
Delaware Life Accelerator Prime Variable Annuity | NursingHomeWithdrawalChargeWaiverMember
Prospectus:
Name of Benefit [Text Block]	Nursing Home Withdrawal Charge
Purpose of Benefit [Text Block]	Allows you to withdraw Contract Value without a Withdrawal Charge if you are confined to a nursing
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Not available in all states.•Not available until the first Contract Anniversary.Name ofBenefitPurposeIs BenefitStandardor OptionalMaximumFeeCurrentFeeBrief Description ofRestrictions / LimitationsWaiverhome.•Must be confined to an eligible nursing home.•Must be confined for 90 continuous days.•Requires proof of eligibility.•State variations may apply.
Name of Benefit [Text Block]	Nursing Home Withdrawal Charge
Delaware Life Accelerator Prime Variable Annuity | TerminalIllnessRiderMember
Prospectus:
Name of Benefit [Text Block]	Terminal Illness Rider
Purpose of Benefit [Text Block]	Allows you to withdraw Contract Value without a Withdrawal Charge if you develop a terminal illness.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Not available in all states.•Not available until the first Contract Anniversary.•Must have a diagnosed terminal illness.•Requires proof of eligibility.•State variations may apply.
Name of Benefit [Text Block]	Terminal Illness Rider
Delaware Life Accelerator Prime Variable Annuity | FlexIncomeControlGLWBMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Name of Benefit [Text Block]	Flex Income Control GLWB(formerly named the Flex Income Control GLWB v1)
Purpose of Benefit [Text Block]	A GLWB allows you to withdraw a guaranteed amount of money each year, and your guaranteed withdrawals may continue for life (on a single- or joint-life basis) regardless of investment performance, provided that you comply with certain requirements.This GLWB includes an annual step-up and bonus feature that may increase the guaranteed benefit. This GLWB allows only a single bonus period.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Brief Restrictions / Limitations [Text Block]	•Attached to the Contract and elected on the Election Date.•May not elect to activate on the Election Date if another optional living benefit rider is in effect.•Owners and Annuitants must be at least age 55 and younger than age 81 to elect.•Investment restrictions limit available investment options.•Early and excess withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.•Deferring withdrawals in early years may allow you to take larger guaranteed withdrawals in later years.•Purchase Payments subject to additional limits.Name ofBenefitPurposeIs BenefitStandardor OptionalMaximumFeeCurrentFeeBrief Description ofRestrictions / Limitations•See Rate Sheet Supplement for current Lifetime Withdrawal Percentages, Lifetime Withdrawal Adjustment Factors and Bonus Rates.•Your Lifetime Withdrawal Percentages will be adjusted up or down by the Lifetime Withdrawal Adjustment Factor, set on the Election Date.•All withdrawals reduce the potential for step-ups.•A step-up may increase your charge (no future step-ups are allowed if you refuse consent to a charge increase).•Bonus feature not available after the earlier of the Income Start Date or the 10th Contract Anniversary.•Annuitizing the Contract may eliminate the benefit.
Name of Benefit [Text Block]	Flex Income Control GLWB(formerly named the Flex Income Control GLWB v1)
Delaware Life Accelerator Prime Variable Annuity | GuaranteedLifetimeWithdrawalBenefitMember
Prospectus:
Operation of Benefit [Text Block]	GLWB BENEFITS Our GLWB benefits allow you to withdraw a guaranteed amount of money each year, referred to as your Annual Withdrawal Amount or AWA, beginning on your Income Start Date. After the Income Start Date, the AWA payments continue until the death of the GLWB Covered Person if single-life coverage is elected, or until the death of both the GLWB Covered Person and GLWB Joint Covered Person if joint-life coverage is elected. (See “Spousal Considerations - GLWB.”) Your right to take withdrawals under a GLWB continues regardless of the investment performance of the Subaccounts, provided that you comply with certain requirements. After your Income Start Date, the amount you can withdraw in any one Contract Year is a percentage range of your Withdrawal Benefit Base, depending on what GLWB benefit you elect, whether single-life or joint-life coverage was elected and, on your age, or the younger spouse’s age in case of joint-life coverage, on the Income Start Date and a Step-Up, if any, after the Income Start Date. See Rate Sheet Supplement for the current Lifetime Withdrawal Percentages and Lifetime Withdrawal Adjustment Factors. To begin your guaranteed income payments, we must receive your election to set your Income Start Date. The Income Start Date cannot be later than the last Valuation Period before the Maximum Annuity Income Date. For the Flex Income Boost GLWB and Flex Income Control GLWB only, the Income Start Date cannot be earlier than the first Contract Anniversary following the Election Date. A GLWB may not be appropriate for all investors. Before purchasing a GLWB, you should carefully consider the following:
A GLWB may be appropriate for you if you are an investor that:
•wants an opportunity for annual income to increase as you grow older.
•wants a guaranteed stream of income for life without annuitizing, beginning on or after your Income Start Date.
•wants the option of spousal joint-life coverage.
•can defer withdrawals during your early Contract Years to increase your benefit in later years.
A GLWB may be inappropriate for you if you are an investor that:
•anticipates the need for Excess Withdrawals or Early Withdrawals.
•For the Income Control GLWB and Flex Income Control GLWB, wants to allocate to Subaccounts other than Designated Investment Options.
•wants to make total Purchase Payments in excess of $3 million.
•wants to allocate to the Fixed Account.
If you cannot determine if the GLWB is appropriate for you when you purchase the Contract, then you can also delay your election of a GLWB until a later date. The Flex Income Boost GLWB and Flex Income Control GLWB are attached to your Contract on the Issue Date. You may then decide to activate one of these GLWB riders. The date the Flex Income Boost GLWB or Flex Income Control GLWB benefits are activated is the Election Date. If activated, the benefit terms and provisions of the Flex Income Boost GLWB and Flex Income Control GLWB will apply beginning on the Election Date. If not activated, none of the benefit terms and provisions of these GLWB riders will apply. The value of the Withdrawal Benefit Base, Step-Up Benefit Base, Bonus Base and Bonus Withdrawal Base are NOT available for withdrawal, surrender, as a death benefit, or for application to any Annuity Option. The value of these bases impact the dollar amount of your AWA only. If you elect the Income Control GLWB or Flex Income Control GLWB, we limit your investments to the Designated Investment Options because limiting downside exposure during market downturns helps us to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments when your Contract Value is reduced to zero. If you elect the Income Boost GLWB, Income Control GLWB, Flex Income Boost GLWB, or Flex Income Control GLWB, you may not voluntarily terminate your GLWB within the Termination Lockout Period, which is currently 5 years. You will be “locked-in” to pay the GLWB Fee for this period. You may elect a GLWB at the Issue Date or Election Date, provided that: •(1) all Owners and Annuitants are younger than age 80 on the Issue Date; (2) all Owners and Annuitants are age 45 or older on the Issue Date to elect the Income Boost GLWB; (3) all Owners and Annuitants are age 55 or older on the Issue Date to elect the Income Control GLWB; (4) all Owners and Annuitants are age 45 or older on the Election Date to exercise the Flex Income Boost GLWB; and (5) all Owners and Annuitants are age 55 or older on the Election Date to exercise the Flex Income Control GLWB.•you limit the allocation of your Purchase Payments and Contract Value to the Subaccounts (and for Income Control GLWB, and Flex Income Control GLWB to the Designated Investment Options);•if another living benefit rider is not in effect;•For the Flex Income Boost GLWB or Flex Income Control GLWB, if the Election Date is after the Election Lockout Period, which is currently a one year period; and on the Election Date, the Contract Value is not more than $3 million; and•You may not make Purchase Payments that cause your total Purchase Payments to exceed $3 million without our prior approval. Any Purchase Payment you submit which would increase your total Purchase Payments in excess of $3 million without our prior approval will be deemed “not in Good Order” and returned to you.If you elect the Income Control GLWB or Flex Income Control GLWB (after the Election Date only), your Contract Value must be invested in the Designated Investment Options at all times while these living benefits are in effect. (See “Termination of the GLWB”) The only Subaccounts that currently qualify as Designated Investment Options are listed in APPENDIX B: LIST OF DESIGNATED INVESTMENT OPTIONS AND OTHER INVESTMENT RESTRICTIONS. Under a GLWB, you have the option of choosing between single-life coverage and joint-life coverage. These options are described in greater detail under “GLWB Covered Person and Joint GLWB Covered Person.” On the Annuity Income Date, you may elect the AWA Settlement Option subject to the conditions described in greater detail under “Annuitization Under a GLWB.” Your Withdrawal Benefit Base The Withdrawal Benefit Base is an amount used to calculate the AWA and the GLWB Fee. Your Withdrawal Benefit Base is determined according to the provisions of the GLWB rider that you select. For the Income Boost GLWB •On the Issue Date, your Withdrawal Benefit Base is equal to the initial Purchase Payment•After the Issue Date, the Withdrawal Benefit Base is:•increased by any additional Purchase Payments accepted by the Company;•increased by any Step-Ups or Bonus Amounts, as described under the “Step-Up Feature” and “Bonus Feature;”•decreased proportionally by any Early Withdrawals you take as described under “Withdrawals under a GLWB;” and•decreased proportionally by any Excess Withdrawals you take as described under “Withdrawals under a GLWB.”After the Income Start Date, if the Contract Value is reduced to zero for any reason other than an Excess Withdrawal, all rights and benefits under the Contract will terminate except for the right to receive future payments as described under the AWA Settlement Option. See“AWA Settlement Option.” For Income Control GLWB •On the Issue Date, your Withdrawal Benefit Base is equal to the initial Purchase Payment.•After the Issue Date, the Withdrawal Benefit Base is equal to the greater of:•the Bonus Withdrawal Base, as described under the “Bonus Feature,” and•the Step-Up Withdrawal Base; as described under the “Step-Up Feature.”After the Income Start Date, if the Contract Value is reduced to zero for any reason other than an Excess Withdrawal, all rights and benefits under the Contract will terminate except for the right to receive future payments as described under the AWA Settlement Option. See the “AWA Settlement Option.” For Flex Income Boost GLWB •On the Election Date, the Withdrawal Benefit Base is equal to the Contract Value.•After the Election Date, the Withdrawal Benefit Base is:•increased by any additional Purchase Payments accepted by the Company;•increased by any Step-Ups or Bonus Amounts, as described under the “Step-Up Feature” and “Bonus Feature;”•decreased proportionally by any Early Withdrawals you take as described under “Withdrawals under a GLWB;” and•decreased proportionally by any Excess Withdrawals you take as described under “Withdrawals under a GLWB.”After the Income Start Date, if the Contract Value is reduced to zero for any reason other than an Excess Withdrawal, all rights and benefits under the Contract will terminate except for the right to receive future payments as described under the AWA Settlement Option. See the “AWA Settlement Option.” For Flex Income Control GLWB •On the Election Date, the Withdrawal Benefit Base is equal to the Contract Value.•After the Election Date, the Withdrawal Benefit Base is equal to the greater of:•the Bonus Withdrawal Base, as described under the “Bonus Feature,” and•the Step-Up Withdrawal Base; as described under the “Step-Up Feature.”After the Income Start Date, if the Contract Value is reduced to zero for any reason other than an Excess Withdrawal, all rights and benefits under the Contract will terminate except for the right to receive future payments as described under the AWA Settlement Option. See the “AWA Settlement Option.” Determining Your AWA For Income Boost GLWB and Income Control GLWB, your AWA is equal to your Withdrawal Benefit Base multiplied by your Lifetime Withdrawal Percentage. For the Flex Income Boost GLWB and Flex Income Control GLWB, the AWA is equal to the Withdrawal Benefit Base multiplied by the Adjusted Lifetime Withdrawal Percentage. The Adjusted Lifetime Withdrawal Percentage is calculated as the applicable Lifetime Withdrawal Percentage plus the Lifetime Withdrawal Adjustment Factor (LWAF). The applicable Lifetime Withdrawal Percentage is based on the Covered Person’s age on the Income Start Date and on any subsequent Step-Up Date. If a Step-Up is applied, then the Adjusted Lifetime Withdrawal Percentage may be recalculated based on the Covered Person’s age on the Step-Up Date. The LWAF is the factor set on the Election Date used in the calculation of the Adjusted Lifetime Withdrawal Percentages. The LWAF determined on the Election Date is based on the difference between the Adjustment Election Rate and Adjustment Base Rate, i.e. B-A Where: A= The Adjustment Base RateB= The Adjustment Election Rate.The Adjustment Base Rate is the average of the publicly available 10 year Treasury Rate and 30 Year Treasury Rate on the last Business Day of the month prior to the Issue Date. The Adjustment Election Date is the average of the publicly available 10 year Treasury Rate and 30 Year Treasury Rate on the last Business Day of the month prior to the Election Date. Your AWA is first determined on your Income Start Date and then on each subsequent Contract Anniversary prior to the Annuity Income Date. The Lifetime Withdrawal Percentage is based on the age of the youngest GLWB Covered Person on the Income Start Date and on the date of any subsequent Step-Up. See Rate Sheet Supplement for the current Lifetime Withdrawal Percentages and LWAFs, depending on the GLWB you elect. An increase in the Lifetime Withdrawal Percentage due to Step-Up may increase your AWA. If your Withdrawal Benefit Base changes after your AWA is determined, your AWA will also change. The new AWA will be effective on the next Contract Anniversary and, at that time, will reflect any increases, based on additional Purchase Payments and Step-Ups during the prior Contract Year and any decreases caused by an Excess Withdrawal (described below) that were taken during the prior Contract Year. The new AWA will be in effect for all subsequent Contract Years, unless and until there is a further change in your Withdrawal Benefit Base. How a GLWB Works Beginning on your Income Start Date, you can take withdrawals each Contract Year up to the greater of the AWA and the Protected RMD without reducing the Withdrawal Benefit Base. If, however, your Income Start Date is during the first Contract Year, the portion of any RMD Amount withdrawn prior to the first Contract Anniversary that exceeds your AWA, is an Excess Withdrawal. If you elect the Flex Income Boost GLWB or the Flex Income Control GLWB, you cannot select an Income Start Date prior to the Contract Anniversary following the Election Date. See “Protected RMD Amount” and “Effect of a Protected RMD Amount Withdrawal” Even if your Contract Value is reduced to zero (other than as a result of an Early Withdrawal or an Excess Withdrawal), if your Withdrawal Benefit Base is greater than zero, you will receive your AWA every year for the rest of your life. If you elect an Income Start Date and you take RMD Amount withdrawals greater than the AWA before the first Contract Anniversary, the Withdrawal Benefit Base will be reduced based on the amount that the cumulative withdrawals exceed the AWA. Thereafter, you can take withdrawals each Contract Year totaling up to the greater of your AWA and the Protected RMD Amount without reducing the Withdrawal Benefit Base. Withdrawals of AWAs and the Protected RMD Amount in any Contract Year will decrease your Contract Value and death benefits under the Contract. AWAs will be withdrawn from your Contract Value first until your Contract Value is reduced to zero. Thereafter, the Company will pay the AWAs to you from its own assets. Early Withdrawals and Excess Withdrawals may significantly decrease, and even terminate, your benefits under a GLWB, including reducing your Contract Value to zero and thereby terminating your Contract and a GLWB without value. (See “Withdrawals Under the GLWB.”) If you defer taking withdrawals during your early Contract Years, you may potentially take larger withdrawals in later Contract Years. Your AWA is not cumulative: any unused portion of your AWA in any Contract Year expires and cannot be applied to a future Contract Year. Lifetime payments by us will be made when your Contract Value is depleted. If you take Early Withdrawals or Excess Withdrawals and/or do not satisfy other conditions of the GLWB, the guaranteed benefits of the GLWB will be reduced or eliminated. You may not allocate any Purchase Payment to the Fixed Account, other than participation in the DCA program, or transfer Contract Value to a Guarantee Period. If you elect Income Control GLWB or activate Flex Income Control GLWB, any transfer of Contract Value or allocation of Purchase Payments other than among Designated Investment Options during the Termination Lockout Period is not permitted. After the Termination Lockout Period, if you allocate any Purchase Payment or Contract Value to any Subaccount that is not a Designated Investment Option, your rider will terminate automatically. (See “Termination of the GLWB.”) Step-Up Feature and Bonus Feature The GLWBs provide a Step-Up Feature and a Bonus Feature that may increase the Withdrawal Benefit Base as described below. After the Income Start Date, we will continue to determine eligibility for a Step-Up on each Contract Anniversary prior to the Annuity Income Date. The Bonus Feature is not available after the Income Start Date. Any increase in the Withdrawal Benefit Base is subject to the maximum Withdrawal Benefit Base of $5 million. For purposes of determining this limit, the Company reserves the right to aggregate the Withdrawal Benefit Base with the withdrawal benefit bases of all other variable annuity contracts owned by you that have been issued by us or our affiliates. Income Boost GLWB On each Contract Anniversary and on the Income Start Date, the new Withdrawal Benefit Base is the greater of: (1) the current Contract Value as described under the “Step-Up Feature;” and (2) the current Withdrawal Benefit Base plus any Bonus Amount available under the Bonus Feature, as described under the “Bonus Feature.” Flex Income Boost GLWB On each Contract Anniversary following the Election Date and on the Income Start Date, the new Withdrawal Benefit Base is the greater of: (1) the current Contract Value, as described under the “Step-Up Feature”; and (2) the current Withdrawal Benefit Base plus any Bonus Amount, as described under the “Bonus Feature.” Income Control GLWB On each Contract Anniversary and on the Income Start Date, the new Withdrawal Benefit Base is the greater of: a)the Bonus Withdrawal Base, as described under the “Bonus Feature,” andb)the Step-Up Withdrawal Base; as described under the “Step-Up Feature.”Flex Income Control GLWB On each Contract Anniversary following the Election Date and on the Income Start Date, the new Withdrawal Benefit Base is the greater of: a)the Bonus Withdrawal Base, as described under the “Bonus Feature,” andb)the Step-Up Withdrawal Base; as described under the “Step-Up Feature.”Step-Up Feature A Step-Up may increase the Withdrawal Benefit Base. A Step-Up is calculated on each Contract Anniversary prior to the Annuity Income Date and on the Income Start Date. Income Boost GLWB Unless the Owner has declined a GLWB Fee Rate increase, on each Contract Anniversary prior to the Annuity Income Date and on the Income Start Date, a Step-Up will be applied if the Contract Value is higher than the sum of the current Withdrawal Benefit Base and the Bonus Amount, if any. If the Step-Up is applied, the Withdrawal Benefit Base will be increased to equal the Contract Value. If a Step-Up is applied during the Bonus Extension Period, then a new Bonus Period of ten years will start on the Step-Up Date, with a Bonus Base equal to the new Withdrawal Benefit Base. Flex Income Boost GLWB On each Contract Anniversary after the Election Date and prior to the Annuity Income Date and on the Income Start Date, a Step-Up will be applied if the Contract Value is higher than the sum of the current Withdrawal Benefit Base and the Bonus Amount, if any. If the Step-Up is applied, the Withdrawal Benefit Base will be increased to the Contract Value. If a Step-Up is applied during the Bonus Extension Period, then a new Bonus Period will start on the Step-Up Date, with a Bonus Base equal to the new Withdrawal Benefit Base. Income Control GLWB On each day after the Issue Date, the Step-Up Withdrawal Base will equal: •The Step-Up Withdrawal Base last determined;•Increased by the amount of any Purchase Payments applied on that day;•Decreased proportionately for any Early Withdrawals or Excess Withdrawals processed on that day; and•Increased by the amount of any Step-Up that occurs on that day.In addition, on the last day of the Bonus Period, if the Bonus Withdrawal Base is greater than the Step-Up Withdrawal Base, the Step-Up Withdrawal Base will be increased to equal the Bonus Withdrawal Base. Unless the Owner has declined a GLWB Fee Rate increase, which will result in no future Step-Ups, on each Contract Anniversary prior to the Annuity Income Date and on the Income Start Date, we will determine if a Step-Up is applicable by comparing the Step-Up Withdrawal Base to the Contract Value. If the Contract Value is greater, a Step-Up will be applied. If the Owner declines a GLWB Fee Rate increase, which will result in no future Step-Ups, the Step-Up Withdrawal Base will no longer be increased by Step-Ups. However, the Step-Up Withdrawal Base will continue to be calculated for the purpose of determining the Withdrawal Benefit Base. Flex Income Control GLWB On each day after the Election Date, the Step-Up Withdrawal Base will equal: •The Step-Up Withdrawal Base last determined;•Increased by the amount of any Purchase Payments applied on that day;•Decreased proportionately for any Early Withdrawals or Excess Withdrawals processed on that day; and•Increased by the amount of any Step-Up that occurs on that day.In addition, on the last day of the Bonus Period, if the Bonus Withdrawal Base is greater than the Step-Up Withdrawal Base, the Step-Up Withdrawal Base will be increased to equal the Bonus Withdrawal Base. Unless the Owner has declined a GLWB Fee Rate increase, which will result in no future Step-Ups, on each Contract Anniversary following the Election Date and prior to the Annuity Income Date and on the Income Start Date, we will determine if a Step-Up is applicable by comparing the Step-Up Withdrawal Base to the Contract Value. If the Contract Value is greater, a Step-Up will be applied. If the Owner declines a GLWB Fee Rate increase, which will result in no future Step-Ups, the Step-Up Withdrawal Base will no longer be increased by Step-Ups. However, the Step-Up Withdrawal Base will continue to be calculated for the purpose of determining the Withdrawal Benefit Base. After the Income Start Date If the Income Start Date is not a Contract Anniversary, on the Income Start Date we will compare the current Withdrawal Benefit Base to the Contract Value. For the Income Boost GLWB, and Flex Income Boost GLWB, the Withdrawal Benefit Base will then be adjusted to equal the Contract Value, if higher. During any Bonus Period, the new Withdrawal Benefit Base will be the higher of: a) the Contract Value; or b) the current Withdrawal Benefit Base plus a proportional Bonus Amount to reflect the number of days elapsed since the last Contract Anniversary. For the Income Control GLWB and Flex Income Control GLWB, on the Income Start Date, the Step-Up Withdrawal Base will be adjusted to equal the Contract Value, if higher. During any Bonus Period, the new Bonus Withdrawal Base will be increased by a proportional Bonus Amount to reflect the number of days elapsed since the last Contract Anniversary. The Withdrawal Benefit Base will be equal to the higher of: a) the Step-Up Withdrawal Base; and b) the Bonus Withdrawal Base. A GLWB will continue to be eligible for Step-Ups after the Income Start Date on each Contract Anniversary prior to the Annuity Income Date. Any Bonus Period will end on the Income Start Date. When a Step-Up occurs, your Lifetime Withdrawal Percentage will increase if your age at the time of the Step-Up coincides with a higher Lifetime Withdrawal Percentage as shown in the table under “Determining Your AWA.” GLWB Fee Rate Increase After the GLWB Fee Rate Lock Period We reserve the right to increase the annual GLWB Fee Rate after the GLWB Fee Rate Lock Period. If the Company increases the GLWB Fee Rate, then we will send notice to you no less than 60 days prior to the next Contract Anniversary. Prior to that Contract Anniversary, the Owner may decline the GLWB Fee Rate increase and no additional Step-Ups will be permitted in the future. If we receive such election prior to that Contract Anniversary, the GLWB Fee Rate will not change and the Step-Up Feature will be terminated. If we do not receive such election prior to that Contract Anniversary, the increased GLWB Fee Rate will take effect beginning on the next Contract Anniversary when a Step-Up occurs resulting in an increase to the Withdrawal Benefit Base. Bonus Feature Bonus Amounts are calculated on each Contract Anniversary during the Bonus Period and on the Income Start Date, if the Income Start Date is during the Bonus Period. Unless terminated earlier, the Bonus Feature terminates automatically on the Income Start Date, after the calculation of any Bonus Amount. For the Flex Income Boost GLWB and Flex Income Control GLWB, the Bonus Feature applies after the Election Date until the end of the Bonus Period. Income Boost GLWB The Bonus Period is measured from the Issue Date or the last Step-Up Date during the Bonus Extension Period. On each Contract Anniversary during the Bonus Period and on the Income Start Date if the Income Start Date is during the Bonus Period, the Withdrawal Benefit Base will increase by the Bonus Amount, as calculated below, if the sum of the current Withdrawal Benefit Base and the Bonus Amount is higher than the Contract Value. Bonus Amounts are calculated on each Contract Anniversary during the Bonus Period and on the Income Start Date, if the Income Start Date is during the Bonus Period. On a Contract Anniversary, the Bonus Amount will be equal to the Bonus Base multiplied by the Bonus Rate. On the Income Start Date, the Bonus Amount will be equal to the Bonus Base multiplied by the Bonus Rate, prorated to reflect the number of days elapsed since the last Contract Anniversary. On the Issue Date, the Bonus Base is equal to the Withdrawal Benefit Base. After the Issue Date and during the Bonus Period, the Bonus Base is: •increased by any additional Purchase Payments;•decreased proportionally by any Early Withdrawals; and•increased to equal the Withdrawal Benefit Base immediately after a Step-Up is applied.Flex Income Boost GLWB The Bonus Period is measured from the first Contract Anniversary after the Election Date or the last Step-Up Date during the Bonus Extension Period. On each Contract Anniversary during the Bonus Period and on the Income Start Date if the Income Start Date is during the Bonus Period, the Withdrawal Benefit Base will increase by the Bonus Amount, as calculated below, if the sum of the current Withdrawal Benefit Base and the Bonus Amount is higher than the Contract Value. Bonus Amounts are calculated on each Contract Anniversary during the Bonus Period and on the Income Start Date, if the Income Start Date is during the Bonus Period. On the first Contract Anniversary following the Election Date, the Bonus Amount is the Bonus Base multiplied by the Bonus Rate, prorated to reflect the number of days elapsed since the Election Date. On each subsequent Contract Anniversary during a Bonus Period, the Bonus Amount is the Bonus Base multiplied by the Bonus Rate. On the Income Start Date, the Bonus Amount is the Bonus Base multiplied by the Bonus Rate, prorated to reflect the number of days elapsed since the last Contract Anniversary. On the Election Date, the Bonus Base is equal to the Withdrawal Benefit Base. After the Election Date and until the end of the Bonus Period, the Bonus Base is: •increased by any additional Purchase Payments;•decreased proportionally by any Early Withdrawals; and•increased to equal the Withdrawal Benefit Base immediately after a Step-Up is applied.Income Control GLWB The Bonus Period is measured from the Issue Date. On the Issue Date, the Bonus Withdrawal Base is equal to the initial Purchase Payments. On each day thereafter, until the end of the Bonus Period, the Bonus Withdrawal Base will equal: •The Bonus Withdrawal Base last determined;•Increased by the amount of any Purchase Payments applied on that day;•Decreased proportionately for any Early Withdrawals processed on that day; and•Increased by any Bonus Amount calculated on that day.Bonus Amounts are calculated on each Contract Anniversary during the Bonus Period and on the Income Start Date, if the Income Start Date is during the Bonus Period. On a Contract Anniversary, the Bonus Amount will be equal to the Bonus Base multiplied by the Bonus Rate. On the Income Start Date, the Bonus Amount will be equal to the Bonus Base multiplied by the Bonus Rate, prorated to reflect the number of days elapsed since the last Contract Anniversary. On the Issue Date, the Bonus Base is equal to the initial Purchase Payment. On each day thereafter, until the end of the Bonus Period, the Bonus Base will equal: •The Bonus Base last determined;•increased by the amount of any Purchase Payments applied on that day; and•decreased by the amount of any Early Withdrawals processed on that day.Flex Income Control GLWB The Bonus Period is measured from the first Contract Anniversary following the Election Date. On the Election Date, the Bonus Withdrawal Base is equal to the Contract Value on that date. On each day thereafter, until the end of the Bonus Period, the Bonus Withdrawal Base will equal: •The Bonus Withdrawal Base last determined;•Increased by the amount of any Purchase Payments applied on that day;•Decreased proportionately for any Early Withdrawals processed on that day; and•Increased by any Bonus Amount calculated on that day.Bonus Amounts are calculated on each Contract Anniversary during the Bonus Period and on the Income Start Date, if the Income Start Date is during the Bonus Period. On the first Contract Anniversary following the Election Date, the Bonus Amount is the Bonus Base multiplied by the Bonus Rate prorated to reflect the number of days elapsed since the Election Date. On each subsequent Contract Anniversary during a Bonus Period, the Bonus Amount is the Bonus Base multiplied by the Bonus Rate. On the Income Start Date, the Bonus Amount is the Bonus Base multiplied by the Bonus Rate, prorated to reflect the number of days elapsed since the last Contract Anniversary. On the Election Date, the Bonus Base is equal to the Contract Value on that date. On each day thereafter, until the end of the Bonus Period, the Bonus Base will equal: •The Bonus Base last determined;•increased by the amount of any Purchase Payments applied on that day; and•decreased by the amount of any Early Withdrawals processed on that day.
Calculation Method of Benefit [Text Block]	Example of How Income Boost GLWB Works This example is also applicable to the Flex Income Boost GLWB as of the Election Date. Assume the following: •You are age 65 when your Contract is issued with a Purchase Payment of $100,000•Your Withdrawal Benefit Base and your Bonus Base are equal to your initial Purchase Payment of $100,000.•Your Bonus Period and Bonus Extension Period are 10 years and your Bonus Rate is 7.25%.•On or after your Income Start Date, you can withdraw your AWA each Contract Year without reducing your Withdrawal Benefit Base.•The investment performance of your Subaccounts equals or offsets Contract expenses, i.e., your Contract Value remains constant throughout the life of your Contract, except for Contract Year 2 and 14 (explained below).•During the Bonus Period, your Withdrawal Benefit Base will increase by your Bonus Amount each Contract Year that the Contract Value is less than the Withdrawal Benefit Base plus the Bonus Amount.•Your Contract Value has grown to $125,000 by the beginning of Contract Year 3 due to positive investment performance of the Subaccounts. Your Contract is therefore eligible for an automatic Step-Up of its Withdrawal Benefit Base and Bonus Base on your 2nd Contract Anniversary.•The GLWB Fee Rate has not increased and therefore an automatic Step-Up will be applied to increase your Withdrawal Benefit Base and your Bonus Base to $125,000. Your new Bonus Base will be $125,000, and your Bonus Period will now end on your 12th Contract Anniversary (i.e., 10 years after the Step-Up).•No Bonus Amount is applied in Contract Years 13 and beyond because it is more than 10 years since the last Step-Up.•Your Contract Value has grown to $225,000 by the beginning of Contract Year 15 due to positive investment performance of the Subaccounts in Contract Year 14. Your Contract is eligible for an automatic Step-Up of its Withdrawal Benefit Base to $225,000 on your 14th Contract Anniversary. Because it is after the Bonus Extension Period, no new Bonus Period will begin.•You select your Income Start Date at age 83 on the first day of Contract Year 18 and you elect single-life coverage. Your Lifetime Withdrawal Percentage is 5.80%. Your AWA will be 5.80% of your Withdrawal Benefit Base. (If you selected joint-life coverage the numbers shown in the example could be different)•On the Income Start Date, your AWA is calculated by multiplying your Withdrawal Benefit Base by your Lifetime Withdrawal Percentage: $225,000 x 5.80%. Your AWA is $13,050. You can withdraw $13,050 each Contract Year after the Income Start Date without reducing your Withdrawal Benefit Base.Your Income Start Date will depend upon your own situation. You should discuss your GLWB with your financial professional. All values shown are as of the beginning of the Contract Year.
Contract Year	Contract Value	Withdrawal Benefit Base	Bonus Base	Annual Withdrawal Amount	Withdrawals
1	$100,000	$100,000	$100,000	n/a	$0
2	$100,000	$107,250	$100,000	n/a	$0
3	$125,000	$125,000	$125,000	n/a	$0
4	$125,000	$134,063	$125,000	n/a	$0
5	$125,000	$143,125	$125,000	n/a	$0
6	$125,000	$152,188	$125,000	n/a	$0
Contract Year	Contract Value	Withdrawal Benefit Base	Bonus Base	Annual Withdrawal Amount	Withdrawals
7	$125,000	$161,250	$125,000	n/a	$0
8	$125,000	$170,313	$125,000	n/a	$0
9	$125,000	$179,375	$125,000	n/a	$0
10	$125,000	$188,438	$125,000	n/a	$0
11	$125,000	$197,500	$125,000	n/a	$0
12	$125,000	$206,563	$125,000	n/a	$0
13	$125,000	$215,625	n/a	n/a	$0
14	$125,000	$215,625	n/a	n/a	$0
15	$225,000	$225,000	n/a	n/a	$0
16	$225,000	$225,000	n/a	n/a	$0
17	$225,000	$225,000	n/a	n/a	$0
18	$225,000	$225,000	n/a	$13,050	$13,050
19	$211,950	$225,000	n/a	$13,050	$13,050
20	$198,900	$225,000	n/a	$13,050	$13,050
21	$185,850	$225,000	n/a	$13,050	$13,050
22	$172,800	$225,000	n/a	$13,050	$13,050
If a different Bonus Rate or Lifetime Withdrawal Percentage is applied, the numbers in the above example would be different. Delaying the Income Start Date has the potential to increase the future AWA due to the Bonus Amounts applied to the Withdrawal Benefit Base during the Bonus Period and the potential for a Step-up. Once you start taking your AWA, any unused portion of your AWA in any Contract Year will not carry over to subsequent Contract Years. The total amount paid under the GLWB will depend upon the Income Start Date, the age of the GLWB Covered Person(s) on the Income Start Date, the investment performance of the Subaccounts and how long the GLWB Covered Person(s) live(s). Example of How Income Control GLWB Works This example is also applicable to the Flex Income Control GLWB as of the Election Date. Assume the following: •You are age 65 when your Contract is issued with a Purchase Payment of $100,000•Your Withdrawal Benefit Base, Step-Up Withdrawal Base, Bonus Withdrawal Base, and Bonus Base are equal to your initial Purchase Payment of $100,000.•Your Bonus Period is 10 years and your Bonus Rate is 7.25%.•On your Income Start Date, you can withdraw your AWA each Contract Year without reducing your Withdrawal Benefit Base on or after the Income Start Date.•The investment performance of your Designated Investment Options equals or offsets Contract expenses, i.e., your Contract Value remains constant throughout the life of your Contract, except for Contract Year 2 and 14 (explained below).•During the Bonus Period, your Bonus Withdrawal Base will increase by your Bonus Amount each Contract Year in the Bonus Period.•Your Contract Value has grown to $125,000 by the beginning of Contract Year 3 due to positive investment performance of the Designated Investment Options. This is greater than your previous Step-Up Withdrawal Base. Therefore, your Step-Up Withdrawal Base increases to the Contract Value of $125,000. Because your Step-Up Withdrawal Base is greater than your Bonus Withdrawal Base, your Withdrawal Benefit Base also increases to $125,000 on the 2nd Contract Anniversary.•At the end of year 10 the Bonus Period ends. Since the Step-Up Withdrawal Base is lower than the Bonus Withdrawal Base, the Step-Up Withdrawal Base increases to equal the Bonus Withdrawal Base. Beginning in year 11 and thereafter, the Bonus Withdrawal Base and Bonus Base are zero and will not increase thereafter.•Your Contract Value has grown to $225,000 by the beginning of Contract Year 15 due to positive investment performance of the Designated Investment Options in Contract Year 14. This is greater than your previous Step-Up Withdrawal Base. Therefore, your Step-Up Withdrawal Base increases to the Contract Value of $225,000. Since this is after the Bonus Period, the Withdrawal Benefit Base will be equal also increases to $225,000 on the 14th Contract Anniversary .•You select your Income Start Date at age 83 on the first day of Contract Year 18 and you elect single-life coverage. Your Lifetime Withdrawal Percentage is 6.6%. Your AWA will be 6.6% of your Withdrawal Benefit Base. (If you selected joint-life coverage the numbers shown in the example could be different)•On the Income Start Date, your AWA is calculated by multiplying your Withdrawal Benefit Base by your Lifetime Withdrawal Percentage: $225,000 x 6.6%. Your AWA is $14,850. You can withdraw $14,850 each Contract Year after the Income Start Date without reducing your Withdrawal Benefit Base.Your Income Start Date will depend upon your own situation. You should discuss your GLWB with your financial professional. All values shown are as of the beginning of the Contract Year.
Contract Year	Contract Value	Bonus Base	Bonus Withdrawal Base	Step-Up Withdrawal Base	Withdrawal Benefit Base	Annual Withdrawal Amount	Withdrawals
1	$100,000	$100,000	$100,000	$100,000	$100,000	n/a	$0
2	$100,000	$100,000	$107,250	$100,000	$107,250	n/a	$0
3	$125,000	$100,000	$114,500	$125,000	$125,000	n/a	$0
4	$125,000	$100,000	$121,750	$125,000	$125,000	n/a	$0
5	$125,000	$100,000	$129,000	$125,000	$129,000	n/a	$0
6	$125,000	$100,000	$136,250	$125,000	$136,250	n/a	$0
7	$125,000	$100,000	$143,500	$125,000	$143,500	n/a	$0
8	$125,000	$100,000	$150,750	$125,000	$150,750	n/a	$0
9	$125,000	$100,000	$158,000	$125,000	$158,000	n/a	$0
10	$125,000	$100,000	$165,250	$125,000	$165,250	n/a	$0
11	$125,000	$0	$0	$172,500	$172,500	n/a	$0
12	$125,000	$0	$0	$172,500	$172,500	n/a	$0
13	$125,000	$0	$0	$172,500	$172,500	n/a	$0
14	$125,000	$0	$0	$172,500	$172,500	n/a	$0
15	$225,000	$0	$0	$225,000	$225,000	n/a	$0
16	$225,000	$0	$0	$225,000	$225,000	n/a	$0
17	$225,000	$0	$0	$225,000	$225,000	n/a	$0
18	$225,000	$0	$0	$225,000	$225,000	$14,850	$14,850
19	$210,150	$0	$0	$225,000	$225,000	$14,850	$14,850
20	$195,300	$0	$0	$225,000	$225,000	$14,850	$14,850
Contract Year	Contract Value	Bonus Base	Bonus Withdrawal Base	Step-Up Withdrawal Base	Withdrawal Benefit Base	Annual Withdrawal Amount	Withdrawals
21	$180,450	$0	$0	$225,000	$225,000	$14,850	$14,850
22	$165,600	$0	$0	$225,000	$225,000	$14,850	$14,850
If a different Bonus Rate or Lifetime Withdrawal Percentage is applied, the numbers in the above example would be different. Delaying the Income Start Date has the potential to increase the future AWA due to the Bonus Amounts applied to the Bonus Withdrawal Base during the Bonus Period and the potential for a Step-Up applied to your Step-Up Withdrawal Base. Once you start taking your AWA, any unused portion of your AWA in any Contract Year will not carry over to subsequent Contract Years. The total amount paid under the GLWB will depend upon the Income Start Date, the age of the GLWB Covered Person(s) on the Income Start Date, the investment performance of the Designated Investment Options and how long the GLWB Covered Person(s) live(s). Withdrawals Under a GLWB While a GLWB is in effect, you may choose which Subaccounts or Designated Investment Options from which a partial withdrawal will be deducted. If you do not choose, your partial withdrawal will be deducted pro rata from each Subaccount to which the Contract Value is allocated on the effective date of the withdrawal. Withdrawals On or After the Income Start Date If you elect your Income Start Date before the first Contract Anniversary, you may take withdrawals up to your AWA during the first Contract Year, which will not reduce the Withdrawal Benefit Base. Starting on and after the first Contract Anniversary and the Income Start Date and continuing to your Annuity Income Date, you may take withdrawals totaling up to the greater of your AWA or the Protected RMD Amount (applicable after the first Contract Anniversary) in any Contract Year without reducing your Withdrawal Benefit Base for a Qualified Contract. Starting on and after the first Contract Anniversary and the Income Start Date and continuing up to your Annuity Income Date, you may take withdrawals up to the AWA in any Contract Year without reducing your Withdrawal Benefit Base for a Non-Qualified Contract. These withdrawals will reduce your Contract Value by the dollar amount of the withdrawal but will not change your Withdrawal Benefit Base. Withdrawals in any Contract Year are subject to a Withdrawal Charge only to the extent they are in excess of the greatest of: •your Protected RMD Amount (subject to conditions discussed under “Tax Issues Under the GLWB”); and•your AWA.Protected RMD Amount
Starting on and after the first Contract Anniversary and the Income Start Date, the RMD Amount is equal to the
Protected RMD Amount. If you request an RMD Amount before the first Contract Anniversary and the Income Start
Date, the RMD Amount is an Early Withdrawal. You should consult with your financial professional to determine whether it is appropriate for you to withdraw the RMD Amount before you elect the Income Start Date.

The RMD Amount is the required minimum distribution amount, if any, that must be distributed related to the Contract Value for the current calendar year under section 401(a)(9) of the Code or other provisions of federal tax law. Because the RMD Amount used in the calculation of the Protected RMD Amount is based on calendar years rather than Contract Years, the Protected RMD Amount is calculated twice each Contract Year after the first Contract Anniversary and after the Income Start Date. On the first day of each Contract Year, the Protected RMD Amount is equal to the RMD Amount calculated for that calendar year, reduced by any prior withdrawals taken during the same calendar year. On January 1st of each Contract Year, the Protected RMD Amount will increase to the RMD Amount calculated for the new calendar year if such amount is greater than the previously calculated Protected RMD Amount. If the RMD Amount calculated for the new calendar year is less than the previously calculated Protected RMD Amount, the Protected RMD Amount will not change. Effect of a Protected RMD Amount Withdrawal For a Qualified Contract with a Contract Value greater than zero, the amount that may be withdrawn, on and after the first Contract Anniversary and the Income Start Date, without reducing the Withdrawal Benefit Base is the greater of: •the AWA, reduced by any prior withdrawals taken during the same Contract Year; and•the Protected RMD Amount at the time of the withdrawal, reduced by any prior withdrawals taken during the same Contract Year.Excess Withdrawals On and after the Income Start Date, an Excess Withdrawal is the portion of cumulative withdrawals that exceeds the higher of the AWA and the Protected RMD Amount (applicable after the first Contract Anniversary) in any Contract Year for a Qualified Contract. On and after the Income Start Date, an Excess Withdrawal is the portion of cumulative withdrawals that exceeds the AWA for a Non-Qualified Contract. Your Withdrawal Benefit Base and your AWA for each subsequent Contract Year will be reduced by an Excess Withdrawal. Excess Withdrawals could reduce your Withdrawal Benefit Base by more than the dollar amount of the Excess Withdrawals. For the Income Boost GLWB and Flex Income Boost GLWB, if you take an Excess Withdrawal, your Withdrawal Benefit Base will be reduced according to the following formula:
Your new Withdrawal Benefit Base	=	A x	(1 - (B/C))
Where: A= Your Withdrawal Benefit Base before the Excess Withdrawal,B= The amount of the Excess Withdrawal, including any Withdrawal Charge.C= Your Contract Value immediately prior to the Excess Withdrawal.For the Income Control GLWB and Flex Income Control GLWB, the Excess Withdrawal will reduce the Step-Up Withdrawal Base such that the Step-Up Withdrawal Base after the Excess Withdrawal is equal to: A x (1 – (B/C)) Where: •A is the Step-Up Withdrawal Base before the Excess Withdrawal;•B is the amount of the Excess Withdrawal including any Withdrawal Charges; and•C is the Contract Value before the Excess Withdrawal.Excess Withdrawal Examples Income Boost GLWB This example is also applicable to the Flex Income Boost GLWB. If you take an Excess Withdrawal, your Withdrawal Benefit Base will be reduced according to the following formula:
Your new Withdrawal Benefit Base	=	A x (1 - (B/C))
Where: A= Your Withdrawal Benefit Base before the Excess Withdrawal.B= The amount of the Excess Withdrawal, including any Withdrawal Charge.C= Your Contract Value immediately prior to the Excess Withdrawal.Assuming the facts in the example above except for as follows: •You take two withdrawals in Contract Year 18: a $10,000 withdrawal and then an $8,000 withdrawal.•Your first withdrawal reduces your Contract Value to $215,000. It does not reduce your Withdrawal Benefit Base because it is not in excess of your AWA.•Your second withdrawal (when combined with the first) is in excess of $12,375, which is the AWA. The amount of the Excess Withdrawal is $5,625 ($18,000-$12,375= $5,625). The portion of the second withdrawal that is not excess is $2,375 ($12,375 - $10,000). The contract value after the portion of the second withdrawal that is not excess is taken is $212,625 ($215,000 - $2,375).After your second withdrawal, your Withdrawal Benefit Base will be reduced as follows:
Your New Withdrawal Benefit Base	=	$225,000 x (1 - $5,625/$212,625)
	=	$225,000 x	(1 - 0.02646)
	=	$225,000 x	(0.97354)
	=	$219,047
Beginning on your Contract Anniversary and going forward, your new AWA will be reduced to 5.50% of your new Withdrawal Benefit Base, or $12,048. You should be aware that if your Contract Value is less than the Withdrawal Benefit Base at the time an Excess Withdrawal is taken (as in the above example), then your Withdrawal Benefit Base will be reduced by an amount greater than the excess amount withdrawn. Thus, Excess Withdrawals taken in a down market could severely reduce your benefits under the GLWB, including reducing your Contract Value to zero and thereby terminating your Contract and benefits thereunder. Income Control GLWB This example is also applicable to the Flex Income Control GLWB. If you take an Excess Withdrawal, your Step-Up Withdrawal Base will be reduced according to the following formula: Your new Step-Up Withdrawal Base = A x (1 – (B/C)) Where: A= Your Step-Up Withdrawal Base before the Excess Withdrawal.B= The amount of the Excess Withdrawal, including any Withdrawal Charge.C= Your Contract Value immediately prior to the Excess Withdrawal.Assuming the facts in the example above except for as follows: •You take two withdrawals in Contract Year 18: a $10,000 withdrawal and then an $8,000 withdrawal.•Your first withdrawal reduces your Contract Value to $215,000. It does not reduce your Step-Up Withdrawal Base because it is not in excess of your AWA.•Your second withdrawal (when combined with the first) is in excess of $13,500, which is the AWA. The amount of the Excess Withdrawal is $4,500 ($18,000-$13,500 = $4,500). The portion of the second withdrawal that is not excess is $3,500 ($13,500 - $10,000). The contract value after the portion of the second withdrawal that is not excess is taken is $211,500 ($215,000 - $3,500).After your second withdrawal, your Step-Up Withdrawal Base will be reduced as follows:
Your New Step-Up Withdrawal Base	=	$225,000 x (1 - $4,500/$211,500)
	=	$225,000 x	(1 - 0.02128)
	=	$225,000 x	(0.97872)
	=	$220,213
After the Income Start Date your Withdrawal Benefit Base will be equal to your Step-Up Withdrawal Base. Therefore, your new Withdrawal Benefit Base also equals $220,213. Beginning on your Contract Anniversary and going forward, your new AWA will be reduced to 6.0% of your new Withdrawal Benefit Base, or $13,213. You should be aware that if your Contract Value is less than the Step-Up Withdrawal Base at the time an Excess Withdrawal is taken (as in the above example), then your Step-Up Withdrawal Base will be reduced by an amount greater than the excess amount withdrawn. Thus, Excess Withdrawals taken in a down market could severely reduce your benefits under the GLWB, including reducing your Contract Value to zero and thereby terminating your Contract and benefits thereunder. Early Withdrawals Before the Income Start Date (and after the Election Date for Flex Income Boost GLWB and Flex Income Control GLWB), any withdrawals, including RMD withdrawals and Free Withdrawal Amounts, are Early Withdrawals in any Contract Year. Accordingly, the Withdrawal Benefit Base, Bonus Base, Step-Up Withdrawal Base (if applicable) and Bonus Withdrawal Base (if applicable) will be reduced by Early Withdrawals. For the Income Boost GLWB and Flex Income Boost GLWB, your Withdrawal Benefit Base and your Bonus Base will be reduced by Early Withdrawals using the following formula:
Your new Bonus Base	=	A x (1 – (B/C))
Your new Withdrawal Benefit Base	=	A x (1 – (B/C))
Where: A= Your Bonus Base or Withdrawal Benefit Base before the Early Withdrawal.B= The amount of the Early Withdrawal, including any Withdrawal charge.C= Your Contract Value before the Early Withdrawal.For the Income Control GLWB and Flex Income Control GLWB, when an Early Withdrawal is taken, the Bonus Withdrawal Base and Step-Up Withdrawal Base will each be reduced in the same proportion as the amount withdrawn, including any Withdrawal Charges, reduces the Contract Value. Your Bonus Withdrawal Base and your Step-Up Withdrawal Base will be reduced by Early Withdrawals using the following formula:
Your new Bonus Withdrawal Base	=	A x (1 – (B/C))
Your new Step-Up Withdrawal Base	=	A x (1 – (B/C))
Where: •A is your Bonus Withdrawal Base or Step-Up Withdrawal Base before the Early Withdrawal;•B is the amount of the Early Withdrawal including any Withdrawal Charges; and•C is the Contract Value before the Early Withdrawal.For the Income Control GLWB and Flex Income Control GLWB, when an Early Withdrawal is taken, the Bonus Base will be reduced by the amount withdrawn, including any Withdrawal Charges. If a different Bonus Rate or Lifetime Withdrawal Percentage is applied, the numbers shown in the Early Withdrawal examples below would be different. Early Withdrawals could reduce your Withdrawal Benefit Base, GLWB Withdrawal Base, and the Bonus Withdrawal Base by more than the dollar amount of the Early Withdrawals. Early Withdrawals could severely reduce, and even terminate, your benefits under the GLWB, including reducing your Contract Value to zero and thereby terminating your Contract and all benefits thereunder. In addition to reducing your benefits under the GLWB, any withdrawal before you reach age 59 1∕2 could result in adverse state and federal tax consequences. You should consult a qualified tax professional for more information. Early Withdrawal Examples Before the Income Start Date, any withdrawals, including RMD withdrawals and Free Withdrawal Amounts, are Early Withdrawals in any Contract Year. Accordingly, your Withdrawal Benefit Base and your Bonus Base will be reduced by Early Withdrawals. For Income Boost GLWB and Flex Income Boost GLWB, your Withdrawal Benefit Base and your Bonus Base will be reduced by Early Withdrawals using the following formula:
Your new Bonus Base	=	A x (1 – (B/C))
Your new Withdrawal Benefit Base	=	A x (1 – (B/C))
Where: A= Your Bonus Base or Withdrawal Benefit Base before the Early Withdrawal.B= The amount of the Early Withdrawal, including any Withdrawal ChargeC= Your Contract Value immediately prior to the Excess Withdrawal.Using the facts of the above example for Income Boost GLWB, except that in Contract Year 9, your Contract Value is $125,000 and you withdraw $10,000. This withdrawal is an Early Withdrawal under the GLWB. This Early Withdrawal reduces your Withdrawal Benefit Base and Bonus Base, if applicable, as follows:
Your New Bonus Base =	=	$125,000 x (1 - $10,000/$125,000)
	=	$125,000 x	(1 - 0.08)
	=	$125,000 x	(0.92)
	=	$115,000
Your New Withdrawal Benefit Base =	=	$170,000 x (1 - $10,000/$125,000)
	=	$170,000 x	(1 - 0.08)
	=	$170,000 x	(0.92)
	=	$156,400
In the above example, your AWA is not payable because you have not elected your Income Start Date. For Income Control GLWB and Flex Income Control GLWB, your Bonus Withdrawal Base and your Step-Up Withdrawal Base will be reduced by Early Withdrawals using the following formula:
Your new Bonus Withdrawal Base	=	A x (1 – (B/C))
Your new Step-Up Withdrawal Base	=	A x (1 – (B/C))
Where: A= Your Bonus Withdrawal Base or Step-Up Withdrawal Base before the Early Withdrawal.B= The amount of the Early Withdrawal, including any Withdrawal Charge.C= Your Contract Value immediately prior to the Early Withdrawal.Using the facts of the above example for Income Control GLWB, except that in Contract Year 9, your Contract Value is $125,000 and you withdraw $10,000. This withdrawal is an Early Withdrawal under the GLWB. This Early Withdrawal reduces your Bonus Withdrawal Base and Step-Up Withdrawal Base, if applicable, as follows:
Your New Bonus Withdrawal Base =	=	$156,000 x (1 - $10,000/$125,000)
	=	$156,000 x	(1 - 0.08)
	=	$156,000 x	(0.92)
	=	$143,520
Your New Step-Up Withdrawal Base =	=	$125,000 x	(1 - $10,000/$125,000)
	=	$125,000 x	(1 - 0.08)
	=	$125,000 x	(0.92)
	=	$115,000
Your Withdrawal Benefit Base is equal to the greater of the Bonus Withdrawal Base and Step-Up Withdrawal Base. Therefore, your new Withdrawal Benefit Base is $143,520. In the above example, your AWA is not payable because you have not elected your Income Start Date. If a different Bonus Rate applied, the numbers shown in the above examples would be different. Depleting Your Contract Value If your Contract Value is reduced to zero immediately following an Early Withdrawal or an Excess Withdrawal, then your Withdrawal Benefit Base and the Bonus Base will each also be reduced to zero and your Contract and all benefits thereunder will terminate. After the Election Date, regardless of your age on the day the Contract Value is reduced to zero, the GLWB Covered Person or the surviving GLWB Covered Person will be entitled to receive the AWA each year under the AWA settlement option. GLWB Fee The GLWB Fee is deducted from the Contract Value on the last Valuation Period of each Contract Quarter (after the Election Date for Flex Income Boost GLWB and Flex Income Control GLWB) The GLWB Fee is calculated by dividing the annual GLWB Fee Rate by four and then multiplying by the Withdrawal Benefit Base. See Rate Sheet Supplement for current rates. The GLWB Fee will not exceed the maximum annual GLWB Fee Rate of 2.50% (0.625% quarterly). On the last day of the final Contract Quarter in any Contract Year, the Withdrawal Benefit Base for the purpose of calculating the GLWB Fee will not include any Step-Up or Bonus Amount that is added to the Withdrawal Benefit Base on the Contract Anniversary, unless such Contract Anniversary is also the Income Start Date. The GLWB Fee is deducted pro-rata from each Subaccount to which the Contract Value is allocated on the last day of each Contract Quarter. For the Flex Income Boost GLWB and Flex Income Control GLWB, the initial GLWB Fee Rate cannot increase prior to the end of the GLWB Rate Fee Lock Period, which is currently two years, from the Election Date. Thereafter, the GLWB Fee Rate can increase up to the maximum annual GLWB Fee Rate of 2.50%. The Company reserves the right to increase the annual GLWB Fee Rate up to the maximum annual GLWB Fee Rate. You cannot voluntarily terminate your benefit during the Termination Lockout Period. Your GLWB Fee will not change during a Contract Year, unless you take one of the following specific actions: •If you make additional Purchase Payments during the Contract Year, you will increase your Withdrawal Benefit Base and thus your GLWB Fee, because your GLWB Fee is calculated as a percentage of your Withdrawal Benefit Base.•If you make an Early Withdrawal or an Excess Withdrawal, you will decrease your Withdrawal Benefit Base and thus your GLWB Fee, because your GLWB Fee is calculated as a percentage of your Withdrawal Benefit Base.•If the Income Start Date is the same day as the Contract Anniversary, this may increase your Withdrawal Benefit Base for a Step-Up or Bonus Amount and then your GLWB Fee may also increase, since it is calculated as a percentage of your Withdrawal Benefit Base.We will continue to deduct the GLWB Fee until the earliest of your Annuity Income Date, the date on which your Contract Value reduces to zero, or your GLWB is terminated. (See “Termination of a GLWB.”) GLWB Covered Person and Joint GLWB Covered Person Eligibility to be the GLWB Covered Person or Joint GLWB Covered Person and elect joint-life coverage is based on the Contract’s ownership on the Income Start Date. An Owner that is not a natural person must name an Annuitant as the GLWB Covered Person for single-life coverage. To elect joint-life coverage if an Owner is not a natural person: •The Annuitant(s) must be the GLWB Covered Person or the Joint GLWB Covered Person;•The GLWB Covered Person and the Joint GLWB Covered Person must be spouses recognized as such under federal tax laws;•The GLWB Covered Person will be the younger of the spouses; and•The Annuitant’s spouse must be the sole Beneficiary under the Contract.An individual Owner, who is a natural person, must also be the GLWB Covered Person if he or she elects single-life coverage. If an individual Owner, who is a natural person, elects joint-life coverage: •The GLWB Covered Person and the Joint GLWB Covered Person must be spouses recognized as such under federal tax laws;•The Owner must be either the GLWB Covered Person or the Joint GLWB Covered Person;•The GLWB Covered Person will be the younger of the spouses; and•The Owner’s spouse must be the sole Beneficiary under the Contract.The Contract may have two Owners who are spouses recognized as such under federal tax laws. In this circumstance, the two Owners may elect: •Single-life coverage with either Owner named as the GLWB Covered Person; or•Joint-life coverage with the younger Owner as the GLWB Covered Person and the other Owner as the Joint GLWB Covered Person.Since the younger spouse must be at least age 55 on the Income Start Date, you should carefully consider whether joint-life coverage is an appropriate choice in light of the possibility of a longer waiting period before withdrawals under the GLWB can be made. If the Owner is a natural person and the Owner marries prior to the Income Start Date, the Owner’s spouse may be added to the Contract as an Owner, as an Owner and Annuitant, or as the sole Beneficiary, and will then be a GLWB Covered Person or Joint GLWB Covered Person. Effect of Divorce on a GLWB The divorce of an Owner may affect the status of a GLWB. Prior to the Income Start Date: If divorce occurs prior to the Income Start Date, then a GLWB will be available with single-life coverage based on the GLWB Covered Person on the Income Start Date. If the Owner subsequently remarries, the GLWB will also be available with joint-life coverage based on the GLWB Covered Person and the Joint GLWB Covered Person on the Income Start Date. On or after the Income Start Date with single-life coverage: If divorce occurs on or after the Income Start Date, a GLWB will remain in force as long as the GLWB Covered Person remains an Owner of the Contract and all other GLWB requirements continue to be met. On or after the Income Start Date with joint-life coverage: If divorce occurs on or after the Income Start Date and the GLWB Covered Person and Joint GLWB Covered Person are no longer spouses, the GLWB will remain in force with single-life coverage for the life of the younger spouse as long as the GLWB Covered Person or Joint GLWB Covered Person remains an Owner of the Contract and all other GLWB requirements continue to be met. The Lifetime Withdrawal Percentage will not change and a GLWB will terminate upon the death of any Owner. You may remove an Owner from the Contract upon divorce. If an Owner is removed, the remaining/new Owner becomes the GLWB Covered Person with single-life coverage for the life of the younger spouse. The Lifetime Withdrawal Percentage will not change and a GLWB will terminate upon the death of the Owner. Division of the Contract: In the event of a divorce, if there is a court order, property settlement agreement or other document requiring the division, transfer, or split of the Contract, such division, transfer, or split will be considered a withdrawal for all purposes under the Contract and as such may adversely affect the benefits available under a GLWB. If the withdrawal occurs prior to the Income Start Date, it will be considered an Early Withdrawal. If the withdrawal occurs on or after the Income Start Date and exceeds the AWA, the amount of the excess will be considered an Excess Withdrawal. Death of Owner A GLWB terminates on the Death Benefit Date unless: An Owner dies before the Income Start Date and the surviving spouse, as sole Beneficiary under the Contract, elects to continue a GLWB along with the Contract instead of receiving the death benefit proceeds. If an Owner who is the GLWB Covered Person or Joint GLWB Covered Person dies after the Income Start Date, and joint-life income was elected, then the spouse, as sole Beneficiary under the Contract, can continue a GLWB and the Contract and continue to receive the AWA for the rest of his or her life. If the Owner is not a natural person, the death of an Annuitant is treated as the death of the Owner. In this case, if the Contract is eligible for spousal continuation under federal tax laws, then a GLWB may continue as follows: 1If an Annuitant dies before the Income Start Date, the surviving spouse may continue a GLWB along with the Contract; or2If an Annuitant who is the GLWB Covered Person or Joint GLWB Covered Person dies after the Income Start Date, and joint-life income was elected, then the surviving spouse can continue a GLWB and the Contract and continue to receive the AWA for the rest of his or her life.In order to ensure that the AWA continues after the death of an Owner, you must elect a joint-life coverage on the Income Start Date and the GLWB Covered Person and the Joint GLWB Covered Person must be spouses to preserve the availability of a GLWB after the death of an Owner. In addition, the spouses must be joint Owners, or the spouse of the Owner must be the sole Beneficiary. The right to continue a GLWB upon spousal continuation of the Contract may be exercised only once. If the surviving spouse remarries and then dies, the Contract may be continued by the spouse if he or she is the sole Beneficiary, but a GLWB may not be continued. Spousal Considerations - GLWB Death of the GLWB Covered Person with Single-Life Coverage If you elect single-life coverage on the Income Start Date, the GLWB terminates on the death of the GLWB Covered Person and the Beneficiary may elect to exercise any of the available options under the death benefit provisions of the Contract. Note that single-life coverage may be inappropriate for Joint Owners that are spouses, because a GLWB will end if the GLWB Covered Person dies after the Income Start Date. Note also that Beneficiaries who are not spouses cannot continue the Contract or the GLWB under the Contract. (See “Spousal Considerations - GLWB.”) Death of the GLWB Covered Person with Joint-Life Coverage We do not permit the election of the joint-life coverage unless the GLWB Covered Persons are spouses recognized as such under federal tax laws on the Income Start Date. If you elect joint-life coverage on the Income Start Date and a spouse dies, a GLWB will continue, provided that the surviving spouse, as the sole primary Beneficiary, continues the Contract. In such case: •No death benefit will be paid until the surviving spouse’s subsequent death;•The Withdrawal Benefit Base will remain unchanged (in the absence of subsequent Excess Withdrawals) until the next Contract Anniversary when a Step-Up could apply due to an increase in Contract Value (See “Step-Up Feature”);•If AWA withdrawals have not begun before the spouse dies, the Lifetime Withdrawal Percentage will be based on the age the younger spouse attains (or would have attained) on the Income Start Date; and•If AWA withdrawals under the GLWB have already begun, the Lifetime Withdrawal Percentage will be the Lifetime Withdrawal Percentage that applied to the Contract prior to the death of the spouse.At the death of the surviving spouse, a GLWB will terminate. If you selected joint-life coverage and your surviving spouse does not continue the Contract, he or she may elect any available option under the death benefit provisions of the Contract. Annuitization Under a GLWB Election of the Annuity Income Date Before the Income Start Date If you annuitize before you elect an Income Start Date under a GLWB, you are limited to the Annuity Payment Options from among those then available under the Contract. If you do not choose an Annuity Payment Option prior to your Annuity Income Date, the Contract Value, less any applicable premium taxes and similar taxes, will be applied to a Life Annuity with 10- Year Period Certain on the Annuity Income Date and all other Contract and rider benefits, including your right to receive payments under your GLWB, will cease. Maximum Annuity Income Date If your Contract Value is greater than zero on your Maximum Annuity Income Date, you may elect: (1)to surrender your Contract and receive your Surrender Value; or(2)to apply your Contract Value, less any applicable premium taxes and similar taxes, to any one of the then currently available Annuity Payment Options; or(3)to receive the AWA until the death of the Covered Person (or Covered Person and Joint Covered Person, if joint-life coverage is elected). If the Contract Value is greater than the Withdrawal Benefit Base on the Maximum Annuity Income Date and this option is elected, the Withdrawal Benefit Base will increase to the Contract Value and the AWA will be calculated based on the new Withdrawal Benefit Base, (See “Step-Up Feature”).If you do not make an election before the Maximum Annuity Income Date, the Contract Value, less any applicable premium taxes and similar taxes will be applied to a Life Annuity with 10-year Period Certain on the Maximum Annuity Income Date. AWA Settlement Option The AWA Settlement Option provides systematic annual payments equal to the most-recently calculated AWA during the life of the Covered Person or, if joint-life coverage has been elected, for the lifetime of the last survivor of the Covered Person and the Joint Covered Person and only available to elect on the Maximum Annuity Income Date. The AWA Settlement Option will be applied automatically if your Contract Value is reduced to zero after the Income Start Date and prior to the Annuity Income Date for any reason other than an Excess Withdrawal. In that event, all Contract and rider benefits will terminate except for the right to receive future payments under the AWA Settlement Option. If the Owner has been receiving AWA payments, and the Owner then elects the AWA Settlement Option or it is automatically applied by the Company, any remaining AWA payments for the current Contract Year will be distributed as a lump sum. The AWA Settlement Option will then go into effect on the next Contract Anniversary, and we will convert your right to withdraw the AWA into systematic monthly payments. If the AWA Settlement Option has been elected (or applied) and the Contract Value is zero, we will not accept any additional purchase payments. Termination of a GLWB A GLWB will terminate immediately upon the occurrence of the earliest of: •The date we receive your request to terminate a GLWB, after the Termination Lockout Period;•For the Income Control GLWB and Flex Income Control GLWB, the date of any transfer of Contract Value or allocation of Purchase Payments other than to Designated Investment Options, after the Termination Lockout Period;•The date the Withdrawal Benefit Base is reduced to zero as a result of an Early Withdrawal or Excess Withdrawal;•The date the Contract Value is reduced to zero prior to the Income Start Date;•For Flex Income Boost GLWB, the date Flex Income Control GLWB has been elected;•For Flex Income Control GLWB, the date Flex Income Boost GLWB has been elected;•An ownership change that has the effect of changing the GLWB Covered Person(s) except as described above in the “Effect of Divorce on a GLWB” and “Death of Owner” provisions;•Full Surrender•The Annuity Income Date*; or•Termination of the Contract.*Note that the Maximum Annuity Income Date permitted under the Contract is the first day of the month following the Annuitant’s 100th birthday. (See “Your Annuity Income Date.”)Tax Issues Under a GLWB Certain state and federal tax provisions may be important to you in connection with a GLWB. It is not clear whether withdrawals after the Income Start Date while the Contract Value is greater than zero will be taxed as withdrawals or as annuity payments. This is significant for Non-Qualified Contracts because withdrawals are taxed less favorably than are annuity payments. In view of this uncertainty, we intend to adopt a conservative approach and treat such payments as withdrawals for tax purposes. We intend to treat payments under a GLWB after the Contract Value is zero as annuity payments for tax purposes. A Qualified Contract other than a Roth IRA is subject to certain required minimum distribution (RMD) provisions imposed by the Code and IRS regulations. These RMD provisions require that an amount be distributed from your IRA each year. If you were born before July 1, 1949, your required beginning date is April 1 of the calendar year following the calendar year in which you reach age 70 1∕2. If you were born on or after July 1, 1949, your required beginning date is April 1 of the calendar year following the calendar year in which you reach age 72. If you were born on or after January 1, 1951, your required beginning date is April 1 of the calendar year following the calendar year in which you reach age 73. For non-IRAs, distributions must begin no later than April 1 of the calendar year following the year in which you attain the applicable age or the date of retirement if it is later. For that year, and each succeeding year, a distribution must be made on or before December 31. Your failure to withdraw your yearly RMD Amount from your IRA could result in adverse tax treatment. We determine a yearly RMD Amount for your Contract only, and not for your other tax-qualified investments. We will notify you of the RMD Amount for your Contract in January of each year. On and after the first Contract Anniversary and the Income Start Date, a GLWB permits you to withdraw your RMD Amount each year without reducing your Withdrawal Benefit Base. RMD Amounts withdrawn prior to the Income Start Date are considered Early Withdrawals that will reduce the Withdrawal Benefit Base and the Bonus Base proportionally as the RMD Amounts reduce the Contract Value dollar-for-dollar. For Income Control GLWB and Flex Income Control GLWB, Early Withdrawals reduce the Bonus Base dollar-for-dollar as the RMD Amounts reduce the Contract Value dollar-for-dollar. Currently, any withdrawal in excess of the AWA that is taken to satisfy the RMD Amount will not be treated as an Excess Withdrawal if the withdrawal is taken on and after the first Contract Anniversary and the Income Start Date and is less than the Protected RMD Amount at the time of the withdrawal. See “Protected RMD Amount.” However, if there is any material change to the current Code or IRS regulations governing the timing or determination of RMD Amounts, then we reserve the right to treat any withdrawal greater than the AWA as an Excess Withdrawal which may significantly reduce the Withdrawal Benefit Base. (See “U.S. Federal Income Tax Provisions.”)
Delaware Life Accelerator Prime Variable Annuity | GuaranteedMarketProtectionBenefitMember
Prospectus:
Operation of Benefit [Text Block]	GMPB: Armor Flex 10 GMPB and Armor Flex 7 GMPB A GMPB provides downside market protection for your Contract for the selected Term. If your Contract Value suffers a market loss over a Term, the Company will pay a specified amount of your loss at the end of the Term. Currently, the Company offers Armor Flex 10 GMPB and Armor Flex 7 GMPB. See Rate Sheet Supplement for current GMPB Terms. We may offer additional Terms in the future. You may elect a GMPB on or before the Issue Date. At the beginning of the Term, your GMPB Base is equal to the initial Purchase Payment. After the initial Term Start Date, you may make additional Purchase Payments to the Contract. The GMPB Base is increased by any Purchase Payments received by the Company during the GMPB Purchase Payment Window; and decreased proportionally by any partial withdrawal. Any subsequent Purchase Payment received after the GMPB Purchase Payment Window will not be included in the GMPB Base. How a GMPB Works GMPB Credit On the Term End Date, we will allocate the GMPB Credit to your Contract Value if the GMPB Base is higher than the Contract Value. The GMPB Credit is equal to the lesser of (1) the GMPB Base on the Term End Date minus the Contract Value on the Term End Date and (2) the GMPB Buffer on the Term End Date, as described below. If the GMPB Base is less than or equal to the Contract Value on the Term End Date, there will be no GMPB Credit. The GMPB Credit will be allocated to the Subaccounts in proportion to their respective values as of the Term End Date. If the GMPB Base is less than or equal to the Contract Value on the Term End Date, the GMPB Credit is 0. Any additional amount added to the Contract by the Company under a GMPB will be considered earnings. GMPB Buffer The GMPB Buffer is equal to the GMPB Base on the Term End Date; multiplied by the GMPB Buffer Factor. The GMPB Buffer Factor is the maximum percentage of loss that the Company will absorb when determining the GMPB Credit on the Term End Date. See Rate Sheet Supplement for current GMPB Buffer Factors. Voluntary Termination You may terminate a GMPB before the Term End Date if the GMPB Cancellation Ratio is equal to or greater than the applicable Cancellation Threshold. On the last day of the Contract Quarter, the GMPB Cancellation Ratio is calculated by dividing the Contract Value by the GMPB Base. See Rate Sheet Supplement for current GMPB Cancellation Thresholds. Your termination request must be received by us during the Contract Quarter immediately following the day on which the GMPB Cancellation Ratio is calculated and determined to be equal to or greater than the Cancellation Threshold. If, on the date we receive your request to terminate, the most recently calculated GMPB Cancellation Ratio is less than the applicable Cancellation Threshold, a GMPB cannot be terminated. Upon voluntary termination, all rights and benefits under a GMPB cease and it cannot be reinstated. If a GMPB is terminated for any reason prior to a Term End Date, there will be no GMPB Credit. Successive Terms
A GMPB is available only if all Owners and Annuitants are younger than age 81 on the Open Date. If the Owners are close to age 81 on the Open Date, it may not be appropriate for Owners to elect to continue a GMPB with an available successive Term. You should work with your financial professional to determine whether a successive Term is appropriate to elect based on your age and/or your spouse’s age.

Prior to the end of the initial Term, you may elect a successive Term made available by the Company. The Company will make one successive Term available after the initial Term. We reserve the right not to make any successive Terms available after the first successive Term. We will provide you with a notice showing the available successive Terms, GMPB Buffer Factor, and GMPB Fee Rate. To begin a successive Term, you must provide us with notice of your election by the deadline established in the notice. You may provide notice by submitting a Written Request on our form or, in our discretion, by other means acceptable to us, which may include notice by telephone or by electronic submission through our website. If you do not provide us with notice by the deadline established in the notice, a GMPB will terminate and you will not be able to elect a successive Term at any time in the future. The Company reserves the right to limit the availability of successive Terms based on the age of the Owner (or the Annuitant, if the Owner is not a natural person). GMPB Fee The GMPB Fee is deducted from the Contract Value on the last Valuation Period of each Contract Quarter. The GMPB Fee is calculated by dividing the annual GMPB Fee Rate by four and then multiplying by the GMPB Base. See Rate Sheet Supplement for current GMPB Fee. The GMPB Fee Rate will not exceed the maximum annual GMPB Fee Rate of 1.50% (0.375% quarterly). The GMPB Fee is deducted pro-rata from each Subaccount to which the Contract Value is allocated on the last day of each Contract Quarter. After a GMPB is terminated, the GMPB Fee also terminates. The Company reserves the right to increase the annual GMPB Fee Rate up to the maximum annual GMPB Fee Rate for successive Terms. Your GMPB Fee will not change during a Contract Year, unless you take one of the following specific actions: •If you make additional Purchase Payments during the GMPB Purchase Payment Window, you will increase your GMPB Base and thus your GMPB Fee, because your GMPB Fee is calculated as a percentage of your GMPB Base.•If you make a partial withdrawal, you will decrease your GMPB Base and thus your GMPB Fee, because your GMPB Fee is calculated as a percentage of your GMPB Base.We will continue to deduct the GMPB Fee until the earliest of your Annuity Income Date or the date your GMPB is terminated. See “Termination of a GMPB”. A GMPB may be voluntarily terminated by the Owner only if the GMPB Cancellation Ratio is equal to or greater than the applicable Cancellation Threshold or the Owner surrenders the Contract. See “Voluntary Termination”. The annual GMPB Fee Rate will not vary from the annual GMPB Fee Rate for the selected Term disclosed in the Prospectus or as disclosed in the most recent Rate Sheet. Partial Withdrawals If any withdrawals are made during the Term, each withdrawal will reduce the GMPB Base in the same proportion as the Contract Value is reduced by the withdrawal. The reduction in the GMPB Base may be more than the amount of the withdrawal. A withdrawal will reduce your GMPB Base such that the GMPB Base after the withdrawal is equal to: GMPB Base = A x (1 - (B/C)) Where: •A is the GMPB Base before the withdrawal;•B is the amount of the withdrawal including any Withdrawal Charges; and•C is the Contract Value before the withdrawal.Withdrawals could severely reduce, and even terminate, your benefits under a GMPB, including reducing your Contract Value to zero and thereby terminating your Contract and all benefits thereunder. In addition to reducing your benefits under a GMPB, any withdrawal before you reach age 59 1∕2 could result in adverse state and federal tax consequences. You should consult a qualified tax professional for more information.
Calculation Method of Benefit [Text Block]	GMPB Example Here is an example of how a GMPB works. Assume the following: •You select Armor 10 GMPB, which has a 20% Buffer Factor.•The initial Purchase Payment is $100,000, which becomes the initial GMPB Base. The initial GMPB Buffer equals $20,000 (GMPB Base x GMPB Buffer Factor =˃ $100,000 x 20% = $20,000).•You make an additional Purchase Payment of $20,000, 45 days after the Issue Date, which Contract Value had been reduced to $85, 000 due to market performance. The Contract Value after the additional Purchase Payment is $115,000. Since the additional Purchase Payment is made during the 90-day Purchase Payment Window, the GMPB Base is increased by the amount of the Purchase Payment to $120,000. The resulting GMPB Buffer equals $22,000 ($120,000 x 20%).•You make a second additional Purchase Payment of $5,000, 95 days after the Issue Date. The Contract Value is $85,000 due to market performance. The Contract Value after the Purchase Payment is $117,000. Since the second additional Purchase Payment is made outside the 90-day Purchase Payment Window, the GMPB Base is not impacted by the Purchase Payment. The GMPB Buffer remains $22,000.•At the end of the GMPB Term (Year 10), the Contract Value is $95,000 due to market performance. The GMPB Credit is equal to the lesser of:•GMPB Base – Contract Value ($25,000), and•GMPB Buffer ($24,000)The Contract Value after the GMPB Credit is $119,000 ($95,000 + $24,000). •You choose to renew for an additional GMPB Term. The GMPB Buffer Factor for the new GMPB Term is 20%. The GMPB Base for the new GMPB Term equals the Contract Value at the beginning of the GMPB Term, which is the Contract Value after the GMPB Credit for the first Term is applied ($119,000). The GMPB Buffer for the new GMPB Term equals $23,800 ($118,000 x 20%)•At the end of the second GMPB Term (Year 20), the Contract Value is $110,000 due to market performance. The GMPB Credit is equal to the lesser of:•GMPB Base – Contract Value ($9,000), and•GMPB Buffer ($23,800)The Contract Value after the GMPB Credit is $119,000 ($95,000 + $24,000). •There is no additional renewal GMPB Term available. The GMPB Base and the GMPB Buffer is zero.
Contract Year/Day	Contract Value Beginning of Period	GMPB Base Beginning of Period	Purchase Payment	GMPB Credit	Contract Value End of Period	GMPB Base End of Period	GMPB Buffer End of Period
Issue Date	$0	$0	$100,000	$0	$100,000	$100,000	$20,000
1 (Day 45)	$85,000	$100,000	$20,000	$0	$105,000	$120,000	$24,000
1 (Day 95)	$117,000	$120,000	$5,000	$0	$122,000	$120,000	$24,000
2	$125,000	$120,000	$0	$0	$125,000	$120,000	$24,000
3	$130,000	$120,000	$0	$0	$130,000	$120,000	$24,000
4	$110,000	$120,000	$0	$0	$110,000	$120,000	$24,000
5	$100,000	$120,000	$0	$0	$100,000	$120,000	$24,000
6	$95,000	$120,000	$0	$0	$95,000	$120,000	$24,000
7	$90,000	$120,000	$0	$0	$90,000	$120,000	$24,000
8	$100,000	$120,000	$0	$0	$100,000	$120,000	$24,000
9	$90,000	$120,000	$0	$0	$90,000	$120,000	$24,000
10	$95,000	$120,000	$0	$24,000	$119,000	$119,000	$23,800
11	$110,000	$119,000	$0	$0	$110,000	$119,000	$23,800
12	$100,000	$119,000	$0	$0	$100,000	$119,000	$23,800
14	$95,000	$119,000	$0	$0	$95,000	$119,000	$23,800
15	$90,000	$119,000	$0	$0	$90,000	$119,000	$23,800
16	$100,000	$119,000	$0	$0	$100,000	$119,000	$23,800
17	$90,000	$119,000	$0	$0	$90,000	$119,000	$23,800
18	$110,000	$119,000	$0	$0	$110,000	$119,000	$23,800
19	$115,000	$119,000	$0	$0	$115,000	$119,000	$23,800
20	$110,000	$119,000	$0	$9,000	$119,000	$0	$0
While a GMPB is in effect, all withdrawals reduce the GMPB Base in the same proportion as the withdrawal reduces the Contract Value. Withdrawals All withdrawals, including RMD withdrawals and Free Withdrawal Amounts, reduce the GMPB Base in the same proportion as the withdrawal reduces the Contract Value. Withdrawals reduce the GMPB Base using the following formula:
Your new GMPB Base	=	A x	(1 - (B/C))
Where: A= .Your GMPB Base before the WithdrawalB= The amount of the Withdrawal, including any Withdrawal ChargeC= Your Contract Value immediately prior to the WithdrawalExcept for Contract Year 8, your Contract Value is $100,000, your GMPB Base is $120,000 and you withdraw $10,000. The withdrawal reduces your GMPB Base, as follows:
Your GMPB Base =	=	$120,000	x	(1 - $10,000/$100,000)
	=	$120,000	x	(1 - 0.1)
	=	$120,000	x	(0.9)
	=	$108,000
Your new GMPB Buffer =	=	$108,000	x	20%
	=	$21,600
Death of Owner If the sole designated Beneficiary is the surviving spouse of a deceased Owner, the spouse can elect to continue the Contract and a GMPB in the spouse’s own name as Owner. Spousal Considerations You may remove a Joint Owner from the Contract upon divorce. If an Owner is removed, the remaining/new Owner may continue the remaining GMPB Term, subject to the termination provisions of a GMPB. If there is a court order, property settlement agreement or other document requiring the division, transfer, or split of the Contract, such division, transfer, or split will be considered a withdrawal for all purposes under the Contract and as such may adversely affect the benefits available under a GMPB. Termination of a GMPB A GMPB will terminate immediately upon the occurrence of the earliest of: •The date we approve the Owner’s request to terminate this Rider, subject to the requirements in the Voluntary Termination section;•The Term End Date, after the calculation and crediting of the GMPB Credit, if any, unless the Owner elects to begin a successive Term;•The Annuity Income Date; or•Termination of the Contract.A GMPB may not be voluntarily terminated by the Owner except as described in the “Voluntary Termination” section.
Delaware Life Accelerator Prime Variable Annuity | GuaranteedMinimumAccumulationBenefitMember
Prospectus:
Operation of Benefit [Text Block]	GMAB: Armor Ten GMAB and Armor Seven GMAB The GMAB provides investment protection to you by minimizing investment losses in a down market. You may elect the GMAB on or before the Issue Date. See Rate Sheet Supplement for current GMAB Terms. We may offer additional Terms in the future. A GMAB guarantees minimum accumulation benefit on the Term End Date equal to the sum of (1) Purchase Payments received during the GMAB Purchase Payment Window of the initial Term multiplied by the applicable GMAB Factor; and (2) additional Purchase Payments during the initial Term, multiplied by the applicable GMAB Subsequent Purchase Payment Adjustment Factor and GMAB Factor; as adjusted by partial withdrawals. For successive Terms, if elected, we guarantee the sum of (1) Contract Value on the Term Start Date multiplied by the applicable GMAB Factor; and (2) additional Purchase Payments during the Term, multiplied by the applicable GMAB Subsequent Purchase Payment Adjustment Factor and GMAB Factor, as adjusted by partial withdrawals. The guaranteed minimum accumulation benefit is known as the GMAB Base. If, on the Term End Date, the Contract Value is less than the GMAB Base, the Company will add an additional amount, known as the GMAB Credit, to the Contract Value. If you elect a GMAB, your Contract Value must be invested in one or more of the Designated Investment Options at all times while the rider is in effect. The only Subaccounts that currently qualify as Designated Investment Options are listed in the section entitled “DESIGNATED INVESTMENT OPTIONS.” Transfers of Contract Value to Subaccounts that are not Designated Investment Options and to a Guarantee Period are not permitted while a GMAB is in effect. Allocation of Purchase Payments to the Fixed Account is only permitted under the DCA program. Unlike if you elect a GLWB, a GMPB, HAV Death Benefit, or ROP Death Benefit, you may not voluntarily terminate a GMAB unless you surrender the Contract.
If you elect a GMAB, we limit your investments to the Designated Investment Options. This reduces the risk that your
Contract Value will suffer serious investment losses before you are eligible for your guaranteed benefit payment. We will increase your Contract Value to the GMAB Base on the Term End Date only if the Contract Value is less than the
GMAB Base. We may not be required to use our own assets to make the guaranteed benefit payment under a GMAB.

How a GMAB Works On the Issue Date, the GMAB Base is equal to the Purchase Payments received during the first 90 days of the initial Term multiplied by the GMAB Factor. The GMAB Factor varies based on the length of the Term elected. The minimum GMAB Factor is 85% and the maximum GMAB Factor is 115%. See Rate Sheet Supplement for current GMAB Factors. On the Term Start Date of a successive Term, the GMAB Base is equal to the Contract Value multiplied by the GMAB Factor. After the Term Start Date, the GMAB Base is: •increased by any Purchase Payment received by the Company in a Valuation Period, adjusted by the GMAB Subsequent Purchase Payment Adjustment Factor and the GMAB Factor, as described below; and•decreased proportionally by any partial withdrawal.Additional Purchase Payments Purchase Payments received during the first 90 days of the initial Term, will be multiplied by the applicable GMAB Factor and added to the GMAB Base. Purchase Payments received after the first 90 days of the initial Term or after the Term Start Date of a successive Term will be multiplied by an adjustment factor known as the GMAB Subsequent Purchase Payment Adjustment Factor and the applicable GMAB Factor. As a result, the GMAB Base will increase by an amount less than the value of the additional Purchase Payment. The increase in the GMAB Base is equal to: A x B x C Where: •A is the amount of the subsequent Purchase Payment;•B is the applicable GMAB Subsequent Purchase Payment Adjustment Factor;•C is the GMAB Factor.See Rate Sheet Supplement for current GMAB Subsequent Purchase Payment Adjustment Factors. GMAB Credit A GMAB Credit is equal to: •The GMAB Base on the Term End Date; minus•The Contract Value on the Term End Date.On the Term End Date, if the GMAB Base is higher than the Contract Value, the Company will add the GMAB Credit to the Contract Value. The GMAB Credit will be allocated in the same manner described for additional Purchase Payments (See “Allocation of Purchase Payments.”) If the GMAB Base is less than or equal to the Contract Value on the Term End Date, there will be no GMAB Credit. Any additional amount added to the Contract Value under a GMAB will be considered earnings. Successive Terms
A GMAB is available only if all Owners and Annuitants are younger than age 81 on the Open Date. If the Owners are close to age 81 on the Open Date, it may not be appropriate for Owners to elect to continue a GMAB with an available successive Term. You should work with your financial professional to determine whether a successive Term is appropriate to elect based on your age and/or your spouse’s age.

Prior to the end of each Term, you may elect to continue a GMAB by selecting a successive Term made available by the Company. We will provide you with a notice showing the available Terms and their applicable Designated Investment Options, GMAB Factor, GMAB Subsequent Purchase Payment Adjustment Factors and the annual GMAB Fee Rate. To begin a successive Term, you must provide us with your election by the deadline established in the notice. If your Contract Value is allocated to Subaccounts that are not Designated Investment Options for the successive Term, you must provide a transfer request, effective on the Term Start Date of the successive Term, such that your entire Contract Value is allocated to the Designated Investment Options for that Term. You may provide your election by submitting a Written Request on our form or, in our discretion, by other means acceptable to us, which may include notice by telephone or by electronic submission through our website. If you do not provide us with your election by the deadline established in the notice, a GMAB will terminate and you will not be able to elect a future successive Term. GMAB Fee The GMAB Fee is deducted from the Contract Value on the last Valuation Period of each Contract Quarter. The GMAB Fee is calculated by dividing the annual GMAB Fee Rate by four and then multiplying by the GMAB Base. See Rate Sheet Supplement for current rates. The GMAB Fee Rate will not exceed the maximum annual GMAB Fee Rate of 1.50% (0.375% quarterly). The GMAB Fee is deducted pro-rata from each Subaccount (Designated Investment Options) to which the Contract Value is allocated on the last day of each Contract Quarter. The Company reserves the right to increase the annual GMAB Fee Rate up to the maximum annual GMAB Fee Rate for successive Terms. Your GMAB Fee will not change during a Contract Year, unless you take one of the following specific actions: •If you make additional Purchase Payments during the Contract Year, you will increase your GMAB Base and thus your GMAB Fee, because your GMAB Fee is calculated as a percentage of your GMAB Base.•If you make a partial withdrawal, you will decrease your GMAB Base and thus your GMAB Fee, because your GMAB Fee is calculated as a percentage of your GMAB Base.We will continue to deduct the GMAB Fee until the earliest of your Annuity Income Date or the date your GMAB is terminated. (See “Termination of the GMAB.”) A GMAB may not be voluntarily terminated by the Owner, unless the Owner surrenders the Contract. Partial Withdrawals If any withdrawals are made during the Term, each withdrawal will reduce the GMAB Base in the same proportion as the Contract Value is reduced by the withdrawal. The reduction in the GMAB Base may be more than the amount of the withdrawal. A withdrawal will reduce your GMAB Base such that the GMAB Base after the withdrawal is equal to: A x (1 - (B/C)) Where: •A is the GMAB Base before the withdrawal;•B is the amount of the withdrawal including any Withdrawal Charges; and•C is the Contract Value before the withdrawal.Withdrawals could severely reduce, and even terminate, your benefits under the GMAB, including reducing your Contract Value to zero and thereby terminating your Contract and all benefits thereunder. In addition to reducing your benefits under the GMAB, any withdrawal before you reach age 59 1∕2 could result in adverse state and federal tax consequences. You should consult a qualified tax professional for more information.
Calculation Method of Benefit [Text Block]	GMAB Example Assume the following for a Seven-Year Term: •You are age 65 when your Contract is issued with a Purchase Payment of $100,000 and you elect the GMAB with the Seven-Year Term. The GMAB Factor is 100%.•Your GMAB Base is equal to your initial Purchase Payment of $100,000 multiplied by the GMAB Factor of 100% equals $100,000.•An additional Purchase Payment of $20,000 is received in the first 90 days of the initial Term.•The investment performance of your Designated Investment Options equals Contract expenses, i.e. your Contract Value remains constant for investment performance for all Contract Years except Contract Year 3 where negative investment performance reduces the Contract Value from $120,000 to $80,000.•An additional Purchase Payment of $10,000 is received in Contract Year 4.•A partial withdrawal of $40,000 is taken in Contract Year 6, which includes any Withdrawal Charges.Contract Value and GMAB Base are as of the beginning of the Contract Year, Premiums and Withdrawals are the year of transaction.
Contract Year	Contract Value	GMAB Base	Purchase Payments (Initial and Subsequent)	Withdrawals
1	$100,000	$100,000	$120,000	$0
2	$120,000	$120,000	$0	$0
Contract Year	Contract Value	GMAB Base	Purchase Payments (Initial and Subsequent)	Withdrawals
3	$120,000	$120,000	$0	$0
4	$80,000	$120,000	$10,000	$0
5	$90,000	$125,000	$0	$0
6	$90,000	$125,000	$0	$40,000
7	$50,000	$69,444	$0	$0
8	$69,444	$69,444	$0	$0
9	$69,444	$69,444	$0	$0
10	$69,444	$69,444	$0	$0
11	$69,444	$69,444	$0	$0
12	$69,444	$69,444	$0	$0
At the end of the 7th Contract Year, the GMAB Credit is equal to $19,444 which is applied to the Contract Value. For the purpose of this example, assume a successive 7-Year-Term is selected with a corresponding GMAB Factor of 100%. The GMAB Base for the successive term is 100% of the Contract Value at the beginning of the new term or $69,444. The GMAB Factor for a successive Term may be less than the GMAB Factor for the previous Term. If a successive Term is not selected, the GMAB terminates after the GMAB Credit is applied. Assume the following for a Ten-Year Term: •You are age 65 when your Contract is issued with a Purchase Payment of $100,000 and you elect the GMAB with the Ten-Year Term. The GMAB Factor is 110%.•Your GMAB Base is equal to your initial Purchase Payment of $100,000 multiplied by the GMAB Factor of 110% equals $110,000.•An additional Purchase Payment of $20,000 is received in the first 90 days of the initial Term.•The investment performance of your Designated Investment Options equals Contract expenses, i.e. your Contract Value remains constant for investment performance for all Contract Years except Contract Year 3 where negative investment performance reduces the Contract Value from $120,000 to $80,000.•An additional Purchase Payment of $10,000 is received in Contract Year 4.•A partial withdrawal of $40,000 is taken in Contract Year 6, which includes any Withdrawal Charges.Contract Value and GMAB Base are as of the beginning of the Contract Year, Premiums and Withdrawals are the year of transaction.
Contract Year	Contract Value	GMAB Base	Purchase Payments (Initial and Subsequent)	Withdrawals
1	$100,000	$110,000	$120,000	$0
2	$120,000	$132,000	$0	$0
3	$120,000	$132,000	$0	$0
4	$80,000	$132,000	$10,000	$0
5	$90,000	$138,600	$0	$0
6	$90,000	$138,600	$0	$40,000
7	$50,000	$77,000	$0	$0
8	$50,000	$77,000	$0	$0
Contract Year	Contract Value	GMAB Base	Purchase Payments (Initial and Subsequent)	Withdrawals
9	$50,000	$77,000	$0	$0
10	$50,000	$77,000	$0	$0
11	$77,000	$84,700	$0	$0
12	$77,000	$84,700	$0	$0
At the end of the 10th Contract Year, the GMAB Credit is equal to $27,000 which is applied to the Contract Value. For the purpose of this example, assume a successive 10-Year-Term is selected with a corresponding GMAB Factor of 110%. The GMAB Base for the successive term is 110% of the Contract Value at the beginning of the new term or $77,000. The GMAB Factor for a successive Term may be less than the GMAB Factor for the previous Term. If a successive Term is not selected, the GMAB terminates after the GMAB Credit is applied. Death of Owner If the sole designated Beneficiary is the surviving spouse of a deceased Owner, the spouse can elect to continue the Contract and the GMAB in the spouse’s own name as Owner. Spousal Considerations You may remove a Joint Owner from the Contract upon divorce. If an Owner is removed, the remaining/new Owner may continue the remaining GMAB Term, subject to the termination provisions of the GMAB. If there is a court order, property settlement agreement or other document requiring the division, transfer, or split of the Contract, such division, transfer, or split will be considered a withdrawal for all purposes under the Contract and as such may adversely affect the benefits available under the GMAB. Termination of a GMAB A GMAB will terminate immediately upon the occurrence of the earliest of: •The Term End Date, after the calculation and crediting of GMAB Credit, if any, unless the Owner elects to begin a successive Term;•The Annuity Income Date under the Contract; or•Termination of the Contract.If a GMAB is terminated for any reason prior to a Term End Date, there will be no GMAB Credit. A GMAB may not be voluntarily terminated by the Owner, unless the Owner surrenders the Contract.
Delaware Life Accelerator Prime Variable Annuity | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Pays a death benefit equal to the Contract Value.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Withdrawals will reduce the benefit.•Annuitizing the Contract terminates the benefit.
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	Death Benefit If you die during the Accumulation Phase, we may pay a death benefit to the designated Beneficiary(ies). If there is more than one Owner, we may pay a death benefit upon the death of the first Owner. If the Owner is not a natural person, the Annuitant is considered the Owner for the purpose of this death benefit provision. If the death of the Owner occurs on or after the Annuity Income Date, no death benefit will be payable except as may be provided under the Annuity Payment Option elected, subject to requirements under federal tax laws. If your surviving spouse is the sole designated Beneficiary and elects to continue the Contract in his or her own name as Owner, the death benefit will be payable only upon your surviving spouse’s subsequent death. To be a Beneficiary, a natural person Beneficiary must be alive on the date of death of the Owner (or the Annuitant if the Owner is not a natural person). If there are multiple beneficiaries, the designated Beneficiary is determined according to the order below: 1.the surviving Owner, if a natural person, then2.the primary Beneficiary(ies), then3.the contingent Beneficiary(ies), and then4.the Owner’s estate or the Owner if the Owner is not a natural person.Multiple Beneficiaries in the same class (primary or contingent) share equally unless you direct otherwise. However, if a natural person Beneficiary is not alive and there are other Beneficiaries in the same class that are alive, the death benefit will be shared among the other Beneficiaries of the same class unless you instruct us otherwise. Each Beneficiary’s share of the death benefit will remain allocated in accordance with the allocations the Owner made until the Valuation Period in which we receive Due Proof of Death from that Beneficiary, except that any Contract Value allocated to the Fixed Account will be re-allocated to a money market Subaccount on the Death Benefit Date. Each Beneficiary’s share of the death benefit is subject to, and will change in value based upon, the investment experience of the Subaccounts to which the Beneficiary’s share is allocated. Once we have received Due Proof of Death, then investments in the Variable Account may be reallocated in accordance with the Beneficiary’s instructions. Amount of the Death Benefit We calculate the amount of the death benefit on the Death Benefit Date, which is the first date we receive Due Proof of Death from at least one Beneficiary. On the Death Benefit Date, the basic death benefit is equal to the Contract Value. Optional Death Benefits You may enhance the basic death benefit by electing one of the two optional death benefits: the HAV Death Benefit or the ROP Death Benefit. You must make your election on or before the Issue Date. You will pay a charge for the optional death benefit. (See “Charges for the Optional Death Benefits.”) On the Open Date, all Owners and Annuitants must be younger than age 76 to elect the HAV Death Benefit and younger than age 81 to elect the ROP Death Benefit. You may not elect an optional death benefit after the Issue Date. The optional death benefit will be adjusted for all partial withdrawals as described below.